Schedule of Investments

Invesco AAA CLO Floating Rate Note ETF (ICLO)

July 31, 2023

(Unaudited)

	Principal Amount	Value

Asset-Backed Securities-98.74%
ABPCI Direct Lending Fund IX LLC (Cayman Islands), Series 2020-9A, Class A1R, 7.02% (3 mo. Term SOFR + 1.66%), 11/18/2031(a)(b)	$500,000	$493,249
AGL CLO 14 Ltd. (Cayman Islands), Series 2021-14A, Class A, 6.75% (3 mo. Term SOFR + 1.41%), 12/02/2034(a)(b)	1,500,000	1,494,202
Aimco CLO 14 Ltd. (Cayman Islands), Series 2021-14A, Class A, 6.58% (3 mo. Term SOFR + 1.25%), 04/20/2034(a)(b)	1,500,000	1,487,005
Benefit Street Partners CLO XI (Cayman Islands), Series 2017-11A, Class A2R, 7.07% (3 mo. Term SOFR + 1.76%), 04/15/2029(a)(b)	1,000,000	994,576
Benefit Street Partners CLO XII Ltd. (Cayman Islands), Series 2017-12A, Class A1R, 6.52% (3 mo. Term SOFR + 1.21%), 10/15/2030(a)(b)	448,215	446,637
Buckhorn Park CLO Ltd. (Cayman Islands), Series 2019-1A, Class AR, 6.69% (3 mo. Term SOFR + 1.38%), 07/18/2034(a)(b)	1,325,000	1,319,684
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands)
Series 2013-1A, Class A1RR, 6.27% (3 mo. USD LIBOR + 0.95%), 08/14/2030(a)(b)	682,576	680,986
Series 2014-2RA, Class A2, 6.65% (3 mo. USD LIBOR + 1.33%), 05/15/2031(a)(b)	1,000,000	981,480
CBAM Ltd. (Cayman Islands), Series 2017-1A, Class A1, 6.84% (3 mo. Term SOFR + 1.51%), 07/20/2030(a)(b)	261,280	260,370
Cedar Funding IV CLO Ltd. (Cayman Islands), Series 2014-4A, Class ARR, 6.77% (3 mo. Term SOFR + 1.42%), 07/23/2034(a)(b)	1,000,000	993,889
Cedar Funding XI CLO Ltd. (Cayman Islands), Series 2019-11A, Class A1R, 6.51% (3 mo. USD LIBOR + 1.05%), 05/29/2032(a)(b)	1,850,000	1,841,170
Elmwood CLO IX Ltd. (Cayman Islands), Series 2021-2A, Class A, 6.72% (3 mo. Term SOFR + 1.39%), 07/20/2034(a)(b)	1,640,000	1,632,812
GoldenTree Loan Management US CLO 1 Ltd. (Cayman Islands), Series 2017-1A, Class A1R2, 6.61% (3 mo. Term SOFR + 1.28%), 04/20/2034(a)(b)	900,000	892,675
Golub Capital Partners CLO 25(M) Ltd. (Cayman Islands), Series 2015-25A, Class AR, 6.71% (3 mo. USD LIBOR + 1.38%), 05/05/2030(a)(b)	1,168,527	1,165,000
Golub Capital Partners CLO 45(M) Ltd. (Cayman Islands), Series 2019-45A, Class A, 7.31% (3 mo. Term SOFR + 1.98%), 10/20/2031(a)(b)	1,250,000	1,237,544
Golub Capital Partners CLO 47(M) Ltd. (Cayman Islands), Series 2020-47A, Class A1, 7.31% (3 mo. USD LIBOR + 1.68%), 05/05/2032(a)(b)	1,150,000	1,135,497
Madison Park Funding XXVI Ltd. (Cayman Islands), Series 2017-26A, Class BR, 7.23% (3 mo. Term SOFR + 1.86%), 07/29/2030(a)(b)	550,000	546,250

	Principal Amount	Value

Madison Park Funding XXXVII Ltd. (Cayman Islands), Series 2019-37A, Class AR, 6.64% (3 mo. Term SOFR + 1.33%), 07/15/2033(a)(b)	$1,340,000	$1,331,616
Mariner CLO LLC (Cayman Islands), Series 2016-3A, Class BR2, 7.11% (3 mo. Term SOFR + 1.76%), 07/23/2029(a)(b)	1,000,000	996,156
Neuberger Berman CLO XV (Cayman Islands), Series 2013-15A, Class A1R2, 6.49% (3 mo. Term SOFR + 1.18%), 10/15/2029(a)(b)	923,284	919,666
Owl Rock CLO IV Ltd. (Cayman Islands), Series 2020-4A, Class A1R, 6.98% (3 mo. USD LIBOR + 1.60%), 08/20/2033(a)(b)	750,000	737,186
Palmer Square CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1A4, 6.51% (3 mo. USD LIBOR + 1.13%), 05/21/2034(a)(b)	1,795,000	1,789,818
Rad CLO 5 Ltd. (Cayman Islands), Series 2019- 5A, Class BR, 7.31% (3 mo. Term SOFR + 1.96%), 07/24/2032(a)(b)	2,000,000	1,978,468
Regatta XX Funding Ltd. (Cayman Islands), Series 2021-2A, Class A, 6.73% (3 mo. Term SOFR + 1.42%), 10/15/2034(a)(b)	1,345,000	1,337,890
Regatta XXII Funding Ltd. (Cayman Islands), Series 2022-2A, Class A, 6.87% (3 mo. Term SOFR + 1.54%), 07/20/2035(a)(b)	1,000,000	1,000,848
RR 1 LLC, Series 2017-1A, Class A1AB, 6.72% (3 mo. Term SOFR + 1.41%), 07/15/2035(a)(b)	1,310,000	1,300,830
Signal Peak CLO 1 Ltd., Series 2014-1A, Class AR3, 6.73% (3 mo. Term SOFR + 1.42%), 04/17/2034(a)(b)	1,500,000	1,494,288
Sixth Street CLO XIX Ltd. (Cayman Islands), Series 2021-19A, Class A, 6.69% (3 mo. Term SOFR + 1.36%), 07/20/2034(a)(b)	1,000,000	992,066
Symphony CLO XIX Ltd. (Cayman Islands), Series 2018-19A, Class B, 6.92% (3 mo. Term SOFR + 1.61%), 04/16/2031(a)(b)	900,000	876,739
Symphony CLO XVI Ltd. (Cayman Islands), Series 2015-16A, Class AR, 6.72% (3 mo. Term SOFR + 1.41%), 10/15/2031(a)(b)	500,000	498,411

Total Asset-Backed Securities (Cost $32,408,365)		32,857,008

	Shares
Money Market Funds-1.00%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(c)(d) (Cost $331,994)	331,994	331,994

TOTAL INVESTMENTS IN SECURITIES-99.74% (Cost $32,740,359)		33,189,002
OTHER ASSETS LESS LIABILITIES-0.26%		86,222

NET ASSETS-100.00%		$33,275,224

See accompanying notes which are an integral part of this schedule.

Invesco AAA CLO Floating Rate Note ETF (ICLO)–(continued)

July 31, 2023

(Unaudited)

Investment Abbreviations:

BR	-Bearer Shares
CLO	-Collateralized Loan Obligation
LIBOR	-London Interbank Offered Rate
SOFR	-Secured Overnight Financing Rate
USD	-U.S. Dollar

Notes to Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2023 was $32,857,008, which represented 98.74% of the Fund’s Net Assets.

(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on July 31, 2023.
(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the period ended July 31, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$-	$4,478,610	$(4,146,616)	$-	$-	$331,994	$5,869

(d)	The rate shown is the 7-day SEC standardized yield as of July 31, 2023.

The valuation policy and a listing of other significant accounting policies are available in the most recent Statement of Additional Information.

See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)

Invesco Active U.S. Real Estate ETF (PSR)

July 31, 2023

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests-100.00%
Apartments-9.72%
Apartment Income REIT Corp.	37,487	$1,294,801
AvalonBay Communities, Inc.	6,917	1,304,892
Camden Property Trust	12,233	1,334,498
Elme Communities	82,711	1,344,054
Equity Residential	19,983	1,317,679
Essex Property Trust, Inc.	5,578	1,358,522
Mid-America Apartment Communities, Inc.	8,767	1,312,069
UDR, Inc.	31,569	1,290,541

		10,557,056

Data Centers-10.11%
Digital Realty Trust, Inc.	45,057	5,615,003
Equinix, Inc.	6,617	5,359,241

		10,974,244

Diversified-1.29%
W.P. Carey, Inc.	20,733	1,400,099

Free Standing-5.48%
Agree Realty Corp.	12,956	839,290
Essential Properties Realty Trust, Inc.	34,631	850,191
Four Corners Property Trust, Inc.	32,688	859,694
NETSTREIT Corp.	48,465	867,039
NNN REIT, Inc.	19,660	839,089
Realty Income Corp.	13,958	851,019
Spirit Realty Capital, Inc.	20,851	840,921

		5,947,243

Gaming REITs-4.00%
Gaming and Leisure Properties, Inc.	45,310	2,150,413
VICI Properties, Inc.	69,840	2,198,563

		4,348,976

Health Care-8.65%
CareTrust REIT, Inc.(b)	56,981	1,184,635
Healthcare Realty Trust, Inc.	60,724	1,185,940
Healthpeak Properties, Inc.	53,835	1,175,218
National Health Investors, Inc.	21,429	1,176,666
Omega Healthcare Investors, Inc.	35,753	1,140,521
Physicians Realty Trust(b)	80,081	1,180,394
Ventas, Inc.	23,964	1,162,733
Welltower, Inc.	14,410	1,183,781

		9,389,888

Industrial-14.26%
Americold Realty Trust, Inc.	70,116	2,273,161
EastGroup Properties, Inc.	12,214	2,164,077
First Industrial Realty Trust, Inc.	41,341	2,137,330
Prologis, Inc.	17,738	2,212,815
Rexford Industrial Realty, Inc.	41,250	2,272,462
STAG Industrial, Inc.	59,940	2,175,822
Terreno Realty Corp.	37,959	2,252,487

		15,488,154

Infrastructure REITs-14.26%
American Tower Corp.	28,360	5,397,191
Crown Castle, Inc.	47,572	5,151,572
SBA Communications Corp., Class A	22,559	4,939,293

		15,488,056

Lodging Resorts-2.66%
Apple Hospitality REIT, Inc.	25,948	402,194
DiamondRock Hospitality Co.	49,523	420,945
Host Hotels & Resorts, Inc.(b)	22,652	416,797
Pebblebrook Hotel Trust(b)	28,374	438,378

	Shares	Value

Lodging Resorts-(continued)
RLJ Lodging Trust(b)	39,152	$403,266
Ryman Hospitality Properties, Inc.(b)	4,223	402,410
Sunstone Hotel Investors, Inc.	39,500	402,505

		2,886,495

Manufactured Homes-3.82%
Equity LifeStyle Properties, Inc.(b)	20,317	1,446,164
Sun Communities, Inc.	10,100	1,316,030
UMH Properties, Inc.(b)	83,287	1,386,729

		4,148,923

Office-3.60%
Alexandria Real Estate Equities, Inc.	6,114	768,408
Boston Properties, Inc.(b)	11,883	791,764
Cousins Properties, Inc.	30,616	747,949
Empire State Realty Trust, Inc., Class A(b)	91,280	816,956
Kilroy Realty Corp.	22,045	787,006

		3,912,083

Regional Malls-0.80%
Simon Property Group, Inc.	6,993	871,328

Self Storage-6.67%
CubeSmart(b)	42,284	1,833,434
Extra Space Storage, Inc.	12,604	1,759,140
National Storage Affiliates Trust	53,672	1,813,577
Public Storage	6,509	1,833,911

		7,240,062

Shopping Centers-8.04%
Acadia Realty Trust.	56,414	886,264
Alexander & Baldwin, Inc.	45,367	871,046
Brixmor Property Group, Inc.	37,679	856,820
Federal Realty Investment Trust(b)	8,461	858,961
Kimco Realty Corp.	41,366	838,075
Phillips Edison & Co., Inc.(b)	25,392	896,592
Regency Centers Corp.	13,382	876,923
Retail Opportunity Investments Corp.(b)	61,181	901,196
SITE Centers Corp.(b)	60,469	849,589
Urban Edge Properties(b)	52,297	889,572

		8,725,038

Single Family Homes-2.56%
American Homes 4 Rent, Class A	37,638	1,410,672
Invitation Homes, Inc.	38,671	1,372,821

		2,783,493

Specialty-0.96%
Lamar Advertising Co., Class A	5,322	525,282
Outfront Media, Inc.	33,270	514,354

		1,039,636

Timber REITs-3.12%
PotlatchDeltic Corp.(b)	20,798	1,115,397
Rayonier, Inc.(b)	35,036	1,160,392
Weyerhaeuser Co.	32,663	1,112,502

		3,388,291

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.00% (Cost $117,518,140)		108,589,065

See accompanying notes which are an integral part of this schedule.

Invesco Active U.S. Real Estate ETF (PSR)–(continued)

July 31, 2023

(Unaudited)

	Shares	Value

Investments Purchased with Cash Collateral from Securities on Loan Money
Market Funds-12.34%
Invesco Private Government Fund, 5.24%(c)(d)(e)	3,751,466	$3,751,466
Invesco Private Prime Fund, 5.38%(c)(d)(e)	9,646,626	9,646,626

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $13,398,092)		13,398,092

TOTAL INVESTMENTS IN SECURITIES-112.34% (Cost $130,916,232)		121,987,157
OTHER ASSETS LESS LIABILITIES-(12.34)%		(13,401,678)

NET ASSETS-100.00%		$108,585,479

Investment Abbreviations:

REIT-Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Property type classifications used in this report are generally according to FTSE National Association of Real Estate Investment Trusts (“NAREIT”) Equity REITs Index, which is exclusively owned by NAREIT.

(b)	All or a portion of this security was out on loan at July 31, 2023.
(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$-	$2,148,641	$(2,148,641)	$-	$-	$-	$1,129

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	1,689,902	36,602,220	(34,540,656)	-	-	3,751,466	105,729	*

Invesco Private Prime Fund	4,344,289	84,305,679	(79,003,082)	(76)	(184)	9,646,626	284,597	*

Total	$6,034,191	$123,056,540	$(115,692,379)	$(76)	$(184)	$13,398,092	$391,455

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of July 31, 2023.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)

Invesco High Yield Bond Factor ETF (IHYF)

July 31, 2023

(Unaudited)

	Principal Amount	Value

U.S. Dollar Denominated Bonds & Notes-97.01%
Advertising-0.29%
Advantage Sales & Marketing, Inc., 6.50%, 11/15/2028(b)	$126,000	$109,756

Aerospace & Defense-1.89%
Bombardier, Inc. (Canada), 7.50%, 02/01/2029(b)	217,000	215,183
Howmet Aerospace, Inc.
5.13%, 10/01/2024	45,000	44,599
6.88%, 05/01/2025	115,000	116,856
Spirit AeroSystems, Inc., 9.38%, 11/30/2029(b)	62,000	66,445
TransDigm, Inc., 6.25%, 03/15/2026(b)	274,000	272,771

		715,854

Agricultural & Farm Machinery-0.17%
Titan International, Inc., 7.00%, 04/30/2028	65,000	62,687

Air Freight & Logistics-0.32%
Rand Parent LLC, 8.50%, 02/15/2030(b)	128,000	120,553

Alternative Carriers-0.64%
Lumen Technologies, Inc., 4.00%, 02/15/2027(b)	144,000	94,870
Qwest Corp., 7.25%, 09/15/2025	77,000	75,109
Zayo Group Holdings, Inc., 4.00%, 03/01/2027(b)	100,000	71,641

		241,620

Aluminum-0.23%
Kaiser Aluminum Corp., 4.50%, 06/01/2031(b)	106,000	86,757

Apparel Retail-0.58%
Foot Locker, Inc., 4.00%, 10/01/2029(b)	67,000	52,151
Gap, Inc. (The), 3.63%, 10/01/2029(b)	161,000	120,267
Victoria’s Secret & Co., 4.63%, 07/15/2029(b)	62,000	46,595

		219,013

Apparel, Accessories & Luxury Goods-0.72%
G-III Apparel Group Ltd., 7.88%, 08/15/2025(b)	88,000	86,635
Hanesbrands, Inc., 4.88%, 05/15/2026(b)(c)	81,000	76,032
Under Armour, Inc., 3.25%, 06/15/2026	122,000	111,962

		274,629

Application Software-0.64%
Cloud Software Group, Inc., 6.50%, 03/31/2029(b)	100,000	90,094
Open Text Holdings, Inc. (Canada)
4.13%, 02/15/2030(b)	103,000	88,389
4.13%, 12/01/2031(b)	76,000	63,068

		241,551

Asset Management & Custody Banks-0.15%
Brightsphere Investment Group, Inc., 4.80%, 07/27/2026	58,000	55,635

Automobile Manufacturers-2.90%
Ford Motor Credit Co. LLC
5.13%, 06/16/2025	200,000	194,910
4.13%, 08/04/2025	200,000	190,971
3.38%, 11/13/2025	200,000	187,175
6.80%, 05/12/2028	200,000	202,026

	Principal Amount	Value

Automobile Manufacturers-(continued)
Jaguar Land Rover Automotive PLC (United Kingdom), 7.75%, 10/15/2025(b)	$200,000	$202,561
PM General Purchaser LLC, 9.50%, 10/01/2028(b)	123,000	120,695

		1,098,338

Automotive Parts & Equipment-1.27%
Clarios Global L.P./Clarios US Finance Co., 8.50%, 05/15/2027(b)	37,000	37,531
Dana, Inc., 4.25%, 09/01/2030	84,000	71,855
IHO Verwaltungs GmbH (Germany), 7.13% PIK Rate, 6.38% Cash Rate, 05/15/2029(b)(d)	200,000	186,085
ZF North America Capital, Inc. (Germany), 4.75%, 04/29/2025(b)	192,000	186,864

		482,335

Automotive Retail-0.10%
Sonic Automotive, Inc., 4.63%, 11/15/2029(b)	45,000	38,595

Broadcasting-2.41%
AMC Networks, Inc., 4.75%, 08/01/2025	72,000	63,854
iHeartCommunications, Inc.
6.38%, 05/01/2026	72,000	62,315
8.38%, 05/01/2027(c)	45,000	30,836
Liberty Interactive LLC, 8.25%, 02/01/2030	79,000	30,020
Paramount Global, 6.38%, 03/30/2062(c)(e)	298,000	245,954
TEGNA, Inc.
4.75%, 03/15/2026(b)	150,000	144,090
4.63%, 03/15/2028	155,000	139,306
Univision Communications, Inc., 5.13%, 02/15/2025(b)	73,000	71,620
Urban One, Inc., 7.38%, 02/01/2028(b)	67,000	59,228
Videotron Ltd. (Canada), 5.13%, 04/15/2027(b)	69,000	66,598

		913,821

Broadline Retail-2.93%
GrubHub Holdings, Inc., 5.50%, 07/01/2027(b)	90,000	64,291
Kohl’s Corp.
4.63%, 05/01/2031	90,000	66,532
5.55%, 07/17/2045(c)	100,000	64,251
Macy’s Retail Holdings LLC
5.88%, 04/01/2029(b)(c)	242,000	225,054
6.13%, 03/15/2032(b)	93,000	83,081
Nordstrom, Inc.
4.00%, 03/15/2027	99,000	89,825
6.95%, 03/15/2028	63,000	62,509
4.38%, 04/01/2030	79,000	66,715
4.25%, 08/01/2031	96,000	75,792
QVC, Inc.
4.75%, 02/15/2027	125,000	81,075
5.45%, 08/15/2034	68,000	33,400
Rakuten Group, Inc. (Japan), 10.25%, 11/30/2024(b)	200,000	199,914

		1,112,439

Building Products-2.67%
Builders FirstSource, Inc., 4.25%, 02/01/2032(b)	194,000	168,513
Cornerstone Building Brands, Inc., 6.13%, 01/15/2029(b)	89,000	73,765

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Bond Factor ETF (IHYF)–(continued)

July 31, 2023

(Unaudited)

	Principal Amount	Value

Building Products-(continued)
JELD-WEN, Inc.
6.25%, 05/15/2025(b)	$52,000	$52,691
4.63%, 12/15/2025(b)	81,000	79,239
4.88%, 12/15/2027(b)(c)	167,000	150,054
Masonite International Corp.
5.38%, 02/01/2028(b)	100,000	95,349
3.50%, 02/15/2030(b)	90,000	75,904
Standard Industries, Inc.
5.00%, 02/15/2027(b)	89,000	85,317
4.75%, 01/15/2028(b)	80,000	74,613
4.38%, 07/15/2030(b)	108,000	93,871
3.38%, 01/15/2031(b)	81,000	65,485

		1,014,801

Cable & Satellite-5.07%
Altice Financing S.A. (Luxembourg), 5.75%, 08/15/2029(b)	200,000	150,189
CCO Holdings LLC/CCO Holdings Capital Corp.
5.50%, 05/01/2026(b)	88,000	85,994
5.13%, 05/01/2027(b)	285,000	267,646
CSC Holdings LLC
5.25%, 06/01/2024	69,000	64,413
6.50%, 02/01/2029(b)	200,000	170,077
4.63%, 12/01/2030(b)	200,000	100,679
DIRECTV Financing LLC/DIRECTV Financing Co-Obligor, Inc., 5.88%, 08/15/2027(b)	240,000	216,870
DISH DBS Corp.
7.75%, 07/01/2026	184,000	119,196
5.25%, 12/01/2026(b)	159,000	130,520
DISH Network Corp., 11.75%, 11/15/2027(b)	137,000	138,094
LCPR Senior Secured Financing DAC
6.75%, 10/15/2027(b)	200,000	187,258
5.13%, 07/15/2029(b)	200,000	165,600
Radiate Holdco LLC/Radiate Finance, Inc.
4.50%, 09/15/2026(b)	67,000	54,522
6.50%, 09/15/2028(b)	40,000	24,023
Sirius XM Radio, Inc., 3.13%, 09/01/2026(b)	53,000	47,874

		1,922,955

Casinos & Gaming-3.63%
Affinity Interactive, 6.88%, 12/15/2027(b)	187,000	165,637
Caesars Entertainment, Inc.
6.25%, 07/01/2025(b)	182,000	181,173
4.63%, 10/15/2029(b)	45,000	39,655
Caesars Resort Collection LLC/CRC Finco, Inc., 5.75%, 07/01/2025(b)	118,000	119,298
Las Vegas Sands Corp.
3.20%, 08/08/2024	82,000	79,648
2.90%, 06/25/2025	200,000	188,253
Melco Resorts Finance Ltd. (Hong Kong), 5.38%, 12/04/2029(b)	200,000	170,998
MGM Resorts International, 6.75%, 05/01/2025	36,000	36,187
Mohegan Tribal Gaming Authority, 8.00%, 02/01/2026(b)	61,000	56,494
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., 5.88%, 09/01/2031(b)(c)	234,000	172,961
Sands China Ltd. (Macau), 3.75%, 08/08/2031	200,000	167,922

		1,378,226

	Principal Amount	Value

Coal & Consumable Fuels-0.31%
Enviva Partners L.P./Enviva Partners Finance Corp., 6.50%, 01/15/2026(b)	$140,000	$118,262

Commercial & Residential Mortgage Finance-0.53%
Enact Holdings, Inc., 6.50%, 08/15/2025(b)	78,000	77,297
NMI Holdings, Inc., 7.38%, 06/01/2025(b)	81,000	81,874
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.88%, 10/15/2026(b)	49,000	43,664

		202,835

Commodity Chemicals-0.31%
Methanex Corp. (Canada), 5.25%, 12/15/2029	127,000	116,377

Communications Equipment-0.28%
CommScope Technologies LLC, 6.00%, 06/15/2025(b)	40,000	36,324
Hughes Satellite Systems Corp., 6.63%, 08/01/2026	79,000	71,418

		107,742

Construction & Engineering-0.12%
AECOM, 5.13%, 03/15/2027	48,000	46,382

Construction Machinery & Heavy Transportation Equipment-0.36%
Manitowoc Co., Inc. (The), 9.00%, 04/01/2026(b)(c)	40,000	39,850
Trinity Industries, Inc., 4.55%, 10/01/2024	100,000	97,874

		137,724

Construction Materials-0.38%
Camelot Return Merger Sub, Inc., 8.75%, 08/01/2028(b)	70,000	68,371
Eco Material Technologies, Inc., 7.88%, 01/31/2027(b)	78,000	74,586

		142,957

Consumer Finance-3.17%
Ally Financial, Inc., 5.75%, 11/20/2025(c)	92,000	89,265
ASG Finance Designated Activity Co. (Cyprus), 7.88%, 12/03/2024(b)	200,000	195,200
Credit Acceptance Corp., 5.13%, 12/31/2024(b)	80,000	78,465
Navient Corp.
5.00%, 03/15/2027(c)	116,000	105,089
5.63%, 08/01/2033	62,000	47,517
OneMain Finance Corp.
6.88%, 03/15/2025	72,000	71,826
7.13%, 03/15/2026	140,000	138,818
9.00%, 01/15/2029	138,000	140,346
PRA Group, Inc., 7.38%, 09/01/2025(b)	140,000	134,966
Synchrony Financial, 7.25%, 02/02/2033	215,000	201,766

		1,203,258

Distributors-0.63%
Evergreen Acqco 1 L.P./TVI, Inc., 9.75%, 04/26/2028(b)	58,000	60,520
Performance Food Group, Inc., 6.88%, 05/01/2025(b)	180,000	180,153

		240,673

Diversified Banks-0.88%
Commerzbank AG (Germany), 8.13%, 09/19/2023(b)	200,000	199,770

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Bond Factor ETF (IHYF)–(continued)

July 31, 2023

(Unaudited)

	Principal Amount	Value

Diversified Banks-(continued)
Freedom Mortgage Corp.
8.25%, 04/15/2025(b)	$90,000	$89,046
7.63%, 05/01/2026(b)	50,000	45,841

		334,657

Diversified Chemicals-0.80%
Chemours Co. (The)
5.38%, 05/15/2027	68,000	64,791
5.75%, 11/15/2028(b)	160,000	146,946
4.63%, 11/15/2029(b)	54,000	45,628
Trinseo Materials Operating S.C.A./Trinseo Materials Finance, Inc., 5.13%, 04/01/2029(b)	78,000	45,939

		303,304

Diversified Financial Services-3.12%
AG Issuer LLC, 6.25%, 03/01/2028(b)	92,000	88,830
Albion Financing 2 S.a.r.l. (Luxembourg), 8.75%, 04/15/2027(b)	200,000	186,302
Midcap Financial Issuer Trust, 5.63%, 01/15/2030(b)	209,000	167,490
Photo Holdings Merger Sub, Inc., 8.50%, 10/01/2026(b)	79,000	38,023
Resorts World Las Vegas LLC/RWLV Capital, Inc.
4.63%, 04/16/2029(b)	200,000	165,847
4.63%, 04/06/2031(b)	200,000	156,182
Scientific Games Holdings L.P./Scientific Games US FinCo, Inc., 6.63%, 03/01/2030(b)(c)	163,000	144,597
United Wholesale Mortgage LLC
5.50%, 11/15/2025(b)	121,000	116,444
5.75%, 06/15/2027(b)	47,000	44,022
5.50%, 04/15/2029(b)	85,000	74,804

		1,182,541

Diversified Metals & Mining-0.62%
Mineral Resources Ltd. (Australia)
8.13%, 05/01/2027(b)	86,000	86,184
8.50%, 05/01/2030(b)	148,000	149,727

		235,911

Diversified Real Estate Activities-0.13%
Five Point Operating Co. L.P./Five Point Capital Corp., 7.88%, 11/15/2025(b)	51,000	48,262

Diversified REITs-0.20%
HAT Holdings I LLC/HAT Holdings II LLC, 3.38%, 06/15/2026(b)	82,000	74,146

Diversified Support Services-1.52%
MPH Acquisition Holdings LLC
5.50%, 09/01/2028(b)	81,000	70,679
5.75%, 11/01/2028(b)	87,000	66,438
Neptune Bidco US, Inc., 9.29%, 04/15/2029(b)	307,000	282,793
Prime Security Services Borrower LLC/Prime Finance, Inc.
5.25%, 04/15/2024(b)	39,000	38,645
5.75%, 04/15/2026(b)	120,000	117,784

		576,339

Education Services-0.29%
Grand Canyon University, 4.13%, 10/01/2024	118,000	111,687

	Principal Amount	Value

Electric Utilities-1.69%
Drax Finco PLC (United Kingdom), 6.63%, 11/01/2025(b)	$200,000	$196,856
Edison International, 8.13%, 06/15/2053(e)	70,000	71,844
Midland Cogeneration Venture L.P., 6.00%, 03/15/2025(b)	56,844	56,560
NRG Energy, Inc.
5.25%, 06/15/2029(b)	83,000	74,983
3.63%, 02/15/2031(b)	87,000	68,354
3.88%, 02/15/2032(b)	144,000	111,563
Vistra Operations Co. LLC, 5.63%, 02/15/2027(b)	63,000	60,984

		641,144

Electrical Components & Equipment-0.30%
WESCO Distribution, Inc., 7.13%, 06/15/2025(b)	114,000	115,411

Electronic Components-0.73%
Imola Merger Corp., 4.75%, 05/15/2029(b)	160,000	140,657
Likewize Corp., 9.75%, 10/15/2025(b)	141,000	136,293

		276,950

Environmental & Facilities Services-0.24%
Enviri Corp., 5.75%, 07/31/2027(b)	73,000	63,141
Stericycle, Inc., 5.38%, 07/15/2024(b)	28,000	27,695

		90,836

Financial Exchanges & Data-0.35%
Coinbase Global, Inc., 3.38%, 10/01/2028(b)	189,000	132,520

Food Distributors-0.83%
C&S Group Enterprises LLC, 5.00%, 12/15/2028(b)	224,000	173,835
United Natural Foods, Inc., 6.75%, 10/15/2028(b)	107,000	89,240
US Foods, Inc., 6.25%, 04/15/2025(b)	50,000	50,171

		313,246

Food Retail-0.32%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s L.P./Albertson’s LLC, 4.63%, 01/15/2027(b)	128,000	121,414

Footwear-0.39%
Abercrombie & Fitch Management Co., 8.75%, 07/15/2025(b)	147,000	149,254

Gas Utilities-0.32%
AmeriGas Partners L.P./AmeriGas Finance Corp., 5.88%, 08/20/2026	60,000	56,626
Ferrellgas L.P./Ferrellgas Finance Corp., 5.88%, 04/01/2029(b)	75,000	64,591

		121,217

Health Care Distributors-0.46%
Owens & Minor, Inc.
4.50%, 03/31/2029(b)	86,000	74,030
6.63%, 04/01/2030(b)	110,000	100,802

		174,832

Health Care Equipment-0.25%
Varex Imaging Corp., 7.88%, 10/15/2027(b)	96,000	96,442

Health Care Facilities-0.84%
Legacy LifePoint Health LLC, 6.75%, 04/15/2025(b)	95,000	96,561

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Bond Factor ETF (IHYF)–(continued)

July 31, 2023

(Unaudited)

	Principal Amount	Value

Health Care Facilities-(continued)
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/01/2026(b)	$26,000	$24,412
Tenet Healthcare Corp., 4.88%, 01/01/2026(c)	204,000	197,643

		318,616

Health Care REITs-0.62%
MPT Operating Partnership L.P./MPT Finance Corp.
5.00%, 10/15/2027(c)	148,000	129,882
4.63%, 08/01/2029	131,000	104,206

		234,088

Health Care Services-2.06%
Community Health Systems, Inc.
8.00%, 03/15/2026(b)	126,000	123,848
6.00%, 01/15/2029(b)	160,000	136,981
6.88%, 04/15/2029(b)	102,000	67,720
6.13%, 04/01/2030(b)	84,000	53,040
5.25%, 05/15/2030(b)	83,000	66,420
Global Medical Response, Inc., 6.50%, 10/01/2025(b)	10,000	5,950
ModivCare, Inc., 5.88%, 11/15/2025(b)	97,000	90,080
Prime Healthcare Services, Inc., 7.25%, 11/01/2025(b)	75,000	71,335
US Acute Care Solutions LLC, 6.38%, 03/01/2026(b)	192,000	168,000

		783,374

Health Care Technology-0.30%
athenahealth Group, Inc., 6.50%, 02/15/2030(b)	135,000	114,554

Home Furnishings-0.19%
Tempur Sealy International, Inc., 3.88%, 10/15/2031(b)	87,000	70,494

Home Improvement Retail-0.29%
Specialty Building Products Holdings LLC/SBP Finance Corp., 6.38%, 09/30/2026(b)	117,000	111,455

Homebuilding-1.55%
Brookfield Residential Properties, Inc./ Brookfield Residential US LLC (Canada), 6.25%, 09/15/2027(b)	88,000	81,438
LGI Homes, Inc., 4.00%, 07/15/2029(b)	202,000	169,935
New Home Co., Inc. (The), 7.25%, 10/15/2025(b)	80,000	74,375
Shea Homes L.P./Shea Homes Funding Corp., 4.75%, 02/15/2028	78,000	71,060
Taylor Morrison Communities, Inc., 5.75%, 01/15/2028(b)	80,000	78,060
Tri Pointe Homes, Inc., 5.25%, 06/01/2027	118,000	114,138

		589,006

Hotel & Resort REITs-0.73%
Service Properties Trust
4.50%, 03/15/2025	19,000	17,926
4.75%, 10/01/2026	150,000	131,479
4.95%, 02/15/2027(c)	149,000	127,932

		277,337

	Principal Amount	Value

Hotels, Resorts & Cruise Lines-2.30%
Carnival Corp.
5.75%, 03/01/2027(b)	$282,000	$261,107
6.00%, 05/01/2029(b)	200,000	179,958
Royal Caribbean Cruises Ltd.
11.50%, 06/01/2025(b)	46,000	48,775
5.50%, 04/01/2028(b)	138,000	130,191
Six Flags Theme Parks, Inc., 7.00%, 07/01/2025(b)	66,000	66,220
Travel + Leisure Co., Series J, 6.00%, 04/01/2027	188,000	184,428

		870,679

Housewares & Specialties-0.65%
Newell Brands, Inc.
4.70%, 04/01/2026	183,000	173,875
6.63%, 09/15/2029	74,000	74,058

		247,933

Independent Power Producers & Energy Traders-0.47%
EnfraGen Energia Sur S.A./EnfraGen Spain S.A./Prime Energia S.p.A. (Colombia), 5.38%, 12/30/2030(b)	270,000	178,810

Industrial Conglomerates-0.89%
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.
6.25%, 05/15/2026	159,000	149,217
4.38%, 02/01/2029(c)	230,000	186,812

		336,029

Industrial Machinery & Supplies & Components-0.30%
CD&R Smokey Buyer, Inc., 6.75%, 07/15/2025(b)	57,000	53,866
JPW Industries Holding Corp., 9.00%, 10/01/2024(b)	65,000	60,527

		114,393

Insurance Brokers-0.26%
HUB International Ltd., 7.00%, 05/01/2026(b)	98,000	97,915

Integrated Telecommunication Services-2.61%
Connect Finco S.a.r.l./Connect US Finco LLC (United Kingdom), 6.75%, 10/01/2026(b)	200,000	191,925
Consolidated Communications, Inc., 6.50%, 10/01/2028(b)	53,000	41,738
Frontier North, Inc., Series G, 6.73%, 02/15/2028	154,000	142,616
Level 3 Financing, Inc.
3.40%, 03/01/2027(b)	90,000	79,461
3.88%, 11/15/2029(b)	160,000	136,250
10.50%, 05/15/2030(b)	67,000	69,482
Ligado Networks LLC, 15.50% PIK Rate, 0.00% Cash Rate, 11/01/2023(b)(d)	39,592	13,560
Telecom Italia S.p.A. (Italy), 5.30%, 05/30/2024(b)	200,000	196,255
Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 08/15/2028(b)	140,000	118,055

		989,342

Interactive Media & Services-0.61%
Cumulus Media New Holdings, Inc., 6.75%, 07/01/2026(b)	37,000	27,801
Diamond Sports Group LLC/Diamond Sports Finance Co., 5.38%, 08/15/2026(b)	101,000	3,156

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Bond Factor ETF (IHYF)–(continued)

July 31, 2023

(Unaudited)

	Principal Amount	Value

Interactive Media & Services-(continued)
Millennium Escrow Corp., 6.63%, 08/01/2026(b)	$72,000	$53,733
Scripps Escrow II, Inc., 5.38%, 01/15/2031(b)	160,000	122,104
TripAdvisor, Inc., 7.00%, 07/15/2025(b)	24,000	24,066

		230,860

Internet Services & Infrastructure-0.11%
Cogent Communications Group, Inc., 3.50%, 05/01/2026(b)	43,000	39,915

Investment Banking & Brokerage-0.35%
NFP Corp., 6.88%, 08/15/2028(b)	119,000	105,468
StoneX Group, Inc., 8.63%, 06/15/2025(b)	26,000	26,225

		131,693

IT Consulting & Other Services-0.38%
Sabre GLBL, Inc., 7.38%, 09/01/2025(b)	117,000	105,726
Unisys Corp., 6.88%, 11/01/2027(b)	49,000	40,063

		145,789

Leisure Facilities-1.07%
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/2028(b)	125,000	136,511
Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., 5.50%, 05/01/2025(b)	48,000	47,553
NCL Corp. Ltd., 5.88%, 03/15/2026(b)(c)	161,000	152,493
Vail Resorts, Inc., 6.25%, 05/15/2025(b)	70,000	70,251

		406,808

Leisure Products-0.32%
Vista Outdoor, Inc., 4.50%, 03/15/2029(b)	142,000	120,911

Marine Transportation-0.17%
Seaspan Corp. (Hong Kong), 5.50%, 08/01/2029(b)	81,000	66,126

Metal, Glass & Plastic Containers-1.38%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
5.25%, 04/30/2025(b)	200,000	196,129
4.13%, 08/15/2026(b)	200,000	187,532
Ball Corp., 4.88%, 03/15/2026	73,000	71,443
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC (Canada), 6.00%, 09/15/2028(b)	49,000	43,484
Mauser Packaging Solutions Holding Co., 9.25%, 04/15/2027(b)	28,000	26,053

		524,641

Mortgage REITs-0.21%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.25%, 10/01/2025(b)	82,000	78,682

Movies & Entertainment-0.86%
Banijay Entertainment S.A.S.U. (France), 5.38%, 03/01/2025(b)	200,000	195,681
Cinemark USA, Inc., 8.75%, 05/01/2025(b)	87,000	87,950
Lions Gate Capital Holdings LLC, 5.50%, 04/15/2029(b)	60,000	41,118

		324,749

Multi-Utilities-0.43%
Algonquin Power & Utilities Corp. (Canada), 4.75%, 01/18/2082(e)	204,000	164,801

	Principal Amount	Value

Office REITs-0.52%
Office Properties Income Trust
4.50%, 02/01/2025	$124,000	$109,406
2.65%, 06/15/2026	57,000	42,443
2.40%, 02/01/2027	67,000	45,425

		197,274

Office Services & Supplies-1.22%
ACCO Brands Corp., 4.25%, 03/15/2029(b)	171,000	146,075
Interface, Inc., 5.50%, 12/01/2028(b)	180,000	151,188
Pitney Bowes, Inc.
6.88%, 03/15/2027(b)(c)	153,000	115,765
7.25%, 03/15/2029(b)	75,000	51,000

		464,028

Oil & Gas Drilling-1.18%
Harvest Midstream I L.P., 7.50%, 09/01/2028(b)	84,000	82,630
Nabors Industries, Inc., 7.38%, 05/15/2027(b)	45,000	44,054
Rockies Express Pipeline LLC
3.60%, 05/15/2025(b)	118,000	112,502
7.50%, 07/15/2038(b)	62,000	57,386
6.88%, 04/15/2040(b)	104,000	94,214
Valaris Ltd., 8.38%, 04/30/2030(b)	56,000	57,350

		448,136

Oil & Gas Equipment & Services-0.47%
Oceaneering International, Inc., 4.65%, 11/15/2024	92,000	89,350
USA Compression Partners L.P./USA Compression Finance Corp., 6.88%, 04/01/2026	90,000	89,274

		178,624

Oil & Gas Exploration & Production-5.43%
Baytex Energy Corp. (Canada)
8.75%, 04/01/2027(b)	63,000	64,620
8.50%, 04/30/2030(b)	68,000	68,968
Civitas Resources, Inc., 8.75%, 07/01/2031(b)	68,000	70,465
CNX Resources Corp., 7.38%, 01/15/2031(b)	47,000	46,645
Comstock Resources, Inc.
6.75%, 03/01/2029(b)	122,000	113,928
5.88%, 01/15/2030(b)	141,000	124,939
Crescent Energy Finance LLC
7.25%, 05/01/2026(b)	155,000	152,899
9.25%, 02/15/2028(b)	160,000	162,896
CrownRock L.P./CrownRock Finance, Inc., 5.63%, 10/15/2025(b)	63,000	62,112
Encino Acquisition Partners Holdings LLC, 8.50%, 05/01/2028(b)	63,000	57,861
Hilcorp Energy I L.P./Hilcorp Finance Co.
6.25%, 11/01/2028(b)	185,000	177,261
5.75%, 02/01/2029(b)	55,000	50,925
6.00%, 04/15/2030(b)	75,000	69,392
6.00%, 02/01/2031(b)	58,000	52,742
Moss Creek Resources Holdings, Inc.
7.50%, 01/15/2026(b)	57,000	53,304
10.50%, 05/15/2027(b)	46,000	45,034
Murphy Oil Corp., 5.88%, 12/01/2042	90,000	76,973
PDC Energy, Inc., 6.13%, 09/15/2024	77,000	76,909
Southwestern Energy Co., 5.70%, 01/23/2025	88,000	87,527
Strathcona Resources Ltd. (Canada), 6.88%, 08/01/2026(b)	39,000	34,288

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Bond Factor ETF (IHYF)–(continued)

July 31, 2023

(Unaudited)

	Principal Amount	Value

Oil & Gas Exploration & Production-(continued)
Venture Global LNG, Inc., 8.38%, 06/01/2031(b)	$146,000	$148,282
Vital Energy, Inc., 10.13%, 01/15/2028	100,000	100,008
WPX Energy, Inc., 5.25%, 09/15/2024	161,000	160,748

		2,058,726

Oil & Gas Refining & Marketing-1.45%
CVR Energy, Inc., 5.25%, 02/15/2025(b)	105,000	102,074
EnLink Midstream Partners L.P.
4.15%, 06/01/2025	28,000	26,978
4.85%, 07/15/2026	118,000	114,781
NuStar Logistics L.P.
6.00%, 06/01/2026	70,000	68,954
5.63%, 04/28/2027	65,000	63,130
Parkland Corp. (Canada)
4.50%, 10/01/2029(b)	51,000	45,052
4.63%, 05/01/2030(b)	109,000	95,760
PBF Holding Co. LLC/PBF Finance Corp., 6.00%, 02/15/2028	36,000	34,028

		550,757

Oil & Gas Storage & Transportation-3.82%
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.63%, 12/15/2025(b)	54,000	54,204
Buckeye Partners L.P.
4.13%, 03/01/2025(b)	110,000	105,978
3.95%, 12/01/2026	71,000	65,211
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., 5.63%, 05/01/2027(b)	71,000	67,515
EQM Midstream Partners L.P.
4.00%, 08/01/2024	118,000	115,591
7.50%, 06/01/2027(b)	63,000	63,995
5.50%, 07/15/2028	62,000	59,716
7.50%, 06/01/2030(b)	37,000	38,188
4.75%, 01/15/2031(b)	77,000	68,815
ITT Holdings LLC, 6.50%, 08/01/2029(b)	92,000	78,798
New Fortress Energy, Inc.
6.75%, 09/15/2025(b)	132,000	125,860
6.50%, 09/30/2026(b)	171,000	157,117
Northriver Midstream Finance L.P. (Canada), 5.63%, 02/15/2026(b)	73,000	69,832
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 9.00%, 10/15/2026(b)(f)	159,000	156,404
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp.
6.00%, 03/01/2027(b)	51,000	48,377
5.50%, 01/15/2028(b)	55,000	50,653
6.00%, 12/31/2030(b)	138,000	122,621

		1,448,875

Other Specialized REITs-0.45%
Iron Mountain, Inc.
5.25%, 07/15/2030(b)	80,000	72,392
4.50%, 02/15/2031(b)	72,000	62,143
5.63%, 07/15/2032(b)	39,000	35,171

		169,706

Other Specialty Retail-1.09%
Bath & Body Works, Inc.
9.38%, 07/01/2025(b)	66,000	69,726
6.88%, 11/01/2035	106,000	98,472

	Principal Amount	Value

Other Specialty Retail-(continued)
LSF9 Atlantis Holdings LLC/Victra Finance Corp., 7.75%, 02/15/2026(b)	$111,000	$104,195
Staples, Inc., 7.50%, 04/15/2026(b)	170,000	140,660

		413,053

Packaged Foods & Meats-0.65%
Aramark Services, Inc., 6.38%, 05/01/2025(b)	221,000	221,204
TreeHouse Foods, Inc., 4.00%, 09/01/2028	28,000	24,476

		245,680

Paper & Plastic Packaging Products & Materials-0.59%
Berry Global, Inc., 4.50%, 02/15/2026(b)	82,000	78,276
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/2026	43,000	41,607
Sealed Air Corp., 6.88%, 07/15/2033(b)	101,000	105,711

		225,594

Paper Products-0.45%
Domtar Corp., 6.75%, 10/01/2028(b)	116,000	101,431
Glatfelter Corp., 4.75%, 11/15/2029(b)	101,000	69,959

		171,390

Passenger Airlines-2.15%
Air Canada (Canada), 3.88%, 08/15/2026(b)	58,000	53,876
Allegiant Travel Co., 7.25%, 08/15/2027(b)	135,000	133,336
American Airlines Pass-Through Trust
Series 16-1, Class A, 4.10%, 01/15/2028	24,674	22,462
Series 2014-1, Class A, 3.70%, 04/01/2028	11,034	10,119
American Airlines, Inc., 11.75%, 07/15/2025(b)	127,000	140,087
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/2026(b)	128,333	126,535
Delta Air Lines, Inc., 7.38%, 01/15/2026	138,000	143,385
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 01/20/2026(b)	102,000	96,374
United Airlines, Inc., 4.38%, 04/15/2026(b)	94,000	89,099

		815,273

Personal Care Products-0.49%
Coty, Inc., 5.00%, 04/15/2026(b)	44,000	42,498
Herbalife Nutrition Ltd./HLF Financing, Inc., 7.88%, 09/01/2025(b)	150,000	142,681

		185,179

Pharmaceuticals-2.09%
1375209 BC Ltd. (Canada), 9.00%, 01/30/2028(b)	79,000	79,274
AdaptHealth LLC, 4.63%, 08/01/2029(b)	173,000	141,971
Bausch Health Cos., Inc.
5.50%, 11/01/2025(b)	137,000	123,485
6.13%, 02/01/2027(b)	35,000	23,021
4.88%, 06/01/2028(b)	127,000	77,167
Elanco Animal Health, Inc., 6.65%, 08/28/2028	61,000	60,346
Endo DAC/Endo Finance LLC/Endo Finco, Inc., 6.00%, 06/30/2028(b)(g)(h)	36,000	1,980
HLF Financing S.a.r.l. LLC/Herbalife International, Inc., 4.88%, 06/01/2029(b)	99,000	75,359

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Bond Factor ETF (IHYF)–(continued)

July 31, 2023

(Unaudited)

	Principal Amount	Value

Pharmaceuticals-(continued)
Organon & Co./Organon Foreign Debt Co-Issuer B.V., 4.13%, 04/30/2028(b)	$200,000	$179,437
P&L Development LLC/PLD Finance Corp., 7.75%, 11/15/2025(b)	34,000	29,380

		791,420

Publishing-0.12%
Gannett Holdings LLC, 6.00%, 11/01/2026(b)	52,000	44,818

Real Estate Services-0.32%
Realogy Group LLC/Realogy Co-Issuer Corp.
5.75%, 01/15/2029(b)	85,000	62,987
5.25%, 04/15/2030(b)	80,000	57,738

		120,725

Reinsurance-0.74%
Enstar Finance LLC
5.75%, 09/01/2040(e)	65,000	56,920
5.50%, 01/15/2042(e)	136,000	105,863
Global Atlantic Fin Co., 4.70%, 10/15/2051(b)(e)	165,000	119,065

		281,848

Renewable Electricity-0.27%
Sunnova Energy Corp., 5.88%, 09/01/2026(b)	115,000	103,372

Research & Consulting Services-0.17%
CoreLogic, Inc., 4.50%, 05/01/2028(b)	79,000	65,072

Restaurants-0.14%
Sizzling Platter LLC/Sizzling Platter Finance Corp., 8.50%, 11/28/2025(b)	52,000	51,282

Retail REITs-0.76%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC
5.75%, 05/15/2026(b)	136,000	127,726
4.50%, 04/01/2027, (Acquired 08/24/2022; Cost $75,656)(b)(i)	83,000	71,901
Necessity Retail REIT, Inc. (The)/American Finance Operating Partner L.P., 4.50%, 09/30/2028(b)	116,000	90,032

		289,659

Security & Alarm Services-0.36%
CoreCivic, Inc., 4.75%, 10/15/2027	153,000	134,990

Specialized Consumer Services-0.47%
Sotheby’s, 7.38%, 10/15/2027(b)	200,000	177,419

Specialty Chemicals-0.87%
Avient Corp., 5.75%, 05/15/2025(b)	149,000	147,062
Rayonier A.M. Products, Inc., 7.63%, 01/15/2026(b)	121,000	108,083
WR Grace Holdings LLC, 5.63%, 08/15/2029(b)	90,000	76,050

		331,195

Steel-0.77%
Cleveland-Cliffs, Inc., 6.75%, 03/15/2026(b)	106,000	106,741
Infrabuild Australia Pty. Ltd. (Australia), 12.00%, 10/01/2024(b)	102,000	99,253
SunCoke Energy, Inc., 4.88%, 06/30/2029(b)	100,000	86,218

		292,212

	Principal Amount	Value

Systems Software-1.01%
Gen Digital, Inc.
5.00%, 04/15/2025(b)	$53,000	$52,292
6.75%, 09/30/2027(b)	132,000	132,580
McAfee Corp., 7.38%, 02/15/2030(b)	69,000	59,699
Veritas US, Inc./Veritas Bermuda Ltd., 7.50%, 09/01/2025(b)	171,000	140,413

		384,984

Technology Hardware, Storage & Peripherals-1.33%
Seagate HDD Cayman
4.88%, 06/01/2027	65,000	62,693
4.09%, 06/01/2029	100,000	87,968
4.13%, 01/15/2031	32,000	26,400
9.63%, 12/01/2032(b)	123,000	136,288
Xerox Corp., 6.75%, 12/15/2039	78,000	60,214
Xerox Holdings Corp.
5.00%, 08/15/2025(b)(c)	57,000	54,743
5.50%, 08/15/2028(b)	85,000	74,670

		502,976

Telecom Tower REITs-0.54%
SBA Communications Corp., 3.88%, 02/15/2027	222,000	204,722

Tires & Rubber-0.26%
Goodyear Tire & Rubber Co. (The)
5.00%, 05/31/2026	48,000	46,676
5.00%, 07/15/2029	58,000	53,546

		100,222

Tobacco-0.24%
Vector Group Ltd., 5.75%, 02/01/2029(b)	106,000	92,217

Trading Companies & Distributors-0.40%
BlueLinx Holdings, Inc., 6.00%, 11/15/2029(b)	85,000	76,581
Fortress Transportation and Infrastructure Investors LLC, 6.50%, 10/01/2025(b)	74,000	73,370

		149,951

Transaction & Payment Processing Services-0.10%
Block, Inc., 2.75%, 06/01/2026	43,000	39,186

Total U.S. Dollar Denominated Bonds & Notes (Cost $38,205,805)		36,805,453

U.S. Treasury Securities-0.24%
U.S. Treasury Bills-0.24%
4.79%, 04/18/2024(j)(k) (Cost $91,814)	95,000	91,480

	Shares

Money Market Funds-0.67%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(l)(m) (Cost $253,780)	253,780	253,780

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-97.92% (Cost $38,551,399)		37,150,713

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Bond Factor ETF (IHYF)–(continued)

July 31, 2023

(Unaudited)

	Shares	Value

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.83%
Invesco Private Government Fund, 5.24%(l)(m)(n)	513,033	$513,033
Invesco Private Prime Fund, 5.38%(l)(m)(n)	1,319,227	1,319,227

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,832,205)		1,832,260

TOTAL INVESTMENTS IN SECURITIES-102.75% (Cost $40,383,604)		38,982,973
OTHER ASSETS LESS LIABILITIES-(2.75)%		(1,045,057)

NET ASSETS-100.00%		$37,937,916

Investment Abbreviations:

PIK	-Pay-in-Kind
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2023 was $27,544,026, which represented 72.60% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at July 31, 2023.
(d)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(e)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(f)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(g)	The borrower has filed for protection in federal bankruptcy court.
(h)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The value of this security at July 31, 2023 represented less than 1% of the Fund’s Net Assets.

(i)	Restricted security. The value of this security at July 31, 2023 represented less than 1% of the Fund’s Net Assets.
(j)	$91,480 was pledged as collateral to cover margin requirements for open futures contracts.
(k)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(l)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$302,214	$5,589,467	$(5,637,901)	$-	$-	$253,780	$9,137

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	745,329	4,479,320	(4,711,616)	-	-	513,033	21,068	*

Invesco Private Prime Fund	1,916,067	8,882,536	(9,479,452)	102	(26)	1,319,227	56,866	*

Total	$2,963,610	$18,951,323	$(19,828,969)	$102	$(26)	$2,086,040	$87,071

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(m)	The rate shown is the 7-day SEC standardized yield as of July 31, 2023.
(n)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Bond Factor ETF (IHYF)–(continued)

July 31, 2023

(Unaudited)

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)

Interest Rate Risk

U.S. Treasury 5 Year Notes	19	September-2023	$2,029,586	$(36,814)	$(36,814)

U.S. Treasury 10 Year Ultra Notes	3	September-2023	350,953	(6,709)	(6,709)

U.S. Treasury 10 Year Notes	15	September-2023	1,671,094	(40,548)	(40,548)

U.S. Treasury Ultra Bonds	1	September-2023	132,219	(2,190)	(2,190)

Subtotal–Long Futures Contracts				(86,261)	(86,261)

Short Futures Contracts

Interest Rate Risk

U.S. Treasury 2 Year Notes	13	September-2023	(2,639,406)	39,677	39,677

Total Futures Contracts				$(46,584)	$(46,584)

Open Centrally Cleared Credit Default Swap Agreements(a)
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation

Credit Risk

Markit CDX North America High Yield Index, Series 39, Version 2	Sell	5.00%	Quarterly	12/20/2027	3.928%	USD 423,720	$1,483	$16,184	$14,701

(a)	Centrally cleared swap agreements collateralized by $83,566 cash held with the broker.
(b)

Implied credit spreads represent the current level, as of July 31, 2023, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)

Invesco High Yield Select ETF (HIYS)

July 31, 2023

(Unaudited)

	Principal Amount	Value

U.S. Dollar Denominated Bonds & Notes-90.43%
Advertising-0.98%
Clear Channel Outdoor Holdings, Inc., 5.13%, 08/15/2027(b)(c)	$ 55,000	$50,558
Lamar Media Corp., 3.63%, 01/15/2031	57,000	47,768

		98,326

Aerospace & Defense-0.97%
TransDigm, Inc.
6.25%, 03/15/2026(b)	47,000	46,789
6.75%, 08/15/2028(b)	50,000	50,212

		97,001

Aluminum-0.98%
Novelis Corp., 3.25%, 11/15/2026(b)	108,000	98,277

Apparel Retail-0.76%
Gap, Inc. (The), 3.63%, 10/01/2029(b)	67,000	50,049
Victoria’s Secret & Co., 4.63%, 07/15/2029(b)	34,000	25,552

		75,601

Application Software-0.50%
SS&C Technologies, Inc., 5.50%, 09/30/2027(b)	52,000	50,283

Asset Management & Custody Banks-0.21%
Bank of New York Mellon Corp. (The), Series I, 3.75%(d)(e)	25,000	20,747

Automobile Manufacturers-2.41%
Allison Transmission, Inc.
4.75%, 10/01/2027(b)	5,000	4,730
3.75%, 01/30/2031(b)	172,000	145,560
Ford Motor Co.
3.25%, 02/12/2032	84,000	66,489
4.75%, 01/15/2043	31,000	24,282

		241,061

Automotive Parts & Equipment-1.50%
Clarios Global L.P., 6.75%, 05/15/2025(b)	100,000	100,326
NESCO Holdings II, Inc., 5.50%, 04/15/2029(b)	54,000	49,167

		149,493

Automotive Retail-2.97%
Group 1 Automotive, Inc., 4.00%, 08/15/2028(b)	112,000	99,293
LCM Investments Holdings II LLC
4.88%, 05/01/2029(b)	109,000	95,200
8.25%, 08/01/2031(b)(c)	26,000	26,435
Lithia Motors, Inc.
4.63%, 12/15/2027(b)	31,000	28,724
3.88%, 06/01/2029(b)	54,000	46,557

		296,209

Cable & Satellite-4.41%
CCO Holdings LLC/CCO Holdings Capital Corp.
5.50%, 05/01/2026(b)	84,000	82,085
5.13%, 05/01/2027(b)	118,000	110,815
4.75%, 03/01/2030(b)	29,000	25,162
CSC Holdings LLC, 4.50%, 11/15/2031(b)	203,000	145,838
DISH Network Corp., 11.75%, 11/15/2027(b)	52,000	52,415
Sirius XM Radio, Inc., 3.88%, 09/01/2031(b)	31,000	24,300

		440,615

	Principal Amount	Value

Casinos & Gaming-3.99%
CCM Merger, Inc., 6.38%, 05/01/2026(b)	$ 75,000	$73,136
Melco Resorts Finance Ltd. (Hong Kong), 5.38%, 12/04/2029(b)	200,000	170,998
Studio City Finance Ltd. (Macau), 5.00%, 01/15/2029(b)	200,000	154,289

		398,423

Commodity Chemicals-1.43%
Mativ Holdings, Inc., 6.88%, 10/01/2026(b)	164,000	143,006

Construction & Engineering-0.99%
Howard Midstream Energy Partners LLC
6.75%, 01/15/2027(b)	63,000	60,829
8.88%, 07/15/2028(b)	37,000	37,869

		98,698

Consumer Finance-2.09%
FirstCash, Inc., 5.63%, 01/01/2030(b)	80,000	73,912
Navient Corp., 6.13%, 03/25/2024	50,000	49,860
OneMain Finance Corp., 6.13%, 03/15/2024	85,000	84,857

		208,629

Diversified Banks-0.60%
Citigroup, Inc.
3.88%(d)(e)	12,000	10,475
7.38%(d)(e)	10,000	10,200
JPMorgan Chase & Co., Series FF, 5.00%(d)(e)	20,000	19,568
PNC Financial Services Group, Inc. (The), Series W, 6.25%(d)(e)	21,000	19,255

		59,498

Diversified Financial Services-3.22%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 5.75%, 06/06/2028	150,000	149,559
Jane Street Group/JSG Finance, Inc., 4.50%, 11/15/2029(b)	56,000	49,184
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC, 4.00%, 10/15/2027(b)	55,000	49,585
Scientific Games Holdings L.P./Scientific Games US FinCo, Inc., 6.63%, 03/01/2030(b)	82,000	72,742

		321,070

Diversified Metals & Mining-1.05%
Hudbay Minerals, Inc. (Canada)
4.50%, 04/01/2026(b)	22,000	20,890
6.13%, 04/01/2029(b)	87,000	83,432

		104,322

Diversified Support Services-0.97%
Ritchie Bros. Holdings, Inc. (Canada), 6.75%, 03/15/2028(b)	96,000	97,320

Electric Utilities-2.42%
NRG Energy, Inc., 4.45%, 06/15/2029(b)	50,000	44,510
Talen Energy Supply LLC, 8.63%, 06/01/2030(b)	49,000	50,908
Vistra Operations Co. LLC
5.13%, 05/13/2025(b)	102,000	99,677
4.38%, 05/01/2029(b)	53,000	46,840

		241,935

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Select ETF (HIYS)–(continued)

July 31, 2023

(Unaudited)

	Principal Amount	Value

Electrical Components & Equipment-0.70%
EnerSys, 4.38%, 12/15/2027(b)	$ 53,000	$49,192
Sensata Technologies B.V., 5.00%, 10/01/2025(b)	21,000	20,491

		69,683

Electronic Components-0.53%
Sensata Technologies, Inc., 3.75%, 02/15/2031(b)	62,000	52,423

Electronic Manufacturing Services-0.99%
Emerald Debt Merger Sub LLC, 6.63%, 12/15/2030(b)	99,000	98,505

Environmental & Facilities Services-0.48%
GFL Environmental, Inc. (Canada), 4.38%, 08/15/2029(b)	54,000	48,205

Food Distributors-0.49%
United Natural Foods, Inc., 6.75%, 10/15/2028(b)	59,000	49,207

Gold-0.51%
New Gold, Inc. (Canada), 7.50%, 07/15/2027(b)	53,000	50,723

Health Care Facilities-2.03%
Encompass Health Corp., 4.50%, 02/01/2028	56,000	52,073
Tenet Healthcare Corp., 4.88%, 01/01/2026	155,000	150,170

		202,243

Health Care REITs-1.85%
CTR Partnership L.P./CareTrust Capital Corp., 3.88%, 06/30/2028(b)	56,000	49,833
Diversified Healthcare Trust, 4.38%, 03/01/2031	43,000	31,386
MPT Operating Partnership L.P./MPT Finance Corp., 3.50%, 03/15/2031	143,000	103,351

		184,570

Health Care Services-1.88%
Catalent Pharma Solutions, Inc., 3.50%, 04/01/2030(b)(c)	11,000	9,222
Community Health Systems, Inc., 4.75%, 02/15/2031(b)	100,000	75,879
DaVita, Inc., 3.75%, 02/15/2031(b)	64,000	51,247
Select Medical Corp., 6.25%, 08/15/2026(b)	52,000	51,604

		187,952

Health Care Supplies-0.76%
Medline Borrower L.P., 3.88%, 04/01/2029(b)	87,000	76,262

Hotel & Resort REITs-1.99%
Service Properties Trust
7.50%, 09/15/2025	25,000	24,731
5.50%, 12/15/2027	189,000	166,078
4.38%, 02/15/2030	10,000	7,450

		198,259

Hotels, Resorts & Cruise Lines-1.85%
Carnival Corp.
4.00%, 08/01/2028(b)	52,000	46,281
6.00%, 05/01/2029(b)	29,000	26,094
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/2027	7,000	6,770

	Principal Amount	Value

Hotels, Resorts & Cruise Lines-(continued)
IRB Holding Corp., 7.00%, 06/15/2025(b)	$ 56,000	$56,330
Royal Caribbean Cruises Ltd., 4.25%, 07/01/2026(b)	53,000	49,311

		184,786

Household Products-0.50%
Prestige Brands, Inc., 3.75%, 04/01/2031(b)	59,000	49,613

Independent Power Producers & Energy Traders-0.97%
Clearway Energy Operating LLC, 4.75%, 03/15/2028(b)	52,000	48,294
TransAlta Corp. (Canada), 7.75%, 11/15/2029	47,000	48,815

		97,109

Industrial Conglomerates-0.57%
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 4.38%, 02/01/2029	70,000	56,856

Industrial Machinery & Supplies & Components-1.22%
EnPro Industries, Inc., 5.75%, 10/15/2026	75,000	73,198
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029(b)	55,000	49,088

		122,286

Integrated Telecommunication Services-6.65%
Altice France S.A. (France), 8.13%, 02/01/2027(b)	200,000	163,839
Iliad Holding S.A.S. (France), 6.50%, 10/15/2026(b)	200,000	191,852
Level 3 Financing, Inc.
3.40%, 03/01/2027(b)	29,000	25,604
3.75%, 07/15/2029(b)	84,000	55,157
10.50%, 05/15/2030(b)	30,000	31,112
Telecom Italia S.p.A. (Italy), 5.30%, 05/30/2024(b)	200,000	196,256

		663,820

Interactive Media & Services-1.06%
Match Group Holdings II LLC, 4.63%, 06/01/2028(b)	115,000	106,189

Investment Banking & Brokerage-0.50%
Charles Schwab Corp. (The), Series G, 5.38%(c)(d)(e)	51,000	49,991

IT Consulting & Other Services-0.50%
Gartner, Inc., 3.75%, 10/01/2030(b)	57,000	49,741

Leisure Facilities-3.31%
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/2028(b)	116,000	126,682
NCL Corp. Ltd., 5.88%, 02/15/2027(b)	102,000	99,422
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/2029(b)	84,000	78,215
VOC Escrow Ltd., 5.00%, 02/15/2028(b)	28,000	26,042

		330,361

Life Sciences Tools & Services-0.15%
Syneos Health, Inc., 3.63%, 01/15/2029(b)	15,000	14,864

Metal, Glass & Plastic Containers-0.50%
Ball Corp., 6.00%, 06/15/2029	50,000	50,062

Mortgage REITs-0.51%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.75%, 06/15/2029(b)	60,000	50,641

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Select ETF (HIYS)–(continued)

July 31, 2023

(Unaudited)

	Principal Amount	Value

Oil & Gas Drilling-3.24%
Delek Logistics Partners L.P./Delek Logistics Finance Corp., 7.13%, 06/01/2028(b)	$ 79,000	$73,167
Rockies Express Pipeline LLC, 6.88%, 04/15/2040(b)	171,000	154,909
Transocean, Inc., 8.75%, 02/15/2030(b)	45,000	46,761
Valaris Ltd., 8.38%, 04/30/2030(b)	47,000	48,133

		322,970

Oil & Gas Equipment & Services-0.49%
Enerflex Ltd. (Canada), 9.00%, 10/15/2027(b)	49,000	49,361

Oil & Gas Exploration & Production-7.43%
Aethon United BR L.P./Aethon United Finance Corp., 8.25%, 02/15/2026(b)	207,000	205,613
Baytex Energy Corp. (Canada), 8.50%, 04/30/2030(b)	50,000	50,712
Callon Petroleum Co., 8.00%, 08/01/2028(b)	49,000	49,728
Civitas Resources, Inc.
8.38%, 07/01/2028(b)	51,000	52,520
8.75%, 07/01/2031(b)	25,000	25,906
Hilcorp Energy I L.P./Hilcorp Finance Co.
6.00%, 04/15/2030(b)	14,000	12,953
6.00%, 02/01/2031(b)	64,000	58,198
Moss Creek Resources Holdings, Inc., 10.50%, 05/15/2027(b)	30,000	29,370
SM Energy Co., 6.63%, 01/15/2027(c)	51,000	50,207
Strathcona Resources Ltd. (Canada), 6.88%, 08/01/2026(b)	62,000	54,509
Transocean Titan Financing Ltd., 8.38%, 02/01/2028(b)	51,000	52,710
Venture Global LNG, Inc., 8.13%, 06/01/2028(b)	49,000	49,849
Vital Energy, Inc., 9.50%, 01/15/2025(c)	50,000	49,813

		742,088

Oil & Gas Refining & Marketing-0.52%
Parkland Corp. (Canada), 4.50%, 10/01/2029(b)	59,000	52,119

Oil & Gas Storage & Transportation-2.88%
Crestwood Midstream Partners L.P./ Crestwood Midstream Finance Corp., 8.00%, 04/01/2029(b)	86,000	87,519
Genesis Energy L.P./Genesis Energy Finance Corp., 7.75%, 02/01/2028	103,000	100,264
New Fortress Energy, Inc., 6.50%, 09/30/2026(b)	54,000	49,616
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 9.00%, 10/15/2026(b)(f)	51,000	50,168

		287,567

Passenger Airlines-1.15%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.50%, 04/20/2026(b)	92,583	91,286
5.75%, 04/20/2029(b)	24,000	23,258

		114,544

Pharmaceuticals-0.75%
Bausch Health Cos., Inc., 4.88%, 06/01/2028(b)	124,000	75,344

	Principal Amount	Value

Research & Consulting Services-0.49%
Dun & Bradstreet Corp. (The), 5.00%, 12/15/2029(b)(c)	$ 56,000	$49,342

Restaurants-1.22%
1011778 BC ULC/New Red Finance, Inc. (Canada), 3.50%, 02/15/2029(b)	55,000	48,382
Yum! Brands, Inc., 5.38%, 04/01/2032	77,000	72,960

		121,342

Retail REITs-0.94%
NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.13%, 04/01/2026(b)	100,000	93,579

Specialized Consumer Services-1.02%
Carriage Services, Inc., 4.25%, 05/15/2029(b)	117,000	101,464

Steel-0.98%
SunCoke Energy, Inc., 4.88%, 06/30/2029(b)	114,000	98,288

Systems Software-2.76%
Black Knight InfoServ LLC, 3.63%, 09/01/2028(b)	83,000	76,152
Camelot Finance S.A., 4.50%, 11/01/2026(b)	159,000	150,110
Crowdstrike Holdings, Inc., 3.00%, 02/15/2029	57,000	49,262

		275,524

Telecom Tower REITs-1.11%
SBA Communications Corp.
3.88%, 02/15/2027	16,000	14,754
3.13%, 02/01/2029	114,000	96,216

		110,970

Trading Companies & Distributors-1.51%
Fortress Transportation and Infrastructure Investors LLC, 5.50%, 05/01/2028(b)	163,000	150,882

Wireless Telecommunication Services-0.99%
Vodafone Group PLC (United Kingdom), 4.13%, 06/04/2081(d)	124,000	98,712

Total U.S. Dollar Denominated Bonds & Notes (Cost $8,991,514)		9,028,961

Non-U.S. Dollar Denominated Bonds & Notes-6.84%(g)
Airport Services-1.18%
Gatwick Airport Finance PLC (United Kingdom), 4.38%, 04/07/2026(b)	GBP100,000	117,638

Application Software-1.10%
Boxer Parent Co., Inc., 6.50%, 10/02/2025(b)	EUR100,000	109,764

Automobile Manufacturers-1.54%
Ford Motor Credit Co. LLC, 4.87%, 08/03/2027	EUR139,000	153,745

Casinos & Gaming-1.04%
Allwyn International A.S. (Czech Republic), 3.88%, 02/15/2027(b)	EUR100,000	104,053

Passenger Airlines-1.05%
Deutsche Lufthansa AG (Germany), 3.75%, 02/11/2028(b)	EUR100,000	104,690

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Select ETF (HIYS)–(continued)

July 31, 2023

(Unaudited)

	Principal Amount	Value

Wireless Telecommunication Services-0.93%
VMED O2 UK Financing I PLC (United Kingdom), 3.25%, 01/31/2031(b)	EUR100,000	$93,176

Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $666,696)		683,066

	Shares
Preferred Stocks-0.10%
Diversified Banks-0.10%
Bank of America Corp., Series Z, Pfd., 6.50%(c)(d) (Cost $9,738)	10,000	9,980

Money Market Funds-0.32%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(h)(i) (Cost $32,237)	32,237	32,237

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-97.69% (Cost $9,700,185)		9,754,244

	Shares	Value

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.97%
Invesco Private Government Fund, 5.24%(h)(i)(j)	82,951	$82,951
Invesco Private Prime Fund, 5.38%(h)(i)(j)	213,302	213,302

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $296,251)		296,253

TOTAL INVESTMENTS IN SECURITIES-100.66% (Cost $9,996,436)		10,050,497
OTHER ASSETS LESS LIABILITIES-(0.66)%		(66,370)

NET ASSETS-100.00%		$9,984,127

Investment Abbreviations:

EUR	-Euro
GBP	-British Pound Sterling
Pfd.	-Preferred
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2023 was $7,702,103, which represented 77.14% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at July 31, 2023.
(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)	Perpetual bond with no specified maturity date.
(f)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(g)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(h)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the period ended July 31, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$-	$3,424,731	$(3,392,494)	$-	$-	$32,237	$4,849

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	-	847,068	(764,117)	-	-	82,951	1,082	*

Invesco Private Prime Fund	-	1,128,016	(914,680)	2	(36)	213,302	2,761	*

Total	$-	$5,399,815	$(5,071,291)	$2	$(36)	$328,490	$8,692

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(i)	The rate shown is the 7-day SEC standardized yield as of July 31, 2023.
(j)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Select ETF (HIYS)–(continued)

July 31, 2023

(Unaudited)

Open Forward Foreign Currency Contracts
						Unrealized Appreciation (Depreciation)
		Contract to
Settlement Date	Counterparty	Deliver		Receive

Currency Risk

8/17/2023	Morgan Stanley Capital Services LLC	USD	97,230	EUR	90,000	$2,091

Subtotal–Appreciation						2,091

Currency Risk

8/17/2023	Canadian Imperial Bank of Commerce	EUR	100,000	USD	107,362	(2,994)

8/17/2023	Morgan Stanley Capital Services LLC	EUR	470,000	USD	506,000	(12,676)

8/17/2023	Morgan Stanley Capital Services LLC	GBP	70,000	USD	86,881	(3,193)

Subtotal–Depreciation						(18,863)

Total Forward Foreign Currency Contracts						$(16,772)

Abbreviations:

EUR-Euro

GBP-British Pound Sterling

USD-U.S. Dollar

The valuation policy and a listing of other significant accounting policies are available in the most recent Statement of Additional Information.

See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)

Invesco S&P 500® Downside Hedged ETF (PHDG)

July 31, 2023

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests-86.35%
Communication Services-7.50%
Activision Blizzard, Inc.(b)	2,779	$257,780
Alphabet, Inc., Class A(b)	23,083	3,063,576
Alphabet, Inc., Class C(b)	19,855	2,642,899
AT&T, Inc.	27,777	403,322
Charter Communications, Inc., Class A(b)(c)	404	163,697
Comcast Corp., Class A	16,161	731,447
Electronic Arts, Inc.	1,012	137,986
Fox Corp., Class A	1,046	34,989
Fox Corp., Class B	531	16,679
Interpublic Group of Cos., Inc. (The)(c)	1,500	51,345
Live Nation Entertainment, Inc.(b)	559	49,052
Match Group, Inc.(b)	1,082	50,324
Meta Platforms, Inc., Class A(b)	8,595	2,738,367
Netflix, Inc.(b)	1,727	758,101
News Corp., Class A(c)	1,480	29,334
News Corp., Class B	456	9,170
Omnicom Group, Inc.	775	65,580
Paramount Global, Class B(c)	1,969	31,563
Take-Two Interactive Software, Inc.(b)	616	94,211
T-Mobile US, Inc.(b)	2,238	308,329
Verizon Communications, Inc.	16,334	556,663
Walt Disney Co. (The)(b)	7,100	631,119
Warner Bros Discovery, Inc.(b)	8,614	112,585

		12,938,118

Consumer Discretionary-9.13%
Advance Auto Parts, Inc.	231	17,184
Amazon.com, Inc.(b)	34,683	4,636,424
Aptiv PLC(b)	1,051	115,074
AutoZone, Inc.(b)	71	176,202
Bath & Body Works, Inc.	889	32,946
Best Buy Co., Inc.	757	62,869
Booking Holdings, Inc.(b)	144	427,795
BorgWarner, Inc.	911	42,362
Caesars Entertainment, Inc.(b)	836	49,341
CarMax, Inc.(b)(c)	615	50,805
Carnival Corp.(b)	3,902	73,514
Chipotle Mexican Grill, Inc.(b)	107	209,964
D.R. Horton, Inc.	1,206	153,186
Darden Restaurants, Inc.(c)	470	79,392
Domino’s Pizza, Inc.	138	54,750
eBay, Inc.	2,077	92,447
Etsy, Inc.(b)	479	48,690
Expedia Group, Inc.(b)	555	68,004
Ford Motor Co.	15,269	201,704
Garmin Ltd.	594	62,899
General Motors Co.	5,402	207,275
Genuine Parts Co.	546	85,023
Hasbro, Inc.	506	32,667
Hilton Worldwide Holdings, Inc.	1,028	159,844
Home Depot, Inc. (The)	3,935	1,313,661
Las Vegas Sands Corp.(b)	1,277	76,377
Lennar Corp., Class A	986	125,054
LKQ Corp.	986	54,023
Lowe’s Cos., Inc.	2,317	542,804
Marriott International, Inc., Class A	1,002	202,214
McDonald’s Corp.	2,837	831,808
MGM Resorts International	1,173	59,553
Mohawk Industries, Inc.(b)	205	21,800
Newell Brands, Inc.	1,464	16,338
NIKE,Inc.,Class B	4,788	528,547
Norwegian Cruise Line Holdings Ltd.(b)	1,648	36,371

	Shares	Value

Consumer Discretionary-(continued)
NVR, Inc.(b)	12	$75,677
O’Reilly Automotive, Inc., Class R(b)	237	219,412
Pool Corp.	151	58,096
PulteGroup, Inc.	867	73,166
Ralph Lauren Corp.(c)	159	20,882
Ross Stores, Inc.	1,329	152,357
Royal Caribbean Cruises Ltd.(b)	855	93,289
Starbucks Corp.	4,454	452,393
Tapestry, Inc.	901	38,878
Tesla, Inc.(b)	10,467	2,799,190
TJX Cos., Inc. (The)	4,474	387,135
Tractor Supply Co.(c)	426	95,420
Ulta Beauty, Inc.(b)	195	86,736
VF Corp.	1,283	25,416
Whirlpool Corp.(c)	213	30,727
Wynn Resorts Ltd.	402	43,810
Yum! Brands, Inc.	1,088	149,785

		15,751,280

Consumer Staples-5.69%
Altria Group, Inc.	6,935	314,988
Archer-Daniels-Midland Co.	2,116	179,775
Brown-Forman Corp., Class B	711	50,197
Bunge Ltd.	585	63,572
Campbell Soup Co.	779	35,694
Church & Dwight Co., Inc.	949	90,791
Clorox Co. (The)	480	72,710
Coca-Cola Co. (The)	15,122	936,505
Colgate-Palmolive Co.	3,223	245,786
Conagra Brands, Inc.	1,853	60,797
Constellation Brands, Inc., Class A	627	171,046
Costco Wholesale Corp.	1,723	966,034
Dollar General Corp.	852	143,869
Dollar Tree, Inc.(b)	808	124,699
Estee Lauder Cos., Inc. (The), Class A	901	162,180
General Mills, Inc.	2,282	170,557
Hershey Co. (The)	572	132,309
Hormel Foods Corp.(c)	1,126	46,031
JM Smucker Co. (The)	414	62,369
Kellogg Co.	999	66,823
Keurig Dr Pepper, Inc.	3,273	111,315
Kimberly-Clark Corp.	1,311	169,250
Kraft Heinz Co. (The)	3,099	112,122
Kroger Co. (The)	2,537	123,400
Lamb Weston Holdings, Inc.	566	58,655
McCormick & Co., Inc.	974	87,153
Molson Coors Beverage Co., Class B	730	50,932
Mondelez International, Inc., Class A	5,292	392,296
Monster Beverage Corp.(b)	2,969	170,688
PepsiCo, Inc.	5,353	1,003,473
Philip Morris International, Inc.	6,031	601,411
Procter & Gamble Co. (The)	9,157	1,431,239
Sysco Corp.	1,969	150,254
Target Corp.	1,793	244,691
Tyson Foods, Inc., Class A	1,110	61,849
Walgreens Boots Alliance, Inc.(c)	2,782	83,376
Walmart, Inc.	5,450	871,237

		9,820,073

Energy-3.69%
APA Corp.	1,199	48,547
Baker Hughes Co., Class A	3,933	140,762
Chevron Corp.	6,771	1,108,142

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Downside Hedged ETF (PHDG)–(continued)

July 31, 2023

(Unaudited)

	Shares	Value

Energy-(continued)
ConocoPhillips	4,701	$553,402
Coterra Energy, Inc.	2,943	81,050
Devon Energy Corp.	2,493	134,622
Diamondback Energy, Inc.	704	103,713
EOG Resources, Inc.	2,272	301,108
EQT Corp.	1,405	59,263
Exxon Mobil Corp.	15,708	1,684,526
Halliburton Co.	3,505	136,975
Hess Corp.	1,073	162,806
Kinder Morgan, Inc.	7,663	135,712
Marathon Oil Corp.	2,399	63,022
Marathon Petroleum Corp.	1,649	219,350
Occidental Petroleum Corp.	2,791	176,196
ONEOK, Inc.	1,739	116,583
Phillips 66	1,782	198,782
Pioneer Natural Resources Co.	908	204,908
Schlumberger N.V.	5,538	323,087
Targa Resources Corp.	878	71,987
Valero Energy Corp.	1,405	181,119
Williams Cos., Inc. (The)(c)	4,733	163,052

		6,368,714

Financials-10.89%
Aflac, Inc.(c)	2,137	154,591
Allstate Corp. (The)	1,021	115,046
American Express Co.	2,310	390,113
American International Group, Inc.	2,812	169,507
Ameriprise Financial, Inc.	405	141,122
Aon PLC, Class A	793	252,570
Arch Capital Group Ltd.(b)	1,447	112,417
Arthur J. Gallagher & Co.(c)	832	178,714
Assurant, Inc.	207	27,844
Bank of America Corp.	26,938	862,016
Bank of New York Mellon Corp. (The)	2,790	126,554
Berkshire Hathaway, Inc., Class B(b)	6,928	2,438,379
BlackRock, Inc.	582	430,011
Brown & Brown, Inc.	915	64,462
Capital One Financial Corp.	1,483	173,541
Cboe Global Markets, Inc.	410	57,269
Charles Schwab Corp. (The)	5,774	381,661
Chubb Ltd.	1,609	328,896
Cincinnati Financial Corp.	611	65,731
Citigroup, Inc.	7,564	360,500
Citizens Financial Group, Inc.	1,880	60,649
CME Group, Inc., Class A	1,397	277,947
Comerica, Inc.	512	27,627
Discover Financial Services	986	104,072
Everest Group Ltd.	166	59,845
FactSet Research Systems, Inc.(c)	149	64,821
Fidelity National Information Services, Inc.	2,302	138,995
Fifth Third Bancorp	2,645	76,969
Fiserv, Inc.(b)	2,398	302,652
FleetCor Technologies, Inc.(b)	287	71,437
Franklin Resources, Inc.(c)	1,109	32,427
Global Payments, Inc.	1,018	112,234
Globe Life, Inc.	346	38,811
Goldman Sachs Group, Inc. (The)	1,291	459,428
Hartford Financial Services Group, Inc. (The)	1,205	86,615
Huntington Bancshares, Inc.	5,609	68,654
Intercontinental Exchange, Inc.	2,175	249,690
Invesco Ltd.(d)	1,798	30,206
Jack Henry & Associates, Inc.	283	47,422
JPMorgan Chase & Co.	11,355	1,793,636

	Shares	Value

Financials-(continued)
KeyCorp	3,634	$44,735
Lincoln National Corp.	599	16,796
Loews Corp.	735	46,048
M&T Bank Corp.	645	90,210
MarketAxess Holdings, Inc.	147	39,575
Marsh & McLennan Cos., Inc.	1,922	362,143
Mastercard, Inc., Class A	3,251	1,281,804
MetLife, Inc.	2,499	157,362
Moody’s Corp.	613	216,236
Morgan Stanley	5,062	463,477
MSCI, Inc.	311	170,453
Nasdaq, Inc.	1,316	66,445
Northern Trust Corp.	809	64,817
PayPal Holdings, Inc.(b)	4,335	328,680
PNC Financial Services Group, Inc. (The)	1,551	212,316
Principal Financial Group, Inc.(c)	877	70,046
Progressive Corp. (The)	2,274	286,478
Prudential Financial, Inc.	1,418	136,823
Raymond James Financial, Inc.(c)	741	81,562
Regions Financial Corp.	3,646	74,269
S&P Global, Inc.	1,274	502,606
State Street Corp.	1,299	94,100
Synchrony Financial	1,666	57,544
T. Rowe Price Group, Inc.	872	107,483
Travelers Cos., Inc. (The)	897	154,831
Truist Financial Corp.	5,175	171,913
U.S. Bancorp	5,420	215,066
Visa, Inc., Class A	6,288	1,494,846
W.R. Berkley Corp.	780	48,118
Wells Fargo & Co.	14,579	672,967
Willis Towers Watson PLC	414	87,491
Zions Bancorporation N.A.	575	21,994

		18,774,315

Health Care-11.33%
Abbott Laboratories	6,756	752,145
AbbVie, Inc.	6,855	1,025,371
Agilent Technologies, Inc.	1,149	139,914
Align Technology, Inc.(b)	276	104,298
AmerisourceBergen Corp.(c)	630	117,747
Amgen, Inc.	2,076	486,095
Baxter International, Inc.	1,966	88,922
Becton, Dickinson and Co.	1,103	307,318
Biogen, Inc.(b)	562	151,847
Bio-Rad Laboratories, Inc., Class A(b)	83	33,645
Bio-Techne Corp.	612	51,041
Boston Scientific Corp.(b)	5,586	289,634
Bristol-Myers Squibb Co.(c)	8,162	507,595
Cardinal Health, Inc.(c)	989	90,464
Catalent, Inc.(b)(c)	700	33,964
Centene Corp.(b)	2,132	145,168
Charles River Laboratories International, Inc.(b)(c)	199	41,698
Cigna Group (The)	1,150	339,365
Cooper Cos., Inc. (The)	192	75,122
CVS Health Corp.	4,981	372,031
Danaher Corp.	2,580	658,055
DaVita, Inc.(b)	215	21,928
DENTSPLY SIRONA, Inc.	826	34,296
DexCom, Inc.(b)	1,506	187,587
Edwards Lifesciences Corp.(b)	2,356	193,357
Elevance Health, Inc.	921	434,371
Eli Lilly and Co.	3,062	1,391,832

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Downside Hedged ETF (PHDG)–(continued)

July 31, 2023

(Unaudited)

	Shares	Value

Health Care-(continued)
GE HealthCare Technologies, Inc.	1,519	$118,482
Gilead Sciences, Inc.	4,846	368,974
HCA Healthcare, Inc.	802	218,794
Henry Schein, Inc.(b)	509	40,104
Hologic, Inc.(b)	957	76,005
Humana, Inc.	485	221,563
IDEXX Laboratories, Inc.(b)	323	179,178
Illumina, Inc.(b)	614	117,980
Incyte Corp.(b)	720	45,878
Insulet Corp.(b)	270	74,723
Intuitive Surgical, Inc.(b)	1,362	441,833
IQVIA Holdings, Inc.(b)	721	161,331
Johnson & Johnson	10,097	1,691,550
Laboratory Corp. of America Holdings	345	73,806
McKesson Corp.	527	212,065
Medtronic PLC	5,169	453,631
Merck & Co., Inc.	9,858	1,051,356
Mettler-Toledo International, Inc.(b)	85	106,885
Moderna, Inc.(b)	1,273	149,781
Molina Healthcare, Inc.(b)	227	69,119
Organon & Co.(c)	991	21,782
Pfizer, Inc.	21,934	790,940
Quest Diagnostics, Inc.	436	58,952
Regeneron Pharmaceuticals, Inc.(b)	419	310,860
ResMed, Inc.	571	126,962
Revvity, Inc.	487	59,877
STERIS PLC(c)	386	87,062
Stryker Corp.	1,313	372,117
Teleflex, Inc.	182	45,713
Thermo Fisher Scientific, Inc.	1,499	822,441
UnitedHealth Group, Inc.	3,617	1,831,540
Universal Health Services, Inc., Class B	245	34,045
Vertex Pharmaceuticals, Inc.(b)	1,001	352,692
Viatris, Inc.(c)	4,659	49,059
Waters Corp.(b)	230	63,528
West Pharmaceutical Services, Inc.	288	105,996
Zimmer Biomet Holdings, Inc.	810	111,901
Zoetis, Inc.	1,795	337,622

		19,530,937

Industrials-7.32%
3M Co.	2,144	239,056
A.O. Smith Corp.	484	35,153
Alaska Air Group, Inc.(b)	497	24,169
Allegion PLC(c)	342	39,966
American Airlines Group, Inc.(b)	2,537	42,495
AMETEK, Inc.	895	141,947
Automatic Data Processing, Inc.	1,605	396,852
Axon Enterprise, Inc.(b)	272	50,573
Boeing Co. (The)(b)	2,197	524,753
Broadridge Financial Solutions, Inc.	458	76,907
C.H. Robinson Worldwide, Inc.(c)	453	45,381
Carrier Global Corp.(c)	3,244	193,180
Caterpillar, Inc.	2,002	530,870
Ceridian HCM Holding, Inc.(b)(c)	602	42,628
Cintas Corp.	336	168,685
Copart, Inc.(b)	1,666	147,258
CSX Corp.	7,899	263,195
Cummins, Inc.	550	143,440
Deere & Co.	1,048	450,221
Delta Air Lines, Inc.	2,497	115,511
Dover Corp.	544	79,408
Eaton Corp. PLC(c)	1,549	318,041

	Shares	Value

Industrials-(continued)
Emerson Electric Co.	2,220	$202,797
Equifax, Inc.(c)	476	97,142
Expeditors International of Washington, Inc.	594	75,616
Fastenal Co.	2,219	130,056
FedEx Corp.	898	242,415
Fortive Corp.	1,373	107,575
Generac Holdings, Inc.(b)	242	37,195
General Dynamics Corp.	874	195,409
General Electric Co.	4,231	483,349
Honeywell International, Inc.	2,585	501,826
Howmet Aerospace, Inc.	1,429	73,079
Huntington Ingalls Industries, Inc.(c)	155	35,599
IDEX Corp.	294	66,388
Illinois Tool Works, Inc.	1,074	282,806
Ingersoll Rand, Inc.	1,571	102,539
J.B. Hunt Transport Services, Inc.	322	65,669
Jacobs Solutions, Inc.	493	61,827
Johnson Controls International PLC	2,666	185,420
L3Harris Technologies, Inc.	736	139,465
Leidos Holdings, Inc.	533	49,851
Lockheed Martin Corp.	875	390,574
Masco Corp.	874	53,034
Nordson Corp.	209	52,586
Norfolk Southern Corp.	884	206,494
Northrop Grumman Corp.	555	246,975
Old Dominion Freight Line, Inc.	350	146,821
Otis Worldwide Corp.	1,606	146,082
PACCAR, Inc.	2,031	174,930
Parker-Hannifin Corp.(c)	498	204,185
Paychex, Inc.	1,247	156,461
Paycom Software, Inc.	189	69,696
Pentair PLC	641	44,549
Quanta Services, Inc.	564	113,714
Republic Services, Inc.	799	120,737
Robert Half, Inc.(c)	419	31,069
Rockwell Automation, Inc.	447	150,322
Rollins, Inc.	900	36,747
RTX Corp.	5,677	499,179
Snap-on, Inc.	206	56,123
Southwest Airlines Co.	2,312	78,978
Stanley Black & Decker, Inc.(c)	595	59,066
Textron, Inc.	783	60,894
Trane Technologies PLC(c)	886	176,704
TransDigm Group, Inc.(c)	203	182,643
Union Pacific Corp.(c)	2,369	549,655
United Airlines Holdings, Inc.(b)	1,274	69,191
United Parcel Service, Inc., Class B	2,816	526,958
United Rentals, Inc.	267	124,070
Verisk Analytics, Inc.	562	128,664
W.W. Grainger, Inc.	173	127,759
Wabtec Corp.	699	82,790
Waste Management, Inc.	1,439	235,694
Xylem, Inc.	930	104,857

		12,613,913

Information Technology-24.29%
Accenture PLC, Class A	2,454	776,323
Adobe, Inc.(b)	1,782	973,275
Advanced Micro Devices, Inc.(b)	6,257	715,801
Akamai Technologies, Inc.(b)	591	55,849
Amphenol Corp., Class A	2,313	204,261
Analog Devices, Inc.	1,966	392,276
ANSYS, Inc.(b)	337	115,288

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Downside Hedged ETF (PHDG)–(continued)

July 31, 2023

(Unaudited)

	Shares	Value

Information Technology-(continued)
Apple, Inc.	57,445	$11,285,070
Applied Materials, Inc.	3,283	497,670
Arista Networks, Inc.(b)(c)	970	150,437
Autodesk, Inc.(b)	832	176,376
Broadcom, Inc.	1,620	1,455,813
Cadence Design Systems, Inc.(b)	1,060	248,051
CDW Corp.	524	98,025
Cisco Systems, Inc.	15,913	828,113
Cognizant Technology Solutions Corp., Class A	1,971	130,145
Corning, Inc.	2,973	100,904
DXC Technology Co.(b)	884	24,443
Enphase Energy, Inc.(b)	533	80,925
EPAM Systems, Inc.(b)	225	53,282
F5, Inc.(b)	235	37,186
Fair Isaac Corp.(b)	97	81,283
First Solar, Inc.(b)	386	80,056
Fortinet, Inc.(b)	2,532	196,787
Gartner, Inc.(b)	307	108,552
Gen Digital, Inc.(c)	2,210	42,984
Hewlett Packard Enterprise Co.	5,035	87,508
HP, Inc.	3,369	110,604
Intel Corp.	16,206	579,689
International Business Machines Corp.	3,528	508,667
Intuit, Inc.	1,090	557,753
Juniper Networks, Inc.	1,250	34,750
Keysight Technologies, Inc.(b)	692	111,467
KLA Corp.	533	273,935
Lam Research Corp.	522	375,052
Microchip Technology, Inc.	2,128	199,904
Micron Technology, Inc.	4,252	303,550
Microsoft Corp.	28,890	9,704,729
Monolithic Power Systems, Inc.	175	97,911
Motorola Solutions, Inc.	652	186,883
NetApp, Inc.	831	64,826
NVIDIA Corp.	9,609	4,490,190
NXP Semiconductors N.V. (China)	1,009	224,987
ON Semiconductor Corp.(b)	1,678	180,804
Oracle Corp.	5,979	700,918
Palo Alto Networks, Inc.(b)(c)	1,175	293,703
PTC, Inc.(b)	414	60,365
Qorvo, Inc.(b)	388	42,688
QUALCOMM, Inc.	4,328	572,032
Roper Technologies, Inc.	414	204,123
Salesforce, Inc.(b)	3,804	855,938
Seagate Technology Holdings PLC	749	47,561
ServiceNow, Inc.(b)	791	461,153
Skyworks Solutions, Inc.	618	70,681
SolarEdge Technologies, Inc.(b)	219	52,880
Synopsys, Inc.(b)	592	267,466
TE Connectivity Ltd.	1,224	175,632
Teledyne Technologies, Inc.(b)	183	70,369
Teradyne, Inc.(c)	602	67,990
Texas Instruments, Inc.	3,526	634,680
Trimble, Inc.(b)	962	51,756
Tyler Technologies, Inc.(b)	163	64,651
VeriSign, Inc.(b)	352	74,254
Western Digital Corp.(b)	1,243	52,902
Zebra Technologies Corp., Class A(b)	200	61,592

		41,885,718

Materials-2.16%
Air Products and Chemicals, Inc.	863	263,500

	Shares	Value

Materials-(continued)
Albemarle Corp.	455	$96,587
Amcor PLC	5,717	58,656
Avery Dennison Corp.	314	57,779
Ball Corp.(c)	1,222	71,719
Celanese Corp.	389	48,777
CF Industries Holdings, Inc.	757	62,135
Corteva, Inc.	2,762	155,860
Dow, Inc.	2,748	155,180
DuPont de Nemours, Inc.	1,783	138,414
Eastman Chemical Co.	463	39,624
Ecolab, Inc.	962	176,181
FMC Corp.	486	46,768
Freeport-McMoRan, Inc.	5,569	248,656
International Flavors & Fragrances, Inc.	991	83,848
International Paper Co.	1,349	48,645
Linde PLC	1,902	743,054
LyondellBasell Industries N.V., Class A	986	97,476
Martin Marietta Materials, Inc.	241	107,597
Mosaic Co. (The)	1,290	52,580
Newmont Corp.(c)	3,087	132,494
Nucor Corp.	976	167,960
Packaging Corp. of America	350	53,672
PPG Industries, Inc.	915	131,668
Sealed Air Corp.	561	25,593
Sherwin-Williams Co. (The)	912	252,168
Steel Dynamics, Inc.	624	66,506
Vulcan Materials Co.	517	113,998
WestRock Co.	995	33,124

		3,730,219

Real Estate-2.14%
Alexandria Real Estate Equities, Inc.	612	76,916
American Tower Corp.	1,811	344,651
AvalonBay Communities, Inc.	552	104,135
Boston Properties, Inc.(c)	555	36,980
Camden Property Trust	415	45,272
CBRE Group, Inc., Class A(b)	1,208	100,638
CoStar Group, Inc.(b)	1,587	133,260
Crown Castle, Inc.	1,685	182,469
Digital Realty Trust, Inc.	1,132	141,070
Equinix, Inc.	363	294,001
Equity Residential	1,325	87,370
Essex Property Trust, Inc.	250	60,888
Extra Space Storage, Inc.	820	114,447
Federal Realty Investment Trust(c)	285	28,933
Healthpeak Properties, Inc.	2,125	46,389
Host Hotels & Resorts, Inc.	2,764	50,858
Invitation Homes, Inc.	2,259	80,194
Iron Mountain, Inc.(c)	1,133	69,566
Kimco Realty Corp.	2,408	48,786
Mid-America Apartment Communities, Inc.	454	67,946
Prologis, Inc.	3,588	447,603
Public Storage	615	173,276
Realty Income Corp.	2,616	159,498
Regency Centers Corp.	598	39,187
SBA Communications Corp., Class A	421	92,178
Simon Property Group, Inc.	1,270	158,242
UDR, Inc.(c)	1,202	49,138
Ventas, Inc.	1,555	75,449
VICI Properties, Inc.	3,901	122,803

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Downside Hedged ETF (PHDG)–(continued)

July 31, 2023

(Unaudited)

	Shares	Value

Real Estate-(continued)
Welltower, Inc.	1,931	$158,632
Weyerhaeuser Co.	2,845	96,901

		3,687,676

Utilities-2.21%
AES Corp. (The)	2,600	56,238
Alliant Energy Corp.	976	52,450
Ameren Corp.	1,020	87,383
American Electric Power Co., Inc.	2,000	169,480
American Water Works Co., Inc.	757	111,605
Atmos Energy Corp.	561	68,279
CenterPoint Energy, Inc.	2,452	73,781
CMS Energy Corp.	1,133	69,192
Consolidated Edison, Inc.	1,347	127,776
Constellation Energy Corp.	1,261	121,876
Dominion Energy, Inc.	3,248	173,930
DTE Energy Co.	801	91,554
Duke Energy Corp.	2,994	280,299
Edison International(c)	1,488	107,077
Entergy Corp.	822	84,419
Evergy, Inc.	892	53,493
Eversource Energy	1,356	98,080
Exelon Corp.	3,865	161,789
FirstEnergy Corp.	2,114	83,270
NextEra Energy, Inc.	7,862	576,285
NiSource, Inc.	1,605	44,683
NRG Energy, Inc.	894	33,963
PG&E Corp.(b)	6,281	110,608
Pinnacle West Capital Corp.	440	36,441
PPL Corp.	2,864	78,846
Public Service Enterprise Group, Inc.	1,939	122,390
Sempra	1,223	182,252
Southern Co. (The)	4,237	306,505

	Shares	Value

Utilities-(continued)
WEC Energy Group, Inc.	1,226	$110,168
Xcel Energy, Inc.	2,139	134,180

		3,808,292

Total Common Stocks & Other Equity Interests (Cost $142,083,399)		148,909,255

Money Market Funds-5.00%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 5.17%(d)(e) (Cost $8,619,621)	8,619,621	8,619,621

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-91.35% (Cost $150,703,020)		157,528,876

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-2.56%
Invesco Private Government Fund, 5.24%(d)(e)(f)	1,239,596	1,239,596
Invesco Private Prime Fund, 5.38%(d)(e)(f)	3,187,531	3,187,531

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $4,427,038)		4,427,127

TOTAL INVESTMENTS IN SECURITIES-93.91% (Cost $155,130,058)		161,956,003
OTHER ASSETS LESS LIABILITIES-6.09%		10,493,588

NET ASSETS-100.00%		$172,449,591

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2023.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2023	Dividend Income

Invesco Ltd.	$ 40,950	$ 401,938	$ (402,041)	$2,389	$(13,030)	$ 30,206	$ 497

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	56,456,197	420,817,493	(477,273,690)	-	-	-	384,369

Invesco Premier U.S. Government Money Portfolio, Institutional Class	-	1,317,043,450	(1,308,423,829)	-	-	8,619,621	802,899

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Downside Hedged ETF (PHDG)–(continued)

July 31, 2023

(Unaudited)

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2023	Dividend Income

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	$1,372,606	$44,978,561	$(45,111,571)	$-	$-	$1,239,596	$65,424	*

Invesco Private Prime Fund	3,328,929	97,978,680	(98,120,693)	(106)	721	3,187,531	171,630	*

Total	$61,198,682	$1,881,220,122	$(1,929,331,824)	$2,283	$(12,309)	$13,076,954	$1,424,819

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)

Equity Risk

CBOE Volatility Index	151	August-2023	$2,244,373	$(159,157)	$(159,157)

CBOE Volatility Index	124	September-2023	2,026,073	(56,920)	(56,920)

E-Mini S&P 500 Index	83	September-2023	19,150,175	174,640	174,640

Total Futures Contracts				$(41,437)	$(41,437)

(a)	Futures contracts collateralized by $14,867,740 cash held with Merrill Lynch International, the futures commission merchant.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)

Invesco Short Duration Bond ETF (ISDB)

July 31, 2023

(Unaudited)

	Principal Amount	Value

U.S. Dollar Denominated Bonds & Notes-89.75%
Aerospace & Defense-1.17%
Huntington Ingalls Industries, Inc., 3.84%, 05/01/2025	$50,000	$48,378
L3Harris Technologies, Inc., 5.40%, 01/15/2027	36,000	36,114
Lockheed Martin Corp., 4.95%, 10/15/2025	1,000	998
RTX Corp., 5.00%, 02/27/2026	18,000	17,992
TransDigm, Inc., 6.75%, 08/15/2028(b)	12,000	12,051

		115,533

Agricultural & Farm Machinery-1.74%
CNH Industrial Capital LLC, 5.45%, 10/14/2025	50,000	49,979
John Deere Capital Corp.
4.55%, 10/11/2024	50,000	49,670
4.95%, 06/06/2025	45,000	44,999
4.75%, 06/08/2026	27,000	26,937

		171,585

Asset Management & Custody Banks-0.45%
State Street Corp., 5.27%, 08/03/2026	44,000	44,000

Automobile Manufacturers-5.97%
Ford Motor Credit Co. LLC, 8.14% (SOFR + 2.95%), 03/06/2026(c)	200,000	200,983
Hyundai Capital America
5.80%, 06/26/2025(b)	44,000	44,049
5.50%, 03/30/2026(b)	11,000	10,958
5.65%, 06/26/2026(b)	33,000	32,932
Mercedes-Benz Finance North America LLC (Germany)
6.17% (SOFR + 0.93%), 03/30/2025(b)(c)	100,000	100,602
5.38%, 08/01/2025(b)	150,000	149,948
PACCAR Financial Corp., 4.95%, 10/03/2025	50,000	50,024

		589,496

Automotive Parts & Equipment-0.21%
American Honda Finance Corp., 4.75%, 01/12/2026	21,000	20,907

Automotive Retail-0.92%
Advance Auto Parts, Inc., 5.90%, 03/09/2026	30,000	29,951
Asbury Automotive Group, Inc., 4.50%, 03/01/2028	50,000	45,804
AutoZone, Inc., 5.05%, 07/15/2026	15,000	14,966

		90,721

Biotechnology-0.84%
Amgen, Inc., 5.25%, 03/02/2025	83,000	82,802

Cable & Satellite-0.98%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.50%, 05/01/2026(b)	99,000	96,743

Cargo Ground Transportation-1.43%
Penske Truck Leasing Co. L.P./PTL Finance Corp.
3.95%, 03/10/2025(b)	50,000	48,273
5.75%, 05/24/2026(b)	34,000	33,853
4.40%, 07/01/2027(b)	50,000	47,442
6.05%, 08/01/2028(b)	12,000	12,042

		141,610

Construction Materials-0.41%
Vulcan Materials Co., 5.80%, 03/01/2026	40,000	40,024

Consumer Electronics-0.38%
Tyco Electronics Group S.A., 4.50%, 02/13/2026	38,000	37,461

	Principal Amount	Value

Consumer Finance-2.08%
Capital One Financial Corp.
3.30%, 10/30/2024	$100,000	$96,618
6.47% (SOFR + 1.35%), 05/09/2025(c)	50,000	49,640
6.31%, 06/08/2029(d)	19,000	19,081
General Motors Financial Co., Inc., 5.40%, 04/06/2026	40,000	39,783

		205,122

Diversified Banks-19.01%
Bank of America Corp.
3.84%, 04/25/2025(d)	100,000	98,536
5.08%, 01/20/2027(d)	58,000	57,406
Series U, 8.63%(d)(e)(f)	50,000	50,126
Bank of Montreal (Canada), 5.30%, 06/05/2026	27,000	27,023
Barclays PLC (United Kingdom), 7.33%, 11/02/2026(d)	200,000	205,369
BPCE S.A. (France), 5.98%, 01/18/2027(b)(d)	250,000	249,177
Citigroup, Inc., 5.61%, 09/29/2026(d)	100,000	99,830
Discover Bank, 2.45%, 09/12/2024	100,000	95,483
Fifth Third Bancorp
2.38%, 01/28/2025	40,000	37,946
6.34%, 07/27/2029(d)	4,000	4,075
JPMorgan Chase & Co.
5.55%, 12/15/2025(d)	100,000	99,769
Series CC, 8.21%(d)(f)	100,000	99,875
KeyCorp, 3.88%, 05/23/2025(d)	39,000	36,727
Manufacturers & Traders Trust Co., 4.65%, 01/27/2026	100,000	96,384
NatWest Group PLC (United Kingdom), 7.47%, 11/10/2026(d)	200,000	206,375
PNC Financial Services Group, Inc. (The)
5.67%, 10/28/2025(d)	50,000	49,769
5.81%, 06/12/2026(d)	32,000	32,033
Sumitomo Mitsui Financial Group, Inc. (Japan), 5.46%, 01/13/2026	200,000	199,808
Wells Fargo & Co.
4.54%, 08/15/2026(d)	100,000	97,844
5.57%, 07/25/2029(d)	16,000	16,091
7.63%(d)(f)	16,000	16,490

		1,876,136

Diversified Chemicals-2.01%
Sasol Financing USA LLC (South Africa), 5.88%, 03/27/2024	200,000	198,312

Diversified Financial Services-1.53%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 6.50%, 07/15/2025	150,000	151,125

Diversified REITs-0.50%
VICI Properties L.P./VICI Note Co., Inc., 5.63%, 05/01/2024(b)	50,000	49,782

Diversified Support Services-0.03%
Ritchie Bros. Holdings, Inc. (Canada), 6.75%, 03/15/2028(b)	3,000	3,041

Electric Utilities-3.29%
Duke Energy Corp., 5.00%, 12/08/2025	100,000	99,346
National Rural Utilities Cooperative Finance Corp.
5.45%, 10/30/2025(e)	50,000	50,165
4.45%, 03/13/2026	50,000	49,498
NextEra Energy Capital Holdings, Inc., 6.05%, 03/01/2025	58,000	58,446

See accompanying notes which are an integral part of this schedule.

Invesco Short Duration Bond ETF (ISDB)–(continued)

July 31, 2023

(Unaudited)

	Principal Amount	Value

Electric Utilities-(continued)
Pennsylvania Electric Co., 5.15%, 03/30/2026(b)	$ 17,000	$16,787
Wisconsin Public Service Corp., 5.35%, 11/10/2025	50,000	50,204

		324,446

Electrical Components & Equipment-0.87%
Regal Rexnord Corp., 6.05%, 02/15/2026(b)	86,000	86,018

Financial Exchanges & Data-0.18%
Nasdaq, Inc., 5.65%, 06/28/2025	18,000	18,037

Health Care Services-1.08%
Cigna Group (The), 5.69%, 03/15/2026	107,000	107,070

Home Improvement Retail-0.34%
Lowe’s Cos., Inc., 4.80%, 04/01/2026	34,000	33,768

Hotels, Resorts & Cruise Lines-0.50%
Hyatt Hotels Corp., 5.38%, 04/23/2025	50,000	49,567

Integrated Oil & Gas-1.49%
BP Capital Markets PLC (United Kingdom), 4.38%(d)(f)	50,000	48,270
Occidental Petroleum Corp., 5.50%, 12/01/2025	50,000	49,862
Petroleos Mexicanos (Mexico), 6.88%, 10/16/2025	51,000	49,180

		147,312

Integrated Telecommunication Services-1.01%
AT&T, Inc., 5.54%, 02/20/2026	100,000	99,835

Investment Banking & Brokerage-0.08%
Morgan Stanley, 5.45%, 07/20/2029(d)	8,000	8,020

IT Consulting & Other Services-1.00%
International Business Machines Corp., 4.50%, 02/06/2026	100,000	98,713

Life & Health Insurance-1.93%
Pacific Life Global Funding II, 6.38% (SOFR + 1.05%), 07/28/2026(b)(c)	41,000	41,001
Protective Life Global Funding, 5.37%, 01/06/2026(b)	150,000	149,579

		190,580

Managed Health Care-0.93%
Elevance Health, Inc., 5.35%, 10/15/2025	50,000	50,093
Humana, Inc., 5.70%, 03/13/2026	40,000	40,025
UnitedHealth Group, Inc., 5.15%, 10/15/2025	2,000	2,004

		92,122

Movies & Entertainment-1.52%
Warnermedia Holdings, Inc., 6.41%, 03/15/2026	150,000	150,276

Multi-Utilities-1.37%
WEC Energy Group, Inc., 4.75%, 01/09/2026	137,000	135,180

Office REITs-1.89%
Brandywine Operating Partnership L.P., 4.10%, 10/01/2024	100,000	96,062
Piedmont Operating Partnership L.P., 9.25%, 07/20/2028	88,000	90,405

		186,467

Oil & Gas Equipment & Services-0.50%
Enerflex Ltd. (Canada), 9.00%, 10/15/2027(b)	49,000	49,361

Oil & Gas Exploration & Production-1.31%
Civitas Resources, Inc., 8.38%, 07/01/2028(b)	54,000	55,610

	Principal Amount	Value

Oil & Gas Exploration & Production-(continued)
Pioneer Natural Resources Co., 5.10%, 03/29/2026	$22,000	$21,933
Transocean Titan Financing Ltd., 8.38%, 02/01/2028(b)	50,000	51,677

		129,220

Oil & Gas Storage & Transportation-6.80%
Enbridge, Inc. (Canada), 5.97%, 03/08/2026	122,000	122,208
Energy Transfer L.P., 4.50%, 04/15/2024	200,000	198,095
Enterprise Products Operating LLC, 5.05%, 01/10/2026	27,000	26,992
Genesis Energy L.P./Genesis Energy Finance Corp., 6.25%, 05/15/2026	50,000	47,759
Kinder Morgan, Inc., 5.63%, 11/15/2023(b)	100,000	99,920
MPLX L.P., 4.88%, 12/01/2024	100,000	98,765
ONEOK, Inc., 5.85%, 01/15/2026	50,000	50,394
Williams Cos., Inc. (The), 5.40%, 03/02/2026	27,000	27,066

		671,199

Packaged Foods & Meats-0.50%
General Mills, Inc., 5.24%, 11/18/2025	50,000	49,788

Paper & Plastic Packaging Products & Materials-0.49%
Cascades, Inc./Cascades USA, Inc. (Canada), 5.13%, 01/15/2026(b)	50,000	48,235

Passenger Airlines-0.76%
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.50%, 10/20/2025(b)	76,000	74,515

Personal Care Products-0.30%
Kenvue, Inc.
5.50%, 03/22/2025(b)	22,000	22,096
5.35%, 03/22/2026(b)	7,000	7,055

		29,151

Pharmaceuticals-2.28%
Eli Lilly and Co., 5.00%, 02/27/2026	51,000	51,055
Pfizer Investment Enterprises Pte. Ltd.
4.65%, 05/19/2025	75,000	74,393
4.45%, 05/19/2026	50,000	49,410
Zoetis, Inc., 5.40%, 11/14/2025	50,000	50,266

		225,124

Regional Banks-1.67%
Synovus Financial Corp., 5.20%, 08/11/2025	50,000	48,285
Truist Financial Corp.
5.60% (SOFR + 0.40%), 06/09/2025(c)(e)	100,000	97,815
6.05%, 06/08/2027(d)	19,000	19,046

		165,146

Restaurants-0.45%
Starbucks Corp., 4.75%, 02/15/2026	45,000	44,689

Retail REITs-1.38%
Realty Income Corp.
4.60%, 02/06/2024	100,000	99,435
5.05%, 01/13/2026	37,000	36,776

		136,211

Self-Storage REITs-0.21%
Public Storage, 5.13%, 01/15/2029	21,000	21,126

Semiconductors-1.44%
Broadcom, Inc., 3.46%, 09/15/2026	150,000	142,229

See accompanying notes which are an integral part of this schedule.

Invesco Short Duration Bond ETF (ISDB)–(continued)

July 31, 2023

(Unaudited)

	Principal Amount	Value

Sovereign Debt-3.38%
Romanian Government International Bond (Romania), 6.63%, 02/17/2028(b)	$128,000	$132,954
Serbia International Bond (Serbia), 6.25%, 05/26/2028(b)	200,000	200,591

		333,545

Specialized Finance-0.48%
Blackstone Private Credit Fund, 1.75%, 09/15/2024	50,000	47,267

Systems Software-1.54%
Oracle Corp., 5.80%, 11/10/2025	150,000	151,946

Technology Distributors-0.58%
Arrow Electronics, Inc., 6.13%, 03/01/2026	57,000	56,931

Technology Hardware, Storage & Peripherals-3.05%
Hewlett Packard Enterprise Co.
5.90%, 10/01/2024	150,000	150,174
6.10%, 04/01/2026	150,000	150,395

		300,569

Telecom Tower REITs-0.47%
SBA Communications Corp., 3.88%, 02/15/2027	50,000	46,109

Tobacco-2.09%
Philip Morris International, Inc.
5.13%, 11/15/2024	100,000	99,705
4.88%, 02/13/2026	107,000	106,335

		206,040

Trading Companies & Distributors-0.48%
Air Lease Corp., 3.38%, 07/01/2025	50,000	47,734

Transaction & Payment Processing Services-0.96%
Block, Inc., 2.75%, 06/01/2026	50,000	45,565
Fidelity National Information Services, Inc., 4.50%, 07/15/2025	50,000	49,079

		94,644

Wireless Telecommunication Services-1.49%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 4.74%, 03/20/2025(b)	87,500	86,552
T-Mobile USA, Inc.
3.50%, 04/15/2025	50,000	48,332
4.95%, 03/15/2028	12,000	11,859

		146,743

Total U.S. Dollar Denominated Bonds & Notes (Cost $8,875,900)		8,859,333

Asset-Backed Securities-6.03%
Avis Budget Rental Car Funding (AESOP) LLC
Series 2022-3A, Class A, 4.62%, 02/20/2027(b)	100,000	96,967
Series 2023-2A, Class A, 5.20%, 10/20/2027(b)	100,000	98,090
Series 2023-4A, Class A, 5.49%, 06/20/2029(b)	100,000	98,634
Eaton Vance CLO Ltd., Series 2019-1A, Class AR, 6.67% (3 mo. Term SOFR + 1.36%), 04/15/2031(b)(c)	100,000	99,597
OBX Trust, Series 2023-NQM1, Class A1, 6.12%, 11/25/2062(b)(g)	93,892	93,400

	Principal Amount	Value

TierPoint Issuer LLC, Series 2023-1A, Class A2, 6.00%, 06/25/2053(b)	$28,000	$26,759
Verus Securitization Trust, Series 2021-R3, Class A1, 1.02%, 04/25/2064(b)(g)	91,998	81,594

Total Asset-Backed Securities (Cost $598,795)		595,041

U.S. Treasury Securities-1.82%
U.S. Treasury Bills-0.24%
4.79%, 04/18/2024(h)(i)	25,000	24,074

U.S. Treasury Notes-1.58%
4.75%, 07/31/2025	64,300	64,162
4.50%, 07/15/2026	48,300	48,291
4.13%, 07/31/2028	43,400	43,325

		155,778

Total U.S. Treasury Securities (Cost $179,939)		179,852

Agency Credit Risk Transfer Notes-0.76%
Fannie Mae Connecticut Avenue Securities, Series 2023-R02, Class 1M1, 7.37% (30 Day Average SOFR + 2.30%), 01/25/2043(b)(c)(j)	28,000	28,435
Freddie Mac, Series 2023-DNA1, Class M1, STACR®, 7.17% (30 Day Average SOFR + 2.10%), 03/25/2043(b)(c)(k)	46,243	46,795

Total Agency Credit Risk Transfer Notes (Cost $74,243)		75,230

	Shares
Preferred Stocks-0.50%
Investment Banking & Brokerage-0.50%
Goldman Sachs Group, Inc. (The), Series P, Pfd., 8.21%(d) (Cost $48,600)	50,000	49,643

Money Market Funds-0.49%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(l)(m) (Cost $48,357)	48,357	48,357

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.35% (Cost $9,825,834)		9,807,456

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-0.82%
Invesco Private Government Fund, 5.24%(l)(m)(n)	22,647	22,647
Invesco Private Prime Fund, 5.38%(l)(m)(n)	58,236	58,236

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $80,883)		80,883

TOTAL INVESTMENTS IN SECURITIES-100.17% (Cost $9,906,717)		9,888,339
OTHER ASSETS LESS LIABILITIES-(0.17)%		(16,939)

NET ASSETS-100.00%		$9,871,400

See accompanying notes which are an integral part of this schedule.

Invesco Short Duration Bond ETF (ISDB)–(continued)

July 31, 2023

(Unaudited)

Investment Abbreviations:

CLO	-Collateralized Loan Obligation
Pfd.	-Preferred
REIT	-Real Estate Investment Trust
SOFR	-Secured Overnight Financing Rate
STACR®	-Structured Agency Credit Risk

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2023 was $2,683,115, which represented 27.18% of the Fund’s Net Assets.

(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on July 31, 2023.
(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)	All or a portion of this security was out on loan at July 31, 2023.
(f)	Perpetual bond with no specified maturity date.
(g)

Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on July 31, 2023.

(h)	$24,072 was pledged as collateral to cover margin requirements for open futures contracts.
(i)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(j)	CAS notes are bonds issued by Fannie Mae. The amount of periodic principal and ultimate principal paid by Fannie Mae is determined by the performance of a large and diverse reference pool.
(k)

Principal payments are determined by the delinquency and principal payment experience on the STACR® reference pool. Freddie Mac transfers credit risk from the mortgages in the reference pool to credit investors who invest in the STACR® debt notes.

(l)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the period ended July 31, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$-	$5,803,442	$(5,755,085)	$-	$-	$48,357	$5,141

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	-	607,032	(584,385)	-	-	22,647	886	*

Invesco Private Prime Fund	-	976,174	(917,923)	-	(15)	58,236	2,100	*

Total	$-	$7,386,648	$(7,257,393)	$-	$(15)	$129,240	$8,127

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(m)	The rate shown is the 7-day SEC standardized yield as of July 31, 2023.
(n)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)

Interest Rate Risk

U.S. Treasury 2 Year Notes	16	September-2023	$3,248,500	$(37,202)	$(37,202)

Short Futures Contracts

Interest Rate Risk

U.S. Treasury 5 Year Notes	10	September-2023	(1,068,203)	21,416	21,416

Total Futures Contracts				$(15,786)	$(15,786)

The valuation policy and a listing of other significant accounting policies are available in the most recent Statement of Additional Information.

See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)

Invesco Total Return Bond ETF (GTO)

July 31, 2023

(Unaudited)

	Principal Amount	Value

U.S. Dollar Denominated Bonds & Notes-49.57%
Aerospace & Defense-0.83%
L3Harris Technologies, Inc.
5.40%, 07/31/2033	$ 1,373,000	$1,383,432
5.60%, 07/31/2053	1,095,000	1,118,420
Lockheed Martin Corp.
5.10%, 11/15/2027	394,000	399,806
4.45%, 05/15/2028	520,000	515,673
4.75%, 02/15/2034	924,000	918,835
4.15%, 06/15/2053	104,000	90,031
5.20%, 02/15/2055	1,192,000	1,216,623
4.30%, 06/15/2062	127,000	110,489
5.90%, 11/15/2063	287,000	322,570
RTX Corp., 5.15%, 02/27/2033	1,321,000	1,322,586
TransDigm, Inc., 6.75%, 08/15/2028(b)	876,000	879,709

		8,278,174

Agricultural & Farm Machinery-0.20%
John Deere Capital Corp., 4.70%, 06/10/2030	1,991,000	1,981,498

Agricultural Products & Services-0.22%
Archer-Daniels-Midland Co., 4.50%, 08/15/2033(c)	520,000	509,843
Cargill, Inc.
4.50%, 06/24/2026(b)	851,000	840,539
4.75%, 04/24/2033(b)	765,000	753,925
4.38%, 04/22/2052(b)	128,000	113,697

		2,218,004

Air Freight & Logistics-0.30%
United Parcel Service, Inc.
4.88%, 03/03/2033	928,000	938,109
5.05%, 03/03/2053	1,978,000	1,993,047

		2,931,156

Apparel Retail-0.01%
Ross Stores, Inc., 3.38%, 09/15/2024	84,000	81,742

Application Software-0.01%
Salesforce, Inc., 2.90%, 07/15/2051	127,000	87,848

Asset Management & Custody Banks-0.85%
Ameriprise Financial, Inc.
3.00%, 04/02/2025	14,000	13,455
5.15%, 05/15/2033	1,574,000	1,563,086
Bank of New York Mellon Corp. (The)
4.54%, 02/01/2029(d)	779,000	760,739
5.83%, 10/25/2033(d)	419,000	434,186
4.71%, 02/01/2034(d)	503,000	480,013
Series I, 3.75%(d)(e)	315,000	261,418
Series J, 4.97%, 04/26/2034(d)	952,000	927,505
BlackRock, Inc., 4.75%, 05/25/2033(c)	1,660,000	1,630,108
Blackstone Secured Lending Fund, 2.13%, 02/15/2027	771,000	653,142
Northern Trust Corp., 6.13%, 11/02/2032(c)	480,000	500,519
State Street Corp., 5.16%, 05/18/2034(c)(d)	1,220,000	1,198,349

		8,422,520

	Principal Amount	Value

Automobile Manufacturers-1.75%
Ford Motor Credit Co. LLC
6.95%, 06/10/2026	$ 2,034,000	$2,052,103
7.35%, 11/04/2027(c)	1,305,000	1,340,595
6.80%, 05/12/2028(c)	2,608,000	2,634,416
7.35%, 03/06/2030	962,000	996,744
7.20%, 06/10/2030	2,055,000	2,109,047
Hyundai Capital America
5.88%, 04/07/2025(b)	24,000	24,064
5.65%, 06/26/2026(b)	1,380,000	1,377,153
5.60%, 03/30/2028(b)	1,192,000	1,188,897
5.80%, 04/01/2030(b)	229,000	230,354
Mercedes-Benz Finance North America LLC (Germany)
5.10%, 08/03/2028(b)	2,046,000	2,043,586
5.05%, 08/03/2033(b)	2,095,000	2,085,740
Toyota Motor Credit Corp., 4.63%, 01/12/2028(c)	494,000	492,497
Volkswagen Group of America Finance LLC (Germany), 4.60%, 06/08/2029(b)	864,000	836,085

		17,411,281

Automotive Parts & Equipment-0.89%
American Honda Finance Corp.
4.70%, 01/12/2028	848,000	841,875
4.60%, 04/17/2030(c)	501,000	491,346
ERAC USA Finance LLC
4.60%, 05/01/2028(b)(c)	1,137,000	1,110,183
4.90%, 05/01/2033(b)	1,555,000	1,532,814
5.40%, 05/01/2053(b)	1,623,000	1,627,988
Nemak S.A.B. de C.V. (Mexico), 3.63%, 06/28/2031(b)	350,000	277,656
ZF North America Capital, Inc. (Germany)
6.88%, 04/14/2028(b)	1,088,000	1,105,992
7.13%, 04/14/2030(b)	1,809,000	1,865,046

		8,852,900

Automotive Retail-0.19%
Advance Auto Parts, Inc., 5.95%, 03/09/2028	488,000	486,179
AutoZone, Inc., 5.20%, 08/01/2033	1,448,000	1,432,769

		1,918,948

Biotechnology-0.66%
Amgen, Inc.
5.25%, 03/02/2025	846,000	843,979
5.15%, 03/02/2028	1,127,000	1,127,970
5.25%, 03/02/2030	513,000	516,534
5.25%, 03/02/2033	1,164,000	1,162,139
5.60%, 03/02/2043	1,015,000	1,010,150
5.65%, 03/02/2053	1,842,000	1,848,871

		6,509,643

Broadcasting-0.00%
Fox Corp., 4.71%, 01/25/2029	22,000	21,356

Broadline Retail-0.05%
Prosus N.V. (China), 3.26%, 01/19/2027(b)	564,000	510,892

See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)–(continued)

July 31, 2023

(Unaudited)

	Principal Amount	Value

Building Products-0.02%
HP Communities LLC
5.78%, 03/15/2046(b)	$ 150,000	$141,746
5.86%, 09/15/2053(b)	100,000	90,876

		232,622

Cable & Satellite-0.39%
CCO Holdings LLC/CCO Holdings Capital Corp.
6.38%, 09/01/2029(b)(c)	1,604,000	1,535,158
7.38%, 03/01/2031(b)(c)	942,000	937,221
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.05%, 03/30/2029	22,000	21,056
Comcast Corp.
4.15%, 10/15/2028	7,000	6,777
5.50%, 11/15/2032	744,000	772,163
3.25%, 11/01/2039	55,000	43,449
3.45%, 02/01/2050	41,000	30,771
2.80%, 01/15/2051	14,000	9,153
2.89%, 11/01/2051	5,000	3,329
2.99%, 11/01/2063	4,000	2,517
Cox Communications, Inc.
5.70%, 06/15/2033(b)	470,000	472,446
2.95%, 10/01/2050(b)	16,000	9,862

		3,843,902

Cargo Ground Transportation-0.39%
Penske Truck Leasing Co. L.P./PTL Finance Corp.
5.75%, 05/24/2026(b)	415,000	413,211
5.70%, 02/01/2028(b)	472,000	467,632
5.55%, 05/01/2028(b)	1,040,000	1,024,746
6.05%, 08/01/2028(b)	1,580,000	1,585,540
6.20%, 06/15/2030(b)(c)	426,000	430,499

		3,921,628

Casinos & Gaming-0.02%
MGM China Holdings Ltd. (Macau), 5.38%, 05/15/2024(b)	218,000	215,473

Commercial & Residential Mortgage Finance-0.23%
Aviation Capital Group LLC
4.13%, 08/01/2025(b)	7,000	6,651
6.25%, 04/15/2028(b)	782,000	782,810
6.38%, 07/15/2030(b)	1,454,000	1,449,363

		2,238,824

Construction Machinery & Heavy Transportation Equipment-0.37%
Daimler Trucks Finance North America LLC (Germany), 3.65%, 04/07/2027(b)	766,000	730,408
SMBC Aviation Capital Finance DAC (Ireland), 5.70%, 07/25/2033(b)	2,940,000	2,900,393

		3,630,801

Consumer Finance-0.29%
Capital One Financial Corp.
6.31%, 06/08/2029(c)(d)	1,402,000	1,407,976
6.38%, 06/08/2034(c)(d)	1,258,000	1,270,533
General Motors Financial Co., Inc., 5.40%, 04/06/2026	249,000	247,653

		2,926,162

	Principal Amount	Value

Consumer Staples Merchandise Retail-0.54%
Dollar General Corp., 5.50%, 11/01/2052	$ 361,000	$342,214
Target Corp.
4.50%, 09/15/2032(c)	475,000	463,013
4.80%, 01/15/2053(c)	584,000	555,540
Walmart, Inc.
3.90%, 04/15/2028	875,000	855,095
4.00%, 04/15/2030(c)	707,000	689,519
4.10%, 04/15/2033(c)	1,470,000	1,420,445
4.50%, 09/09/2052	351,000	338,678
4.50%, 04/15/2053	704,000	679,577

		5,344,081

Copper-0.07%
PT Freeport Indonesia (Indonesia), 5.32%, 04/14/2032(b)	716,000	681,869

Data Processing & Outsourced Services-0.51%
Concentrix Corp., 6.85%, 08/02/2033	5,186,000	5,016,772

Distillers & Vintners-0.06%
Brown-Forman Corp., 4.75%, 04/15/2033	343,000	343,821
Constellation Brands, Inc., 4.90%, 05/01/2033	287,000	280,635

		624,456

Diversified Banks-10.77%
Africa Finance Corp. (Supranational), 4.38%, 04/17/2026(b)	280,000	263,698
Australia and New Zealand Banking Group Ltd. (Australia)
6.74%, 12/08/2032(b)(c)	1,217,000	1,259,448
6.75%(b)(d)(e)	1,036,000	1,033,363
Banco Santander S.A. (Spain)
5.59%, 08/08/2028	3,200,000	3,200,000
6.92%, 08/08/2033	1,600,000	1,600,000
Bank of America Corp. 6.39% (SOFR + 1.05%), 02/04/2028(f)	545,000	544,075
4.95%, 07/22/2028(d)	398,000	391,756
5.20%, 04/25/2029(c)(d)	3,412,000	3,390,351
4.57%, 04/27/2033(d)	409,000	384,666
5.02%, 07/22/2033(d)	544,000	531,374
5.29%, 04/25/2034(d)	3,911,000	3,882,687
Bank of Montreal (Canada), 5.30%, 06/05/2026	1,022,000	1,022,867
Bank of Nova Scotia (The) (Canada), 8.63%, 10/27/2082(d)	1,259,000	1,309,848
Barclays PLC (United Kingdom)
7.12%, 06/27/2034(c)(d)	1,591,000	1,613,077
8.00%(c)(d)(e)	1,692,000	1,577,790
Citigroup, Inc.
3.88%(c)(d)(e)	1,432,000	1,249,993
7.38%(c)(d)(e)	3,073,000	3,134,460
3.98%, 03/20/2030(d)	41,000	38,044
2.57%, 06/03/2031(d)	36,000	30,070
6.17%, 05/25/2034(c)(d)	2,524,000	2,565,186
Series A, 9.70%(d)(e)	248,000	249,674
Series P, 5.95%(c)(d)(e)	330,000	320,682
Cooperatieve Rabobank U.A. (Netherlands), 3.65%, 04/06/2028(b)(d)	652,000	606,629

See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)–(continued)

July 31, 2023

(Unaudited)

	Principal Amount	Value

Diversified Banks-(continued)
Corp. Andina de Fomento (Supranational), 1.25%, 10/26/2024	$ 2,769,000	$2,610,843
Credit Suisse AG (Switzerland), 3.63%, 09/09/2024	734,000	712,822
Federation des caisses Desjardins du Quebec (Canada)
5.28%, 01/23/2026(b)(d)	446,000	440,737
4.55%, 08/23/2027(b)	1,380,000	1,339,440
Fifth Third Bancorp
2.38%, 01/28/2025	474,000	449,655
2.55%, 05/05/2027	9,000	8,093
1.71%, 11/01/2027(d)	501,000	433,720
6.34%, 07/27/2029(d)	394,000	401,403
4.77%, 07/28/2030(d)	1,154,000	1,086,564
HSBC Holdings PLC (United Kingdom)
5.21%, 08/11/2028(d)	1,056,000	1,035,079
5.40%, 08/11/2033(c)(d)	1,314,000	1,283,149
8.11%, 11/03/2033(d)	1,291,000	1,431,984
6.55%, 06/20/2034(c)(d)	4,078,000	4,079,454
6.33%, 03/09/2044(d)	1,688,000	1,767,065
JPMorgan Chase & Co.
4.32%, 04/26/2028(d)	332,000	321,871
4.85%, 07/25/2028(d)	422,000	416,439
5.30%, 07/24/2029(c)(d)	2,147,000	2,152,762
3.70%, 05/06/2030(d)	41,000	37,736
2.96%, 01/25/2033(d)	65,000	54,876
4.59%, 04/26/2033(d)	295,000	281,623
5.72%, 09/14/2033(c)(d)	1,031,000	1,047,283
5.35%, 06/01/2034(d)	3,937,000	3,966,826
KeyBank N.A.
3.30%, 06/01/2025	590,000	552,265
4.15%, 08/08/2025	330,000	315,936
5.85%, 11/15/2027(c)	571,000	560,203
KeyCorp
3.88%, 05/23/2025(d)	736,000	693,097
2.55%, 10/01/2029(c)	473,000	381,116
Manufacturers & Traders Trust Co.
2.90%, 02/06/2025	1,255,000	1,195,026
4.70%, 01/27/2028	1,298,000	1,240,836
Mitsubishi UFJ Financial Group, Inc. (Japan)
5.02%, 07/20/2028(c)(d)	1,079,000	1,058,895
5.24%, 04/19/2029(d)	718,000	707,822
1.80%, 07/20/2033(d)	1,002,000	983,207
5.41%, 04/19/2034(c)(d)	742,000	738,709
Mizuho Financial Group, Inc. (Japan)
5.78%, 07/06/2029(d)	970,000	974,892
5.67%, 09/13/2033(d)	1,275,000	1,280,817
5.75%, 07/06/2034(d)	2,366,000	2,379,442
Multibank, Inc. (Panama), 7.75%, 02/03/2028(b)	1,152,000	1,165,018
National Securities Clearing Corp.
5.10%, 11/21/2027(b)	1,359,000	1,365,196
5.00%, 05/30/2028(b)	810,000	808,670

	Principal Amount	Value

Diversified Banks-(continued)
PNC Financial Services Group, Inc. (The)
5.58%, 06/12/2029(c)(d)	$ 2,346,000	$2,351,763
4.63%, 06/06/2033(d)	607,000	556,182
6.04%, 10/28/2033(d)	526,000	541,111
5.07%, 01/24/2034(c)(d)	723,000	697,816
Series V, 6.20%(c)(d)(e)	831,000	801,915
Series W, 6.25%(d)(e)	1,395,000	1,279,106
Royal Bank of Canada (Canada) 6.02% (SOFR + 0.71%), 01/21/2027(f)	520,000	512,571
5.00%, 02/01/2033	893,000	877,696
Standard Chartered PLC (United Kingdom)
6.19%, 07/06/2027(b)(d)	923,000	931,982
2.68%, 06/29/2032(b)(d)	810,000	644,277
6.30%, 07/06/2034(b)(d)	988,000	1,007,313
4.30%(b)(d)(e)	1,362,000	1,066,991
7.75%(b)(c)(d)(e)	2,112,000	2,107,354
Sumitomo Mitsui Financial Group, Inc. (Japan)
2.13%, 07/08/2030	594,000	482,761
5.77%, 01/13/2033	2,097,000	2,150,886
6.18%, 07/13/2043	663,000	690,542
Sumitomo Mitsui Trust Bank Ltd. (Japan), 5.65%, 03/09/2026(b)	755,000	757,447
Synovus Bank, 5.63%, 02/15/2028	1,230,000	1,148,246
Toronto-Dominion Bank (The) (Canada), 8.13%, 10/31/2082(d)	1,317,000	1,356,247
U.S. Bancorp
4.55%, 07/22/2028(d)	421,000	405,176
5.78%, 06/12/2029(c)(d)	1,801,000	1,808,481
4.97%, 07/22/2033(d)	345,000	318,786
5.85%, 10/21/2033(d)	697,000	706,268
4.84%, 02/01/2034(c)(d)	1,516,000	1,424,390
5.84%, 06/12/2034(d)	1,794,000	1,819,837
Wells Fargo & Co.
4.81%, 07/25/2028(d)	244,000	238,102
4.15%, 01/24/2029	50,000	47,467
5.57%, 07/25/2029(d)	1,479,000	1,487,395
4.90%, 07/25/2033(d)	240,000	230,139
5.39%, 04/24/2034(d)	799,000	793,078
5.56%, 07/25/2034(d)	3,893,000	3,909,839
4.61%, 04/25/2053(d)	362,000	318,407
7.63%(c)(d)(e)	1,545,000	1,592,339

		107,022,219

Diversified Capital Markets-0.14%
Credit Suisse Group AG (Switzerland)
4.50%(b)(d)(e)(g)	332,000	19,920
5.25%(b)(d)(e)(g)	271,000	16,260
UBS Group AG (Switzerland)
5.71%, 01/12/2027(b)(c)(d)	491,000	490,479
4.75%, 05/12/2028(b)(d)	916,000	878,512

		1,405,171

Diversified Chemicals-0.69%
Braskem Netherlands Finance B.V. (Brazil), 7.25%, 02/13/2033(b)(c)	970,000	956,406

See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)–(continued)

July 31, 2023

(Unaudited)

	Principal Amount	Value

Diversified Chemicals-(continued)
Sasol Financing USA LLC (South Africa)
4.38%, 09/18/2026	$ 1,785,000	$1,615,532
8.75%, 05/03/2029(b)	1,625,000	1,626,827
5.50%, 03/18/2031	3,250,000	2,681,282

		6,880,047

Diversified Financial Services-0.75%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
4.50%, 09/15/2023	150,000	149,686
1.75%, 01/30/2026(c)	408,000	368,826
5.75%, 06/06/2028(c)	1,837,000	1,831,601
AMC East Communities LLC, 6.01%, 01/15/2053(b)	183,721	170,920
Mid-Atlantic Military Family Communities LLC, 5.30%, 08/01/2050(b)	218,120	184,457
OPEC Fund for International Development (The) (Supranational), 4.50%, 01/26/2026(b)	1,730,000	1,700,815
Pacific Beacon LLC
5.38%, 07/15/2026(b)	44,163	43,720
5.51%, 07/15/2036(b)	500,000	468,946
Pershing Square Holdings Ltd.
3.25%, 11/15/2030(b)	1,000,000	780,000
3.25%, 10/01/2031(b)	2,300,000	1,742,926

		7,441,897

Diversified Metals & Mining-0.20%
Corp. Nacional del Cobre de Chile (Chile), 5.13%, 02/02/2033(b)	674,000	665,682
Rio Tinto Finance (USA) PLC (Australia), 5.13%, 03/09/2053(c)	1,299,000	1,304,582

		1,970,264

Diversified REITs-0.11%
Atlantic Marine Corps Communities LLC, 5.34%, 12/01/2050(b)	91,631	80,235
CubeSmart L.P., 2.25%, 12/15/2028	36,000	30,541
Fort Benning Family Communities LLC, 5.81%, 01/15/2051(b)	200,000	183,577
Trust Fibra Uno (Mexico), 4.87%, 01/15/2030(b)	880,000	798,833

		1,093,186

Diversified Support Services-0.12%
Ritchie Bros. Holdings, Inc. (Canada)
6.75%, 03/15/2028(b)	253,000	256,479
7.75%, 03/15/2031(b)(c)	911,000	950,586

		1,207,065

Drug Retail-0.32%
CK Hutchison International (23) Ltd. (United Kingdom)
4.75%, 04/21/2028(b)	1,685,000	1,662,952
4.88%, 04/21/2033(b)	1,575,000	1,552,260

		3,215,212

	Principal Amount	Value

Education Services-0.17%
Grand Canyon University, 3.25%, 10/01/2023	$ 1,235,000	$1,219,562
Johns Hopkins University (The), Series A, 4.71%, 07/01/2032	424,000	424,650

		1,644,212

Electric Utilities-2.17%
American Electric Power Co., Inc.
5.75%, 11/01/2027	381,000	390,665
3.88%, 02/15/2062(d)	444,000	360,475
Commonwealth Edison Co., Series 127, 3.20%, 11/15/2049	30,000	21,224
Duke Energy Carolinas LLC, 5.35%, 01/15/2053	620,000	623,539
Duke Energy Corp., 5.00%, 08/15/2052	496,000	451,353
Duke Energy Indiana LLC, 5.40%, 04/01/2053	837,000	842,302
Electricite de France S.A. (France)
5.70%, 05/23/2028(b)	336,000	338,511
9.13%(b)(d)(e)	957,000	1,008,439
Enel Finance International N.V. (Italy), 6.80%, 10/14/2025(b)(c)	1,072,000	1,095,261
Evergy Metro, Inc., 4.95%, 04/15/2033	428,000	420,427
Exelon Corp., 5.60%, 03/15/2053	711,000	711,004
Florida Power & Light Co., 4.80%, 05/15/2033	466,000	462,226
Georgia Power Co.
4.65%, 05/16/2028(c)	1,217,000	1,196,880
4.95%, 05/17/2033	1,300,000	1,281,944
Mercury Chile Holdco LLC (Chile), 6.50%, 01/24/2027(b)	4,464,000	4,150,368
Metropolitan Edison Co., 5.20%, 04/01/2028(b)	237,000	235,726
National Rural Utilities Cooperative Finance Corp.
5.80%, 01/15/2033(c)	279,000	291,475
7.13%, 09/15/2053(d)	1,207,000	1,218,778
NextEra Energy Capital Holdings, Inc.
6.05%, 03/01/2025	721,000	726,538
4.63%, 07/15/2027	456,000	448,303
Oklahoma Gas and Electric Co., 5.60%, 04/01/2053	417,000	425,737
PECO Energy Co., 4.90%, 06/15/2033	816,000	812,643
Public Service Co. of Colorado, 5.25%, 04/01/2053	647,000	620,296
Public Service Electric and Gas Co., 5.13%, 03/15/2053(c)	408,000	414,030
San Diego Gas & Electric Co., 5.35%, 04/01/2053	1,506,000	1,499,921
Southern Co. (The), 5.70%, 10/15/2032(c)	304,000	313,918
Southwestern Electric Power Co., 5.30%, 04/01/2033	567,000	561,368
Virginia Electric and Power Co., 5.00%, 04/01/2033(c)	616,000	610,759

		21,534,110

See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)–(continued)

July 31, 2023

(Unaudited)

	Principal Amount	Value

Electrical Components & Equipment-0.61%
CenterPoint Energy Houston Electric LLC
Series AI, 4.45%, 10/01/2032	$ 515,000	$494,868
Series AJ, 4.85%, 10/01/2052	390,000	368,311
Regal Rexnord Corp.
6.05%, 04/15/2028(b)	956,000	950,806
6.30%, 02/15/2030(b)	370,000	369,636
6.40%, 04/15/2033(b)	1,547,000	1,544,011
Sensata Technologies B.V.
4.00%, 04/15/2029(b)	2,179,000	1,927,480
5.88%, 09/01/2030(b)(c)	411,000	396,442

		6,051,554

Electronic Manufacturing Services-0.26%
Emerald Debt Merger Sub LLC, 6.63%, 12/15/2030(b)	2,620,000	2,606,900

Environmental & Facilities Services-0.12%
Clean Harbors, Inc., 6.38%, 02/01/2031(b)	639,000	642,631
Republic Services, Inc.
4.88%, 04/01/2029	207,000	206,367
5.00%, 04/01/2034	380,000	377,895

		1,226,893

Financial Exchanges & Data-0.45%
B3 S.A. - Brasil, Bolsa, Balcao (Brazil), 4.13%, 09/20/2031(b)	505,000	432,406
Intercontinental Exchange, Inc.
4.00%, 09/15/2027	230,000	223,123
4.60%, 03/15/2033	227,000	217,942
4.95%, 06/15/2052	315,000	302,501
5.20%, 06/15/2062	751,000	737,565
Moody’s Corp.
3.75%, 02/25/2052	123,000	96,064
3.10%, 11/29/2061	230,000	148,073
Nasdaq, Inc.
5.35%, 06/28/2028	435,000	435,999
5.55%, 02/15/2034	794,000	801,479
5.95%, 08/15/2053	328,000	334,931
6.10%, 06/28/2063	761,000	769,019

		4,499,102

Gas Utilities-0.14%
Piedmont Natural Gas Co., Inc., 5.40%, 06/15/2033	956,000	954,099
Southwest Gas Corp., 5.45%, 03/23/2028	403,000	401,405

		1,355,504

Health Care Distributors-0.06%
McKesson Corp., 5.10%, 07/15/2033	603,000	605,366

Health Care Equipment-0.20%
Becton, Dickinson and Co., 4.69%, 02/13/2028(c)	448,000	443,279
Medtronic Global Holdings S.C.A., 4.25%, 03/30/2028	1,617,000	1,582,108

		2,025,387

Health Care Facilities-0.27%
HCA, Inc., 5.90%, 06/01/2053	1,434,000	1,410,418

	Principal Amount	Value

Health Care Facilities-(continued)
UPMC
5.04%, 05/15/2033	$ 1,006,000	$991,380
5.38%, 05/15/2043	335,000	327,659

		2,729,457

Health Care REITs-0.00%
Healthcare Realty Holdings L.P., 2.00%, 03/15/2031	14,000	10,748

Health Care Services-0.64%
CVS Health Corp.
5.00%, 01/30/2029	1,211,000	1,206,128
5.25%, 01/30/2031(c)	284,000	284,156
5.30%, 06/01/2033(c)	1,436,000	1,435,038
5.88%, 06/01/2053(c)	523,000	530,915
6.00%, 06/01/2063	546,000	555,338
Piedmont Healthcare, Inc.
2.86%, 01/01/2052	1,611,000	1,022,908
Series 2032, 2.04%, 01/01/2032	1,029,000	805,535
Series 2042, 2.72%, 01/01/2042	806,000	546,979

		6,386,997

Highways & Railtracks-0.03%
TransJamaican Highway Ltd. (Jamaica), 5.75%, 10/10/2036(b)	363,998	300,253

Home Improvement Retail-0.42%
Lowe’s Cos., Inc.
5.00%, 04/15/2033(c)	631,000	625,224
5.15%, 07/01/2033	1,102,000	1,101,746
5.75%, 07/01/2053	333,000	338,878
5.80%, 09/15/2062	130,000	129,148
5.85%, 04/01/2063	1,922,000	1,931,275

		4,126,271

Homebuilding-0.03%
Lennar Corp., 4.75%, 11/29/2027	283,000	275,952

Hotels, Resorts & Cruise Lines-0.09%
Marriott International, Inc., 4.90%, 04/15/2029	875,000	858,601

Independent Power Producers & Energy Traders-0.15%
AES Corp. (The), 2.45%, 01/15/2031	32,000	26,110
EnfraGen Energia Sur S.A./EnfraGen Spain S.A./Prime Energia S.p.A. (Colombia), 5.38%, 12/30/2030(b)	1,137,000	752,990
Vistra Corp., 7.00%(b)(d)(e)	796,000	709,156

		1,488,256

Industrial Conglomerates-0.43%
Bidvest Group UK PLC (The) (South Africa), 3.63%, 09/23/2026(b)	931,000	842,550
Honeywell International, Inc.
4.25%, 01/15/2029(c)	1,120,000	1,095,922
5.00%, 02/15/2033	1,164,000	1,183,709
4.50%, 01/15/2034(c)	1,219,000	1,190,517

		4,312,698

Industrial Machinery & Supplies & Components-0.12%
nVent Finance S.a.r.l. (United Kingdom), 5.65%, 05/15/2033(c)	1,256,000	1,233,549

See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)–(continued)

July 31, 2023

(Unaudited)

	Principal Amount	Value

Industrial REITs-0.63%
Prologis L.P.
4.88%, 06/15/2028	$ 935,000	$930,919
2.88%, 11/15/2029	110,000	96,773
4.63%, 01/15/2033	704,000	685,729
4.75%, 06/15/2033	1,633,000	1,588,156
5.13%, 01/15/2034	903,000	903,449
5.25%, 06/15/2053	2,092,000	2,067,469

		6,272,495

Insurance Brokers-0.04%
Marsh & McLennan Cos., Inc., 5.45%, 03/15/2053	385,000	391,252

Integrated Oil & Gas-0.94%
BP Capital Markets America, Inc.
4.81%, 02/13/2033	1,414,000	1,391,657
4.89%, 09/11/2033	866,000	856,179
Ecopetrol S.A. (Colombia), 8.88%, 01/13/2033	2,530,000	2,597,263
Occidental Petroleum Corp., 4.63%, 06/15/2045	960,000	745,104
Petroleos Mexicanos (Mexico)
8.75%, 06/02/2029(c)	2,074,000	1,895,387
6.70%, 02/16/2032	1,323,000	1,020,605
10.00%, 02/07/2033(b)(c)	915,000	852,933

		9,359,128

Integrated Telecommunication Services-0.59%
AT&T, Inc.
6.72% (3 mo. USD LIBOR + 1.18%), 06/12/2024(f)	10,000	10,067
5.40%, 02/15/2034(c)	1,706,000	1,679,029
3.55%, 09/15/2055	14,000	9,429
British Telecommunications PLC (United Kingdom), 4.25%, 11/23/2081(b)(d)	1,870,000	1,662,965
IHS Holding Ltd. (Nigeria)
5.63%, 11/29/2026(b)	771,000	675,990
6.25%, 11/29/2028(b)	586,000	485,419
Level 3 Financing, Inc., 3.75%, 07/15/2029(b)	846,000	555,514
Sitios Latinoamerica S.A.B. de C.V. (Brazil), 5.38%, 04/04/2032(b)	789,000	721,748
Verizon Communications, Inc., 3.88%, 02/08/2029	16,000	15,060

		5,815,221

Interactive Media & Services-0.28%
Match Group Holdings II LLC, 5.63%, 02/15/2029(b)(c)	321,000	305,298
Meta Platforms, Inc.
4.45%, 08/15/2052	542,000	473,308
4.65%, 08/15/2062	555,000	491,340
5.75%, 05/15/2063	1,459,000	1,514,303

		2,784,249

Investment Banking & Brokerage-1.43%
Charles Schwab Corp. (The)
5.64%, 05/19/2029(c)(d)	1,269,000	1,280,928
5.85%, 05/19/2034(c)(d)	1,268,000	1,307,589
Series K, 5.00%(c)(d)(e)	307,000	277,741

	Principal Amount	Value

Investment Banking & Brokerage-(continued)
Goldman Sachs Group, Inc. (The) 5.99% (SOFR + 0.79%), 12/09/2026(f)	$ 189,000	$186,586
2.62%, 04/22/2032(d)	25,000	20,518
3.21%, 04/22/2042(d)	28,000	20,788
Series V, 4.13%(c)(d)(e)	746,000	635,120
Morgan Stanley
5.12%, 02/01/2029(d)	437,000	432,746
5.16%, 04/20/2029(d)	3,442,000	3,407,033
5.45%, 07/20/2029(d)	791,000	792,967
5.25%, 04/21/2034(d)	3,848,000	3,800,011
5.42%, 07/21/2034(c)(d)	1,715,000	1,714,305
5.95%, 01/19/2038(d)	350,000	348,330
3.22%, 04/22/2042(d)	19,000	14,374

		14,239,036

Leisure Products-0.06%
Brunswick Corp., 5.10%, 04/01/2052	731,000	550,040

Life & Health Insurance-1.40%
Delaware Life Global Funding
Series 21-1, 2.66%, 06/29/2026(b)	4,125,000	3,696,449
Series 22-1, 3.31%, 03/10/2025(b)	2,375,000	2,226,943
F&G Annuities & Life, Inc., 7.40%, 01/13/2028(b)	750,000	753,711
MAG Mutual Holding Co., 4.75%, 04/30/2041(b)(h)	3,179,000	2,599,023
MetLife, Inc.
9.25%, 04/08/2038(b)	350,000	404,728
5.25%, 01/15/2054(c)	1,111,000	1,084,097
Pacific Life Global Funding II, 6.06% (SOFR + 0.80%), 03/30/2025(b)(f)	1,378,000	1,379,447
Penn Mutual Life Insurance Co. (The), 3.80%, 04/29/2061(b)	37,000	24,815
Principal Financial Group, Inc.
5.38%, 03/15/2033	784,000	783,966
5.50%, 03/15/2053	1,045,000	992,767

		13,945,946

Managed Health Care-0.72%
Kaiser Foundation Hospitals
Series 2021, 2.81%, 06/01/2041	1,420,000	1,031,982
Series 2021, 3.00%, 06/01/2051	1,757,000	1,219,014
UnitedHealth Group, Inc.
5.25%, 02/15/2028(c)	542,000	554,738
4.25%, 01/15/2029	629,000	613,950
4.00%, 05/15/2029(c)	606,000	583,815
5.30%, 02/15/2030	921,000	945,490
5.35%, 02/15/2033(c)	793,000	822,067
4.50%, 04/15/2033	286,000	278,738
5.05%, 04/15/2053	606,000	596,505
5.20%, 04/15/2063	501,000	494,175

		7,140,474

Movies & Entertainment-0.14%
Warnermedia Holdings, Inc.
5.05%, 03/15/2042	613,000	509,931
5.14%, 03/15/2052	442,000	359,513
5.39%, 03/15/2062	666,000	542,107

		1,411,551

See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)–(continued)

July 31, 2023

(Unaudited)

	Principal Amount	Value

Multi-Family Residential REITs-0.00%
Mid-America Apartments L.P., 2.88%, 09/15/2051	$ 16,000	$10,271

Multi-line Insurance-0.23%
Metropolitan Life Global Funding I, 5.15%, 03/28/2033(b)	1,441,000	1,431,591
New York Life Global Funding, 4.55%, 01/28/2033(b)	905,000	869,294

		2,300,885

Multi-Utilities-0.27%
Ameren Illinois Co., 4.95%, 06/01/2033	738,000	732,920
Dominion Energy, Inc., 5.38%, 11/15/2032(c)	919,000	921,166
NiSource, Inc., 5.25%, 03/30/2028	277,000	277,653
WEC Energy Group, Inc.
5.15%, 10/01/2027	402,000	402,102
4.75%, 01/15/2028	357,000	351,443

		2,685,284

Office REITs-0.85%
Boston Properties L.P.
2.90%, 03/15/2030	399,000	326,162
3.25%, 01/30/2031	251,000	207,098
2.55%, 04/01/2032	475,000	362,030
2.45%, 10/01/2033(c)	478,000	345,984
Brandywine Operating Partnership L.P., 7.55%, 03/15/2028(c)	726,000	668,891
Office Properties Income Trust, 4.25%, 05/15/2024	602,000	567,517
Piedmont Operating Partnership L.P.
9.25%, 07/20/2028	5,790,000	5,948,231
3.15%, 08/15/2030	18,000	13,325

		8,439,238

Oil & Gas Drilling-0.13%
Valaris Ltd., 8.38%, 04/30/2030(b)(c)	1,234,000	1,263,739

Oil & Gas Equipment & Services-0.13%
Enerflex Ltd. (Canada), 9.00%, 10/15/2027(b)	728,000	733,358
Petrofac Ltd. (United Kingdom), 9.75%, 11/15/2026(b)	734,000	569,683

		1,303,041

Oil & Gas Exploration & Production-0.69%
Apache Corp., 7.75%, 12/15/2029	532,000	549,838
Baytex Energy Corp. (Canada), 8.50%, 04/30/2030(b)	854,000	866,153
Civitas Resources, Inc.
8.38%, 07/01/2028(b)	959,000	987,588
8.75%, 07/01/2031(b)	993,000	1,028,996
Murphy Oil Corp., 6.38%, 07/15/2028(c)	592,000	589,939
Rockcliff Energy II LLC, 5.50%, 10/15/2029(b)	1,058,000	969,828
Transocean Titan Financing Ltd., 8.38%, 02/01/2028(b)	740,000	764,816
Uzbekneftegaz JSC (Uzbekistan), 4.75%, 11/16/2028(b)	1,278,000	1,070,747

		6,827,905

	Principal Amount	Value

Oil & Gas Refining & Marketing-0.31%
Cosan Luxembourg S.A. (Brazil), 7.50%, 06/27/2030(b)	$ 1,975,000	$1,987,186
Phillips 66 Co., 5.30%, 06/30/2033(c)	1,089,000	1,089,008

		3,076,194

Oil & Gas Storage & Transportation-1.25%
Cheniere Energy Partners L.P., 5.95%, 06/30/2033(b)	896,000	907,774
Enbridge, Inc. (Canada)
5.77% (SOFR + 0.63%), 02/16/2024(f)	719,000	719,376
5.70%, 03/08/2033	999,000	1,013,204
7.38%, 01/15/2083(d)	631,000	625,661
7.63%, 01/15/2083(d)	512,000	518,605
Energy Transfer L.P.
5.50%, 06/01/2027	261,000	261,005
5.80%, 06/15/2038	4,000	3,849
6.00%, 06/15/2048	4,000	3,808
Genesis Energy L.P./Genesis Energy Finance Corp., 8.88%, 04/15/2030	460,000	459,360
GreenSaif Pipelines Bidco S.a.r.l. (Saudi Arabia)
6.13%, 02/23/2038(b)	770,000	792,938
6.51%, 02/23/2042(b)	970,000	1,005,067
Kinder Morgan, Inc.
7.80%, 08/01/2031	212,000	241,064
4.80%, 02/01/2033	358,000	339,658
5.20%, 06/01/2033(c)	972,000	949,605
5.45%, 08/01/2052(c)	753,000	696,268
MPLX L.P.
5.00%, 03/01/2033	611,000	587,437
4.95%, 03/14/2052(c)	383,000	325,716
Targa Resources Corp., 6.25%, 07/01/2052	306,000	304,239
TMS Issuer S.a.r.l. (Saudi Arabia), 5.78%, 08/23/2032(b)	400,000	410,000
Western Midstream Operating L.P., 6.15%, 04/01/2033(c)	1,149,000	1,166,384
Williams Cos., Inc. (The), 5.65%, 03/15/2033(c)	1,022,000	1,039,091

		12,370,109

Other Specialty Retail-0.04%
Tractor Supply Co., 5.25%, 05/15/2033(c)	426,000	421,360

Packaged Foods & Meats-0.41%
Mars, Inc.
4.55%, 04/20/2028(b)(c)	1,657,000	1,629,985
4.65%, 04/20/2031(b)	815,000	805,089
McCormick & Co., Inc., 4.95%, 04/15/2033(c)	407,000	399,985
Minerva Luxembourg S.A. (Brazil), 4.38%, 03/18/2031(b)	1,465,000	1,196,905

		4,031,964

Paper & Plastic Packaging Products & Materials-0.02%
Berry Global, Inc., 4.88%, 07/15/2026(b)	177,000	171,340

See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)–(continued)

July 31, 2023

(Unaudited)

	Principal Amount	Value

Passenger Airlines-0.58%
American Airlines Pass-Through Trust
Series 2021-1, Class A, 2.88%, 07/11/2034	$ 399,371	$333,623
Series 2021-1, Class B, 3.95%, 07/11/2030	2,130,310	1,849,152
British Airways Pass-Through Trust (United Kingdom)
Series 2019-1, Class AA, 3.30%, 12/15/2032(b)	108,007	94,334
Series 2021-1, Class A, 2.90%, 03/15/2035(b)	853,555	721,470
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.50%, 10/20/2025(b)	335,516	328,962
4.75%, 10/20/2028(b)	229,745	222,547
United Airlines Pass-Through Trust
5.80%, 07/15/2037	2,052,000	2,093,993
Series 2020-1, Class A, 5.88%, 10/15/2027	120,862	120,413

		5,764,494

Personal Care Products-0.48%
Kenvue, Inc.
5.05%, 03/22/2028(b)	546,000	551,064
5.00%, 03/22/2030(b)(c)	1,021,000	1,030,987
4.90%, 03/22/2033(b)	1,548,000	1,559,563
5.10%, 03/22/2043(b)(c)	531,000	533,110
5.05%, 03/22/2053(b)(c)	607,000	610,836
5.20%, 03/22/2063(b)	515,000	520,133

		4,805,693

Pharmaceuticals-1.65%
Eli Lilly and Co., 4.88%, 02/27/2053(c) .	467,000	472,834
Mayo Clinic, Series 2021, 3.20%, 11/15/2061	353,000	242,511
Merck & Co., Inc.
4.05%, 05/17/2028(c)	1,186,000	1,167,116
4.30%, 05/17/2030(c)	2,780,000	2,717,689
4.90%, 05/17/2044	2,261,000	2,241,130
5.00%, 05/17/2053	610,000	612,428
5.15%, 05/17/2063	384,000	388,204
Pfizer Investment Enterprises Pte. Ltd.
4.45%, 05/19/2026	2,975,000	2,939,871
4.45%, 05/19/2028	1,722,000	1,693,386
4.75%, 05/19/2033	1,240,000	1,232,279
5.30%, 05/19/2053	2,643,000	2,717,814

		16,425,262

Property & Casualty Insurance-0.08%
Fairfax Financial Holdings Ltd. (Canada), 3.38%, 03/03/2031	206,000	174,782
Travelers Cos., Inc. (The), 5.45%, 05/25/2053(c)	577,000	602,461

		777,243

Rail Transportation-0.70%
Burlington Northern Santa Fe LLC, 5.20%, 04/15/2054	1,488,000	1,496,405
Canadian Pacific Railway Co. (Canada), 6.13%, 09/15/2115	253,000	259,632
CSX Corp.
6.15%, 05/01/2037	665,000	719,563
4.50%, 11/15/2052	544,000	485,822

	Principal Amount	Value

Rail Transportation-(continued)
Norfolk Southern Corp.
5.05%, 08/01/2030	$ 1,364,000	$1,361,217
5.35%, 08/01/2054	1,245,000	1,237,729
Union Pacific Corp.
4.50%, 01/20/2033(c)	717,000	701,882
5.15%, 01/20/2063	724,000	724,797

		6,987,047

Real Estate Development-0.04%
Agile Group Holdings Ltd. (China)
5.75%, 01/02/2025(b)	208,000	52,749
5.50%, 04/21/2025(b)	874,000	191,606
Logan Group Co. Ltd. (China)
4.25%, 07/12/2025(b)	725,000	67,214
4.50%, 01/13/2028(b)	250,000	23,785
Sino-Ocean Land Treasure Finance I Ltd. (China), 6.00%, 07/30/2024(b)	530,000	66,846

		402,200

Regional Banks-0.90%
Citizens Financial Group, Inc.
4.30%, 12/03/2025	270,000	254,311
2.50%, 02/06/2030	18,000	14,434
5.64%, 05/21/2037(d)	481,000	432,679
Series G, 4.00%(d)(e)	1,481,000	1,149,626
M&T Bank Corp., 5.05%, 01/27/2034(c)(d)	665,000	625,535
Morgan Stanley Bank N.A., 4.75%, 04/21/2026	1,048,000	1,035,609
Truist Financial Corp.
6.05%, 06/08/2027(d)	1,296,000	1,299,133
4.87%, 01/26/2029(d)	715,000	691,720
4.92%, 07/28/2033(d)	936,000	857,444
6.12%, 10/28/2033(d)	518,000	531,525
5.12%, 01/26/2034(c)(d)	679,000	649,313
5.87%, 06/08/2034(d)	1,391,000	1,404,026

		8,945,355

Reinsurance-0.41%
Global Atlantic Fin Co., 4.70%, 10/15/2051(b)(d)	1,648,000	1,189,209
RenaissanceRe Holdings Ltd. (Bermuda), 5.75%, 06/05/2033	2,915,000	2,878,473

		4,067,682

Restaurants-0.20%
Arcos Dorados B.V. (Brazil), 6.13%, 05/27/2029(b)	1,363,000	1,320,233
McDonald’s Corp., 5.15%, 09/09/2052(c)	639,000	633,333

		1,953,566

Retail REITs-0.05%
Agree L.P., 2.00%, 06/15/2028	28,000	23,429
Kimco Realty OP LLC, 2.70%, 10/01/2030	14,000	11,613
Kite Realty Group Trust, 4.75%, 09/15/2030	36,000	32,976
Realty Income Corp.
2.20%, 06/15/2028	16,000	13,925
5.63%, 10/13/2032	360,000	365,996

See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)–(continued)

July 31, 2023

(Unaudited)

	Principal Amount	Value

Retail REITs-(continued)
Spirit Realty L.P.
2.10%, 03/15/2028	$ 20,000	$17,068
2.70%, 02/15/2032	25,000	19,276

		484,283

Self-Storage REITs-0.35%
Extra Space Storage L.P., 5.70%, 04/01/2028	393,000	395,476
Public Storage
5.13%, 01/15/2029	301,000	302,802
5.10%, 08/01/2033	1,724,000	1,726,284
5.35%, 08/01/2053	1,034,000	1,034,350

		3,458,912

Semiconductors-0.18%
Broadcom, Inc., 3.19%, 11/15/2036(b)	37,000	28,003
Foundry JV Holdco LLC, 5.88%, 01/25/2034(b)	1,792,000	1,776,105
Micron Technology, Inc., 4.98%, 02/06/2026	4,000	3,948
Skyworks Solutions, Inc., 1.80%, 06/01/2026	9,000	8,069

		1,816,125

Single-Family Residential REITs-0.76%
American Homes 4 Rent L.P., 2.38%, 07/15/2031	12,000	9,594
Invitation Homes Operating Partnership L.P.
5.45%, 08/15/2030	3,824,000	3,780,636
5.50%, 08/15/2033	3,745,000	3,698,749
Sun Communities Operating L.P., 2.70%, 07/15/2031	17,000	13,555

		7,502,534

Sovereign Debt-1.31%
Colombia Government International Bond (Colombia)
8.00%, 04/20/2033(c)	939,000	986,931
7.50%, 02/02/2034	650,000	658,048
Ghana Government International Bond (Ghana), 7.75%, 12/31/2049(b)	1,119,000	513,342
Mexico Government International Bond (Mexico)
6.35%, 02/09/2035	620,000	652,286
6.34%, 05/04/2053(c)	3,341,000	3,414,607
Oman Government International Bond (Oman), 6.25%, 01/25/2031(b)	795,000	818,531
Panama Government International Bond (Panama), 6.85%, 03/28/2054(c)	520,000	545,616
Paraguay Government International Bond (Paraguay), 5.40%, 03/30/2050(b)	1,200,000	1,040,428
Perusahaan Penerbit SBSN Indonesia III (Indonesia), 3.55%, 06/09/2051(b)	1,886,000	1,461,297
Philippine Government International Bond (Philippines), 5.50%, 01/17/2048(c)	387,000	403,369
Qatar Government International Bond (Qatar), 3.38%, 03/14/2024(b)	200,000	197,186

	Principal Amount	Value

Sovereign Debt-(continued)
Romanian Government International Bond (Romania)
6.63%, 02/17/2028(b)	$ 932,000	$968,071
7.13%, 01/17/2033(b)	1,258,000	1,355,291

		13,015,003

Specialized Finance-0.08%
Blackstone Private Credit Fund, 1.75%, 09/15/2024	136,000	128,566
Mitsubishi HC Capital, Inc. (Japan), 3.64%, 04/13/2025(b)(c)	666,000	640,019

		768,585

Specialty Chemicals-0.13%
Braskem Idesa S.A.P.I. (Mexico)
7.45%, 11/15/2029(b)	289,000	198,789
6.99%, 02/20/2032(b)	1,647,000	1,063,437

		1,262,226

Steel-0.22%
ArcelorMittal S.A. (Luxembourg), 6.55%, 11/29/2027(c)	706,000	730,311
POSCO (South Korea)
5.63%, 01/17/2026(b)(c)	774,000	774,177
5.75%, 01/17/2028(b)(c)	639,000	646,607

		2,151,095

Systems Software-0.40%
Oracle Corp.
6.25%, 11/09/2032	1,620,000	1,713,824
4.90%, 02/06/2033	1,022,000	989,302
6.90%, 11/09/2052	677,000	759,121
5.55%, 02/06/2053	559,000	536,513

		3,998,760

Technology Hardware, Storage & Peripherals-0.07%
Apple, Inc., 2.80%, 02/08/2061	108,000	72,418
Leidos, Inc., 5.75%, 03/15/2033	629,000	630,176

		702,594

Telecom Tower REITs-0.14%
SBA Communications Corp.
3.88%, 02/15/2027	1,190,000	1,097,384
3.13%, 02/01/2029	357,000	301,307

		1,398,691

Tobacco-1.02%
B.A.T Capital Corp. (United Kingdom)
7.08%, 08/02/2043	875,000	875,000
7.08%, 08/02/2053	587,000	587,000
Philip Morris International, Inc.
4.88%, 02/15/2028	2,548,000	2,523,756
5.13%, 02/15/2030	2,823,000	2,806,499
5.75%, 11/17/2032	178,000	182,123
5.38%, 02/15/2033	3,150,000	3,142,951

		10,117,329

Trading Companies & Distributors-0.38%
Aircastle Ltd., 4.40%, 09/25/2023	22,000	21,936
Avolon Holdings Funding Ltd. (Ireland)
4.25%, 04/15/2026(b)	32,000	30,094
6.38%, 05/04/2028(b)	1,329,000	1,325,359
GATX Corp., 4.90%, 03/15/2033(c)	405,000	383,153

See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)–(continued)

July 31, 2023

(Unaudited)

	Principal Amount	Value

Trading Companies & Distributors-(continued)
Triton Container International Ltd. (Bermuda)
2.05%, 04/15/2026(b)	$ 470,000	$415,002
3.15%, 06/15/2031(b)	2,062,000	1,589,000

		3,764,544

Transaction & Payment Processing Services-0.16%
Fidelity National Information Services, Inc., 3.10%, 03/01/2041	16,000	11,410
Mastercard, Inc., 4.85%, 03/09/2033	1,529,000	1,557,396
PayPal Holdings, Inc., 2.85%, 10/01/2029	5,000	4,456

		1,573,262

Wireless Telecommunication Services-0.41%
T-Mobile USA, Inc.
5.05%, 07/15/2033	843,000	825,320
3.40%, 10/15/2052	261,000	183,478
5.65%, 01/15/2053	1,226,000	1,232,865
VEON Holdings B.V. (Netherlands), 3.38%, 11/25/2027(b)	556,000	397,540
Vodafone Group PLC (United Kingdom)
4.13%, 06/04/2081(d)	882,000	702,131
5.13%, 06/04/2081(d)	1,011,000	736,117

		4,077,451

Total U.S. Dollar Denominated Bonds & Notes (Cost $511,327,434)		492,440,081

U.S. Government Sponsored Agency Mortgage-Backed Securities-21.96%
Collateralized Mortgage Obligations-0.46%
Freddie Mac Military Housing Bonds Resecuritization Trust Ctfs., Series 2015-R1, Class B1, 5.25%, 11/25/2055(b)(i)	908,523	849,288
Freddie Mac Multifamily Structured Pass-Through Ctfs.
Series 2013-K035, Class X1, IO, 0.57%, 08/25/2023(j)	1,263,017	13
Series 2014-K036, Class X1, IO, 0.77%, 10/25/2023(j)	4,325,241	2,274
Series 2014-K037, Class X1, IO, 0.92%, 01/25/2024(j)	4,881,400	11,231
Series 2015-K042, Class X1, IO, 1.02%, 12/25/2024(j)	4,070,743	46,098
Series 2017-K066, Class AM, 3.20%, 06/25/2027	250,000	233,662
Series 2017-KGX1, Class AFX, 3.00%, 10/25/2027	1,000,000	926,168
Series 2018-K074, Class AM, 3.60%, 02/25/2028	1,000,000	947,525
Series 2018-K154, Class A3, 3.46%, 11/25/2032	1,000,000	911,547
Series K038, Class X1, IO, 1.07%, 03/25/2024(j)	3,782,967	16,344
Seasoned Credit Risk Transfer Trust
Series 2017-3, Class HT, 3.25%, 07/25/2056(k)	264,714	233,485
Series 2017-4, Class HT, 3.25%, 06/25/2057(k)	401,650	358,654

		4,536,289

	Principal Amount	Value

Federal Home Loan Mortgage Corp. (FHLMC)-0.26%
0.00%, 12/14/2029(l)	$ 150,000	$114,392
3.55%, 10/01/2033	463,788	421,837
3.00%, 10/01/2034	242,950	227,116
4.00%, 11/01/2048 to 07/01/2049	261,974	249,012
3.50%, 08/01/2049	1,736,926	1,594,251

		2,606,608

Federal National Mortgage Association (FNMA)-0.89%
2.82%, 10/01/2029	484,839	438,938
2.90%, 11/01/2029	494,164	446,564
3.08%, 10/01/2032	750,000	668,770
3.31%, 01/01/2033	991,672	914,060
2.50%, 10/01/2034 to 12/01/2034	2,208,959	2,022,131
3.50%, 05/01/2047 to 06/01/2047	1,664,472	1,540,109
4.00%, 11/01/2047	73,640	70,166
3.00%, 09/01/2049 to 10/01/2049	3,052,365	2,709,811

		8,810,549

Government National Mortgage Association (GNMA)-4.65%
4.00%, 07/20/2049	44,237	42,057
TBA, 2.00%, 08/01/2053(m)	6,645,000	5,556,881
TBA, 2.50%, 08/01/2053(m)	5,400,000	4,656,340
TBA, 4.50%, 08/01/2053(m)	20,713,000	19,925,744
TBA, 5.50%, 08/01/2053(m)	16,111,000	16,011,565

		46,192,587

Uniform Mortgage-Backed Securities-15.70%
TBA, 1.50%, 08/01/2038(m)	8,760,000	7,538,048
TBA, 2.00%, 08/01/2038 to 08/01/2053(m)	30,491,850	25,041,223
TBA, 2.50%, 08/01/2053(m)	17,400,000	14,664,598
TBA, 3.50%, 08/01/2053(m)	22,000,000	19,935,352
TBA, 4.00%, 08/01/2053(m)	9,249,000	8,635,170
TBA, 4.50%, 08/01/2053(m)	9,249,000	8,855,556
TBA, 5.00%, 08/01/2053(m)	42,563,000	41,580,394
TBA, 5.50%, 08/01/2053(m)	30,000,000	29,793,750

		156,044,091

Total U.S. Government Sponsored Agency Mortgage- Backed Securities (Cost $219,424,125)		218,190,124

Asset-Backed Securities-17.40%
AMSR Trust, Series 2021-SFR3, Class B, 1.73%, 10/17/2038(b)	4,460,000	3,918,410
Angel Oak Mortgage Trust
Series 2020-1, Class A1, 2.16%, 12/25/2059(b)(i)	70,102	65,659
Series 2020-3, Class A1, 1.69%, 04/25/2065(b)(i)	235,287	214,459
Series 2020-5, Class A1, 1.37%, 05/25/2065(b)(i)	267,979	246,430
Series 2021-3, Class A1, 1.07%, 05/25/2066(b)(i)	1,154,991	947,633
Series 2022-1, Class A1, 2.88%, 12/25/2066(b)(k)	2,647,943	2,344,887
Avis Budget Rental Car Funding (AESOP) LLC
Series 2023-1A, Class A, 5.25%, 04/20/2029(b)	718,000	701,733
Series 2023-4A, Class A, 5.49%, 06/20/2029(b)	2,738,000	2,700,607

See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)–(continued)

July 31, 2023

(Unaudited)

	Principal Amount	Value

Bain Capital Credit CLO Ltd. (Cayman Islands), Series 2017-2A, Class AR2, 6.79% (3 mo. Term SOFR + 1.44%), 07/25/2034(b)(f)	$ 3,000,000	$2,978,862
Bayview MSR Opportunity Master Fund Trust
Series 2021-4, Class A3, 3.00%, 10/25/2051(b)(i)	1,724,531	1,447,883
Series 2021-4, Class A4, 2.50%, 10/25/2051(b)(i)	1,724,531	1,392,054
Series 2021-4, Class A8, 2.50%, 10/25/2051(b)(i)	1,612,375	1,387,278
Series 2021-5, Class A1, 3.00%, 11/25/2051(b)(i)	1,926,844	1,617,741
Series 2021-5, Class A2, 2.50%, 11/25/2051(b)(i)	2,351,185	1,897,893
Bear Stearns Asset Backed Securities I Trust, Series 2006-HE9, Class 2A, 5.69% (1 mo. Term SOFR + 0.39%), 11/25/2036(f)	120,809	117,073
Benchmark Mortgage Trust
Series 2018-B3, Class C, 4.53%, 04/10/2051(i)	2,500,000	1,942,954
Series 2019-B14, Class C, 3.77%, 12/15/2062(i)	930,000	688,628
Series 2019-B15, Class B, 3.56%, 12/15/2072	2,000,000	1,538,167
BRAVO Residential Funding Trust
Series 2021-NQM2, Class A1, 0.97%, 03/25/2060(b)(i)	354,419	331,043
Series 2021-NQM2, Class A2, 1.28%, 03/25/2060(b)(i)	1,163,893	1,090,529
BX Commercial Mortgage Trust
Series 2021-VOLT, Class C, 6.44% (1 mo. Term SOFR + 1.21%), 09/15/2036(b)(f)	3,005,000	2,878,478
Series 2021-VOLT, Class D, 6.99% (1 mo. Term SOFR + 1.76%), 09/15/2036(b)(f)	8,799,000	8,420,793
BX Trust
Series 2021-LGCY, Class B, 6.19% (1 mo. Term SOFR + 0.97%), 10/15/2036(b)(f)	10,000,000	9,688,799
Series 2022-LBA6, Class A, 6.22% (1 mo. Term SOFR + 1.00%), 01/15/2039(b)(f)	2,085,000	2,046,856
Series 2022-LBA6, Class B, 6.52% (1 mo. Term SOFR + 1.30%), 01/15/2039(b)(f)	1,285,000	1,257,981
Series 2022-LBA6, Class C, 6.82% (1 mo. Term SOFR + 1.60%), 01/15/2039(b)(f)	690,000	670,553
Chase Home Lending Mortgage Trust, Series 2019-ATR2, Class A3, 3.50%, 07/25/2049(b)(i)	85,532	76,070
CIFC Funding Ltd. (Cayman Islands)
Series 2014-5A, Class A1R2, 6.77% (3 mo. Term SOFR + 1.46%), 10/17/2031(b)(f)	1,281,000	1,279,550
Series 2016-1A, Class ARR, 6.68% (3 mo. Term SOFR + 1.34%), 10/21/2031(b)(f)	957,000	951,206

	Principal Amount	Value

Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class B, 4.18%, 07/10/2047(i)	$ 184,000	$172,115
Citigroup Mortgage Loan Trust, Series 2021-INV3, Class A3, 2.50%, 05/25/2051(b)(i)	1,759,381	1,420,185
COLT Mortgage Loan Trust
Series 2020-2, Class A1, 1.85%, 03/25/2065(b)(i)	6,829	6,784
Series 2022-1, Class A1, 2.28%, 12/27/2066(b)(i)	1,497,201	1,285,594
Series 2022-2, Class A1, 2.99%, 02/25/2067(b)(k)	1,580,802	1,406,744
Credit Suisse Mortgage Capital Ctfs., Series 2020-SPT1, Class A1, 1.62%, 04/25/2065(b)(k)	33,510	33,100
Credit Suisse Mortgage Capital Trust
Series 2021-NQM1, Class A1, 0.81%, 05/25/2065(b)(i)	491,117	414,631
Series 2021-NQM2, Class A1, 1.18%, 02/25/2066(b)(i)	261,699	219,633
Series 2022-ATH1, Class A1A, 2.87%, 01/25/2067(b)(i)	2,083,219	1,917,764
Series 2022-ATH1, Class A1B, 3.35%, 01/25/2067(b)(i)	1,160,000	1,018,253
CSAIL Commercial Mortgage Trust, Series 2020-C19, Class A3, 2.56%, 03/15/2053	1,459,000	1,212,669
Domino’s Pizza Master Issuer LLC, Series 2019-1A, Class A2, 3.67%, 10/25/2049(b)	1,930,000	1,688,107
Dryden 93 CLO Ltd. (Cayman Islands), Series 2021-93A, Class A1A, 6.65% (3 mo. Term SOFR + 1.34%), 01/15/2034(b)(f)	532,495	529,645
DT Auto Owner Trust, Series 2019-3A, Class D, 2.96%, 04/15/2025(b)	74,160	73,691
Ellington Financial Mortgage Trust
Series 2019-2, Class A1, 2.74%, 11/25/2059(b)(i)	202,450	188,107
Series 2020-1, Class A1, 2.01%, 05/25/2065(b)(i)	28,615	27,407
Series 2021-1, Class A1, 0.80%, 02/25/2066(b)(i)	268,913	225,200
Series 2022-1, Class A1, 2.21%, 01/25/2067(b)(i)	1,399,794	1,164,696
Extended Stay America Trust, Series 2021-ESH, Class B, 6.72% (1 mo. Term SOFR + 1.49%), 07/15/2038(b)(f)	667,772	655,302
Flagstar Mortgage Trust
Series 2021-11IN, Class A6, 3.70%, 11/25/2051(b)(i)	2,910,848	2,498,842
Series 2021-8INV, Class A6, 2.50%, 09/25/2051(b)(i)	1,053,597	903,028
GCAT Trust, Series 2019-NQM3, Class A1, 2.69%, 11/25/2059(b)(i)	277,475	257,778
GoldenTree Loan Management US CLO 1 Ltd. (Cayman Islands), Series 2021-9A, Class A, 6.66% (3 mo. Term SOFR + 1.33%), 01/20/2033(b)(f)	4,000,000	3,981,012

See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)–(continued)

July 31, 2023

(Unaudited)

	Principal Amount	Value

GoldenTree Loan Management US CLO 2 Ltd. (Cayman Islands), Series 2017-2A, Class AR, 6.50% (3 mo. Term SOFR + 1.17%), 11/20/2030(b)(f)	$ 2,139,271	$2,132,325
GoldenTree Loan Management US CLO 5 Ltd. (Cayman Islands), Series 2019-5A, Class AR, 6.66% (3 mo. Term SOFR + 1.33%), 10/20/2032(b)(f)	5,000,000	4,984,765
Golub Capital Partners CLO 40(A) Ltd. (Cayman Islands), Series 2019-40A, Class AR, 6.70% (3 mo. Term SOFR + 1.35%), 01/25/2032(b)(f)	8,000,000	7,914,072
GS Mortgage Securities Trust
Series 2013-GC14, Class B, 4.55%, 08/10/2046(b)(i)	229,982	221,027
Series 2020-GC45, Class A5, 2.91%, 02/13/2053	1,560,000	1,348,235
Series 2020-GC47, Class A5, 2.38%, 05/12/2053	1,530,000	1,270,074
GS Mortgage-Backed Securities Trust, Series 2021-INV1, Class A6, 2.50%, 12/25/2051(b)(i)	3,997,976	3,439,479
Hertz Vehicle Financing III L.P.
Series 2021-2A, Class A, 1.68%, 12/27/2027(b)	539,000	472,500
Series 2021-2A, Class B, 2.12%, 12/27/2027(b)	286,000	251,211
Hertz Vehicle Financing LLC, Series 2021-1A, Class B, 1.56%, 12/26/2025(b)	175,000	164,527
IP Lending III Ltd. (Cayman Islands), Series 2022-3A, Class SNR, 3.38%, 11/02/2026(b)(h)	1,474,000	1,270,293
IP Lending VII Ltd. (Bermuda), Series 2022-7A, Class SNR, 8.00%, 10/11/2027(b)(h)	2,746,000	2,746,000
JP Morgan Mortgage Trust, Series 2021-LTV2, Class A1, 2.52%, 05/25/2052(b)(i)	2,335,021	1,902,816
JPMDB Commercial Mortgage Securities Trust, Series 2020-COR7, Class C, 3.72%, 05/13/2053(i)	2,908,000	1,738,284
KKR CLO 30 Ltd. (Cayman Islands), Series 30A, Class A1R, 6.59% (3 mo. Term SOFR + 1.28%), 10/17/2031(b)(f)	5,000,000	4,975,580
Life Mortgage Trust
Series 2021-BMR, Class B, 6.22% (1 mo. Term SOFR + 0.99%), 03/15/2038(b)(f)	1,213,968	1,186,454
Series 2021-BMR, Class C, 6.44% (1 mo. Term SOFR + 1.21%), 03/15/2038(b)(f)	491,485	477,992
Med Trust, Series 2021-MDLN, Class A, 6.29% (1 mo. Term SOFR + 1.06%), 11/15/2038(b)(f)	1,353,504	1,322,575

	Principal Amount	Value

Mello Mortgage Capital Acceptance Trust
Series 2021-INV2, Class A4, 2.50%, 08/25/2051(b)(i)	$ 1,042,822	$896,655
Series 2021-INV3, Class A4, 2.50%, 10/25/2051(b)(i)	1,095,673	940,319
MFA Trust
Series 2021-AEI1, Class A3, 2.50%, 08/25/2051(b)(i)	3,135	2,530
Series 2021-INV2, Class A1, 1.91%, 11/25/2056(b)(i)	4,209,485	3,547,034
MHP Commercial Mortgage Trust, Series 2021-STOR, Class B, 6.24% (1 mo. Term SOFR + 1.01%), 07/15/2038(b)(f)	615,000	600,706
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class B, 4.52%, 10/15/2048(i)	1,032,000	950,069
Morgan Stanley Capital I Trust, Series 2019-L3, Class AS, 3.49%, 11/15/2052	1,580,000	1,354,911
Neuberger Berman Loan Advisers CLO 40 Ltd. (Cayman Islands), Series 2021-40A, Class A, 6.63% (3 mo. Term SOFR + 1.32%), 04/16/2033(b)(f)	1,023,000	1,018,928
New Residential Mortgage Loan Trust
Series 2019-NQM4, Class A1, 2.49%, 09/25/2059(b)(i)	152,957	141,882
Series 2020-NQM1, Class A1, 2.46%, 01/26/2060(b)(i)	499,289	453,133
Series 2022-NQM2, Class A1, 3.08%, 03/27/2062(b)(i)	1,485,967	1,325,654
OBX Trust
Series 2022-NQM1, Class A1, 2.31%, 11/25/2061(b)(i)	1,746,224	1,469,510
Series 2022-NQM2, Class A1, 2.95%, 01/25/2062(b)(i)	2,274,584	2,036,803
Series 2022-NQM2, Class A1A, 2.78%, 01/25/2062(b)(k)	1,443,621	1,311,364
Series 2022-NQM2, Class A1B, 3.38%, 01/25/2062(b)(k)	1,415,000	1,204,449
Oceanview Mortgage Trust, Series 2021-3, Class A5, 2.50%, 07/25/2051(b)(i)	1,151,670	993,005
OCP CLO Ltd. (Cayman Islands)
Series 2017-13A, Class A1AR, 6.53% (3 mo. Term SOFR + 1.22%), 07/15/2030(b)(f)	2,955,342	2,942,971
Series 2020-8RA, Class A1, 6.79% (3 mo. Term SOFR + 1.48%), 01/17/2032(b)(f)	1,730,000	1,721,155
Octagon Investment Partners 31 Ltd. (Cayman Islands), Series 2017-1A, Class AR, 6.64% (3 mo. Term SOFR + 1.31%), 07/20/2030(b)(f)	3,495,128	3,483,936
Octagon Investment Partners 49 Ltd. (Cayman Islands), Series 2020-5A, Class A1, 6.79% (3 mo. Term SOFR + 1.48%), 01/15/2033(b)(f)	3,000,000	2,992,824

See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)–(continued)

July 31, 2023

(Unaudited)

	Principal Amount	Value

One Bryant Park Trust, Series 2019- OBP, Class A, 2.52%, 09/15/2054(b)	$457,000	$373,439
Onslow Bay Mortgage Loan Trust, Series 2021-NQM4, Class A1, 1.96%, 10/25/2061(b)(i)	1,898,585	1,534,138
PPM CLO 3 Ltd. (United Kingdom), Series 2019-3A, Class AR, 6.66% (3 mo. Term SOFR + 1.35%), 04/17/2034(b)(f)	250,000	244,863
Race Point VIII CLO Ltd. (Cayman Islands), Series 2013-8A, Class AR2, 6.42% (3 mo. USD LIBOR + 1.04%), 02/20/2030(b)(f)	586,244	584,711
Residential Mortgage Loan Trust
Series 2019-3, Class A1, 2.63%, 09/25/2059(b)(i)	11,700	11,324
Series 2020-1, Class A1, 2.38%, 01/26/2060(b)(i)	43,749	41,594
SG Residential Mortgage Trust, Series 2022-1, Class A1, 3.17%, 03/27/2062(b)(i)	2,637,616	2,335,191
Sonic Capital LLC
Series 2020-1A, Class A2I, 3.85%, 01/20/2050(b)	1,580,517	1,442,128
Series 2021-1A, Class A2I, 2.19%, 08/20/2051(b)	1,806,267	1,464,540
Series 2021-1A, Class A2II, 2.64%, 08/20/2051(b)	1,845,533	1,380,577
STAR Trust, Series 2021-1, Class A1, 1.22%, 05/25/2065(b)(i)	934,397	805,599
Starwood Mortgage Residential Trust
Series 2020-1, Class A1, 2.28%, 02/25/2050(b)(i)	13,716	12,749
Series 2020-INV1, Class A1, 1.03%, 11/25/2055(b)(i)	575,153	512,577
Series 2021-6, Class A1, 1.92%, 11/25/2066(b)(i)	2,458,247	2,006,513
Series 2022-1, Class A1, 2.45%, 12/25/2066(b)(i)	1,853,996	1,574,577
Store Master Funding I-VII, Series 2016-1A, Class A2, 4.32%, 10/20/2046(b)	438,731	402,275
Taco Bell Funding LLC, Series 2016-1A, Class A23, 4.97%, 05/25/2046(b)	141,000	136,071
Textainer Marine Containers VII Ltd. (China), Series 2021-2A, Class A, 2.23%, 04/20/2046(b)	1,320,200	1,134,558
TierPoint Issuer LLC, Series 2023-1A, Class A2, 6.00%, 06/25/2053(b)	2,865,000	2,738,006
Tricon American Homes Trust, Series 2020-SFR2, Class A, 1.48%, 11/17/2039(b)	1,021,947	858,990
Verus Securitization Trust
Series 2020-INV1, Class A1, 0.33%, 03/25/2060(b)(i)	26,476	25,890
Series 2021-1, Class A1B, 1.32%, 01/25/2066(b)(i)	953,971	812,616
Series 2021-2, Class A1, 1.03%, 02/25/2066(b)(i)	1,297,151	1,094,512
Series 2021-7, Class A1, 1.83%, 10/25/2066(b)(i)	1,838,362	1,572,043

	Principal Amount	Value

Series 2021-R1, Class A1, 0.82%, 10/25/2063(b)(i)	$792,433	$710,321
Series 2022-1, Class A1, 2.72%, 01/25/2067(b)(k)	1,449,863	1,278,185
Visio Trust, Series 2020-1R, Class A1, 1.31%, 11/25/2055(b)	206,827	183,897
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class XA, IO, 1.40%, 01/15/2059(j)	1,307,412	36,513
Wendy’s Funding LLC, Series 2019-1A, Class A2II, 4.08%, 06/15/2049(b)	452,500	408,158
WFRBS Commercial Mortgage Trust, Series 2014-C23, Class B, 4.39%, 10/15/2057(i)	307,000	283,668
Zaxby’s Funding LLC, Series 2021-1A, Class A2, 3.24%, 07/30/2051(b)	4,214,000	3,508,556

Total Asset-Backed Securities (Cost $192,227,909)		172,855,322

U.S. Treasury Securities-16.41%
U.S. Treasury Bills-0.44%
4.79%-4.83%, 04/18/2024(n)(o)	4,487,000	4,320,744

U.S. Treasury Bonds-5.19%
3.88%, 05/15/2043	1,780,100	1,701,942
3.63%, 02/15/2053	53,491,700	49,906,085

		51,608,027

U.S. Treasury Notes-10.78%
4.63%, 06/30/2025	143,900	143,113
4.75%, 07/31/2025	4,547,000	4,537,231
4.50%, 07/15/2026	3,665,700	3,664,984
4.13%, 07/31/2028	54,923,200	54,828,801
3.75%, 06/30/2030	905,600	887,912
4.00%, 07/31/2030	344,200	342,882
3.38%, 05/15/2033	44,761,200	42,701,486

		107,106,409

Total U.S. Treasury Securities (Cost $164,524,212)		163,035,180

Agency Credit Risk Transfer Notes-0.72%
Fannie Mae Connecticut Avenue Securities
Series 2019-R03, Class 1M2, 7.33% (30 Day Average SOFR + 2.26%), 09/25/2031(b)(f)(p)	2,893	2,893
Series 2022-R03, Class 1M1, 7.17% (30 Day Average SOFR + 2.10%), 03/25/2042(b)(f)(p)	2,100,186	2,114,820
Series 2022-R04, Class 1M1, 7.07% (30 Day Average SOFR + 2.00%), 03/25/2042(b)(f)(p)	1,041,296	1,048,883
Series 2023-R02, Class 1M1, 7.37% (30 Day Average SOFR + 2.30%), 01/25/2043(b)(f)(p)	672,005	682,434
Freddie Mac
Series 2020-DNA5, Class M2, STACR®, 7.87% (30 Day Average SOFR + 2.80%), 10/25/2050(b)(f)(q)	295,794	300,134
Series 2022-DNA3, Class M1A, STACR®, 7.07% (30 Day Average SOFR + 2.00%), 04/25/2042(b)(f)(q)	1,469,629	1,475,292

See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)–(continued)

July 31, 2023

(Unaudited)

	Principal Amount	Value

Series 2022-HQA3, Class M1, STACR®, 7.37% (30 Day Average SOFR + 2.30%), 08/25/2042(b)(f)(q)	$ 905,910	$920,438
Series 2023-DNA1, Class M1, STACR®, 7.17% (30 Day Average SOFR + 2.10%), 03/25/2043(b)(f)(q)	568,785	575,584

Total Agency Credit Risk Transfer Notes (Cost $7,056,978)		7,120,478

Municipal Obligations-0.33%
California (State of) Health Facilities
Financing Authority (Social Bonds)
Series 2022, RB, 4.19%, 06/01/2037	735,000	667,072
Series 2022, RB, 4.35%, 06/01/2041	590,000	530,696
California State University
Series 2021 B, Ref. RB, 2.72%, 11/01/2052	695,000	466,988
Series 2021 B, Ref. RB, 2.94%, 11/01/2052	1,040,000	708,088
Illinois (State of), Series 2010-1, GO Bonds, (INS - AGM), 6.63%, 02/01/2035(r)	184,615	193,267
Los Angeles (City of), CA Department of Water & Power, Series 2010, RB, 6.57%, 07/01/2045	255,000	301,643
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2020 C, Ref. RB, 3.03%, 08/15/2041	580,000	417,474

Total Municipal Obligations(s) (Cost $4,207,664)		3,285,228

U.S. Government Sponsored Agency Securities-0.26%
Fannie Mae STRIPS
0.00%, 05/15/2029(l)	450,000	351,151
0.00%, 01/15/2030(l)	1,300,000	982,929
0.00%, 05/15/2030(l)	850,000	631,522
Freddie Mac STRIPS, 0.00%, 09/15/2030(l)	350,000	261,200
Tennessee Valley Authority
5.38%, 04/01/2056	100,000	107,439
4.25%, 09/15/2065	250,000	219,346

Total U.S. Government Sponsored Agency Securities (Cost $2,480,155)		2,553,587

	Shares

Preferred Stocks-0.23%
Diversified Banks-0.20%
Citigroup, Inc.
Series U, Pfd., 5.00%(c)(d)	1,196,000	1,135,718
Series W, Pfd., 4.00%(d)	691,000	621,859
Wells Fargo & Co., Class A, Series L, Conv. Pfd., 7.50%	232	273,526

		2,031,103

	Shares	Value

Diversified Financial Services-0.03%
Equitable Holdings, Inc., Series B, Pfd., 4.95%(c)(d)	269,000	$261,578

Life & Health Insurance-0.00%
MetLife, Inc., Series G, Pfd., 3.85%(d)	30,000	28,107

Total Preferred Stocks (Cost $2,488,253)		2,320,788

Exchange-Traded Funds-0.05%
Invesco High Yield Select ETF(c)(t)	10,000	250,314
Invesco Short Duration Bond ETF(c)(t)	12,000	296,402

Total Exchange-Traded Funds (Cost $547,935)		546,716

	Principal Amount

Non-U.S. Dollar Denominated Bonds & Notes-0.01%(u)
Sovereign Debt-0.01%
Ukraine Government International Bond
(Ukraine), 4.38%, 01/27/2032(b)(g) (Cost $342,233)	EUR 309,000	97,096

	Shares

Common Stocks & Other Equity Interests-0.00%
Agricultural Products & Services-0.00%
Locus Agriculture Solutions, Inc., Wts.,expiring 12/31/2032(h)(v) (Cost $0)	14	0

Options Purchased-0.05% (Cost $580,367)†		551,700

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-106.99% (Cost $1,105,207,265)		1,062,996,300

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-8.18%
Invesco Private Government Fund, 5.24%(t)(w)(x)	22,751,235	22,751,235
Invesco Private Prime Fund, 5.38%(t)(w)(x)	58,503,175	58,503,175

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $81,252,778)		81,254,410

TOTAL INVESTMENTS IN SECURITIES-115.17% (Cost $1,186,460,043)		1,144,250,710
OTHER ASSETS LESS LIABILITIES-(15.17)%		(150,756,347)

NET ASSETS-100.00%		$993,494,363

See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)–(continued)

July 31, 2023

(Unaudited)

Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
CLO	-Collateralized Loan Obligation
Conv.	-Convertible
Ctfs.	-Certificates
ETF	-Exchange-Traded Fund
EUR	-Euro
GO	-General Obligation
INS	-Insurer
IO	-Interest Only
LIBOR	-London Interbank Offered Rate
Pfd.	-Preferred
RB	-Revenue Bonds
Ref.	-Refunding
REIT	-Real Estate Investment Trust
SOFR	-Secured Overnight Financing Rate
STACR®	-Structured Agency Credit Risk
STRIPS	-Separately Traded Registered Interest and Principal Security
TBA	-To Be Announced
USD	-U.S. Dollar
Wts.	-Warrants

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2023 was $309,010,955, which represented 31.10% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at July 31, 2023.
(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)	Perpetual bond with no specified maturity date.
(f)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on July 31, 2023.
(g)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at July 31, 2023 was $133,276, which represented less than 1% of the Fund’s Net Assets.

(h)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(i)

Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on July 31, 2023.

(j)

Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on July 31, 2023.

(k)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(l)	Denotes a zero coupon security issued at a substantial discount from its value at maturity.
(m)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions.
(n)	$4,320,744 was pledged as collateral to cover margin requirements for open futures contracts.
(o)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(p)	CAS notes are bonds issued by Fannie Mae. The amount of periodic principal and ultimate principal paid by Fannie Mae is determined by the performance of a large and diverse reference pool.
(q)

Principal payments are determined by the delinquency and principal payment experience on the STACR® reference pool. Freddie Mac transfers credit risk from the mortgages in the reference pool to credit investors who invest in the STACR® debt notes.

(r)	Principal and/or interest payments are secured by the bond insurance company listed.
(s)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

(t)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2023	Dividend Income

Invesco High Yield Select ETF	$-	$249,153	$-	$1,161	$-	$250,314	$4,608

Invesco Short Duration Bond ETF	-	298,782	-	(2,380)	-	296,402	4,231

See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)–(continued)

July 31, 2023

(Unaudited)

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2023	Dividend Income

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	$23,693,081	$147,828,364	$(148,770,210)	$ -	$ -	$22,751,235	$ 761,801	*

Invesco Private Prime Fund	59,702,935	294,186,053	(295,394,780)	2,267	6,700	58,503,175	2,080,587	*

Total	$83,396,016	$442,562,352	$(444,164,990)	$1,048	$6,700	$81,801,126	$2,851,227

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(u)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(v)	Non-income producing security.
(w)	The rate shown is the 7-day SEC standardized yield as of July 31, 2023.
(x)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
†	The table below details options purchased.

Open Exchange-Traded Index Options Purchased

Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price	Notional Value*	Value
Equity Risk
S&P 500 Index	Put	11/17/2023	35	$4,330	$15,155,000	$174,300
S&P 500 Index	Call	11/17/2023	30	4,645	13,935,000	377,400

Total Index Options Purchased						$551,700

*	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Futures Contracts

Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	517	September-2023	$104,967,156	$(1,579,228)	$(1,579,228)
U.S. Treasury Long Bonds	217	September-2023	27,002,938	(571,424)	(571,424)
U.S. Treasury Ultra Bonds	69	September-2023	9,123,094	(257,382)	(257,382)

Subtotal–Long Futures Contracts				(2,408,034)	(2,408,034)

Short Futures Contracts
Interest Rate Risk
U.S. Treasury 10 Year Notes	468	September-2023	(52,138,125)	1,200,063	1,200,063
U.S. Treasury 10 Year Ultra Notes	575	September-2023	(67,266,016)	1,457,169	1,457,169
U.S. Treasury 5 Year Notes	178	September-2023	(19,014,016)	425,138	425,138

Subtotal–Short Futures Contracts				3,082,370	3,082,370

Total Futures Contracts				$674,336	$674,336

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)

Invesco Ultra Short Duration ETF (GSY)

July 31, 2023

(Unaudited)

	Principal Amount	Value

U.S. Dollar Denominated Bonds & Notes-52.61%
Asset Management & Custody Banks-0.24%
Ares Capital Corp., 7.00%, 01/15/2027	$4,285,000	$4,302,725

Automobile Manufacturers-4.17%
BMW US Capital LLC (Germany), 0.75%, 08/12/2024(b)	11,111,000	10,583,905
Hyundai Capital America
1.25%, 09/18/2023(b)	12,730,000	12,652,228
1.00%, 09/17/2024(b)	8,721,000	8,246,797
Mercedes-Benz Finance North America LLC (Germany)
5.50%, 11/27/2024(b)	11,250,000	11,246,577
6.17% (SOFR + 0.93%), 03/30/2025(b)(c)	20,000,000	20,120,456
Toyota Motor Credit Corp., 4.80%, 01/10/2025	6,154,000	6,122,021
Volkswagen Group of America Finance LLC (Germany), 0.88%, 11/22/2023(b)	7,000,000	6,890,249

		75,862,233

Biotechnology-0.65%
Gilead Sciences, Inc., 3.70%, 04/01/2024	12,000,000	11,846,594

Construction Materials-0.44%
Vulcan Materials Co., 5.80%, 03/01/2026	8,000,000	8,004,884

Consumer Finance-3.26%
Ally Financial, Inc., 1.45%, 10/02/2023	5,309,000	5,266,140
American Express Co., 4.99%, 05/01/2026(d)	15,000,000	14,833,386
Capital One Financial Corp.
5.89% (SOFR + 0.69%), 12/06/2024(c)	7,000,000	6,904,216
4.17%, 05/09/2025(d)	9,600,000	9,393,926
General Motors Financial Co., Inc.
5.96% (SOFR + 0.76%), 03/08/2024(c)	14,628,000	14,625,527
1.20%, 10/15/2024	8,824,000	8,366,355

		59,389,550

Diversified Banks-10.72%
Banco Santander S.A. (Spain), 3.89%, 05/24/2024	17,000,000	16,722,543
Bank of America Corp., 3.46%, 03/15/2025(d)	8,050,000	7,922,592
Bank of Montreal (Canada), 5.91% (SOFR + 0.71%), 03/08/2024(c)(e)	13,043,000	13,055,371
Bank of Nova Scotia (The) (Canada), 6.29% (SOFR + 1.09%), 06/12/2025(c)	15,000,000	15,048,616
Banque Federative du Credit Mutuel S.A. (France), 0.65%, 02/27/2024(b)	7,955,000	7,720,087
BPCE S.A. (France), 5.15%, 07/21/2024(b)	5,040,000	4,960,028
Citigroup, Inc., 0.98%, 05/01/2025(d)	12,000,000	11,549,233
Fifth Third Bancorp, 3.65%, 01/25/2024	5,993,000	5,927,039
JPMorgan Chase & Co.
0.65%, 09/16/2024(d)	13,500,000	13,407,178
4.08%, 04/26/2026(d)	13,000,000	12,700,286
KeyBank N.A., 5.54% (SOFR + 0.32%), 06/14/2024(c)	8,109,000	7,934,641
Lloyds Banking Group PLC (United Kingdom), 6.90% (SOFR + 1.56%), 08/07/2027(c)	9,474,000	9,474,000
Manufacturers & Traders Trust Co., 2.90%, 02/06/2025	11,588,000	11,034,236

	Principal Amount	Value

Diversified Banks-(continued)
National Securities Clearing Corp., 5.15%, 05/30/2025(b)	$2,365,000	$2,363,639
Standard Chartered PLC (United Kingdom), 1.82%, 11/23/2025(b)(d)	5,661,000	5,330,710
Sumitomo Mitsui Financial Group, Inc. (Japan), 0.51%, 01/12/2024	1,364,000	1,330,588
Sumitomo Mitsui Trust Bank Ltd. (Japan), 2.55%, 03/10/2025(b)	5,122,000	4,859,241
Swedbank AB (Sweden), 6.60% (SOFR + 1.38%), 06/15/2026(b)(c)	15,000,000	15,127,859
Toronto-Dominion Bank (The) (Canada), 6.38% (SOFR + 1.08%), 07/17/2026(c)(e)	12,500,000	12,501,157
UBS AG (Switzerland), 0.70%, 08/09/2024(b)(e)	4,288,000	4,076,072
Wells Fargo & Co., 6.64% (SOFR + 1.32%), 04/25/2026(c)(e)	12,000,000	12,105,738

		195,150,854

Diversified Capital Markets-0.86%
Macquarie Group Ltd. (Australia)
1.20%, 10/14/2025(b)(d)	7,143,000	6,730,171
6.01% (SOFR + 0.71%), 10/14/2025(b)(c)	9,000,000	8,947,150

		15,677,321

Diversified Financial Services-0.68%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 4.88%, 01/16/2024	12,500,000	12,426,839

Electric Utilities-1.70%
American Electric Power Co., Inc., Series M, 0.75%, 11/01/2023	3,797,000	3,750,662
NextEra Energy Capital Holdings, Inc.
4.26%, 09/01/2024	7,895,000	7,779,215
6.05%, 03/01/2025	11,927,000	12,018,612
Tampa Electric Co., 3.88%, 07/12/2024	3,188,000	3,136,927
Xcel Energy, Inc., 0.50%, 10/15/2023	4,372,000	4,326,180

		31,011,596

Electronic Components-0.15%
Amphenol Corp., 4.75%, 03/30/2026	2,745,000	2,722,828

Food Retail-0.48%
7-Eleven, Inc., 0.80%, 02/10/2024(b)	9,000,000	8,758,138

Health Care Equipment-0.54%
Boston Scientific Corp., 3.45%, 03/01/2024	10,000,000	9,866,647

Health Care Services-0.96%
Cigna Group (The), 5.69%, 03/15/2026	17,370,000	17,381,284

Integrated Telecommunication Services-0.57%
Verizon Communications, Inc., 5.74% (SOFR + 0.50%), 03/22/2024(c)	10,417,000	10,423,320

Investment Banking & Brokerage-2.61%
Charles Schwab Corp. (The)
5.72% (SOFR + 0.50%), 03/18/2024(c)	12,379,000	12,354,589
5.65% (SOFR + 0.52%), 05/13/2026(c)	5,251,000	5,183,059
Goldman Sachs Group, Inc. (The)
5.80% (SOFR + 0.49%), 10/21/2024(c)	6,538,000	6,526,121
5.70%, 11/01/2024	4,165,000	4,161,584

See accompanying notes which are an integral part of this schedule.

Invesco Ultra Short Duration ETF (GSY)–(continued)

July 31, 2023

(Unaudited)

	Principal Amount	Value

Investment Banking & Brokerage-(continued)
Morgan Stanley
5.95% (SOFR + 0.63%), 01/24/2025(c)	$7,228,000	$7,217,908
3.62%, 04/17/2025(d)	12,230,000	12,028,515

		47,471,776

IT Consulting & Other Services-0.58%
International Business Machines Corp., 4.50%, 02/06/2026	10,750,000	10,611,655

Life & Health Insurance-8.22%
Athene Global Funding
0.95%, 01/08/2024(b)	5,000,000	4,878,627
2.51%, 03/08/2024(b)	10,173,000	9,937,824
5.86% (SOFR + 0.70%), 05/24/2024(b)(c)	9,750,000	9,661,347
Brighthouse Financial Global Funding
6.05% (SOFR + 0.76%), 04/12/2024(b)(c)	13,508,000	13,410,156
1.75%, 01/13/2025(b)	12,727,000	11,919,309
Corebridge Global Funding, 5.75%, 07/02/2026(b)	6,336,000	6,333,942
GA Global Funding Trust
1.00%, 04/08/2024(b)	6,000,000	5,748,806
0.80%, 09/13/2024(b)	10,909,000	10,224,764
5.71% (SOFR + 0.50%), 09/13/2024(b)(c)	5,000,000	4,907,897
Jackson National Life Global Funding, 5.50%, 01/09/2026(b)	16,667,000	16,360,860
Met Tower Global Funding, 5.40%, 06/20/2026(b)	12,000,000	12,032,713
MetLife, Inc., 3.60%, 04/10/2024	12,000,000	11,805,864
Pacific Life Global Funding II
5.80% (SOFR + 0.62%), 06/04/2026(b)(c)	6,420,000	6,326,584
6.38% (SOFR + 1.05%), 07/28/2026(b)(c)	12,500,000	12,500,236
Protective Life Global Funding
0.63%, 10/13/2023(b)	3,192,000	3,158,014
5.37%, 01/06/2026(b)	10,339,000	10,310,019

		149,516,962

Life Sciences Tools & Services-0.72%
Thermo Fisher Scientific, Inc., 0.80%, 10/18/2023	13,208,000	13,071,077

Managed Health Care-0.60%
Humana, Inc.
0.65%, 08/03/2023	2,917,000	2,916,591
5.70%, 03/13/2026	7,921,000	7,925,928

		10,842,519

Multi-line Insurance-1.33%
Metropolitan Life Global Funding I, 5.00%, 01/06/2026(b)	17,241,000	17,123,630
New York Life Global Funding, 5.99% (SOFR + 0.65%), 05/02/2025(b)(c)	7,000,000	7,015,939

		24,139,569

Multi-Utilities-0.42%
Dominion Energy, Inc., Series D, 6.08% (3 mo. USD LIBOR + 0.53%), 09/15/2023(c)	7,692,000	7,692,603

	Principal Amount	Value

Office REITs-0.62%
Boston Properties L.P., 3.80%, 02/01/2024	$11,577,000	$11,354,236

Oil & Gas Exploration & Production-1.28%
Canadian Natural Resources Ltd. (Canada), 3.80%, 04/15/2024	19,343,000	19,072,687
Pioneer Natural Resources Co., 5.10%, 03/29/2026	4,314,000	4,300,907

		23,373,594

Oil & Gas Refining & Marketing-0.33%
Phillips 66, 0.90%, 02/15/2024	6,250,000	6,087,973

Oil & Gas Storage & Transportation-2.68%
Enbridge, Inc. (Canada)
4.00%, 10/01/2023	15,000,000	14,949,582
0.55%, 10/04/2023	5,000,000	4,954,109
5.77% (SOFR + 0.63%), 02/16/2024(c)	4,606,000	4,608,410
5.97%, 03/08/2026	12,226,000	12,246,866
Kinder Morgan, Inc., 5.63%, 11/15/2023(b)	12,000,000	11,990,405

		48,749,372

Packaged Foods & Meats-0.24%
Conagra Brands, Inc., 0.50%, 08/11/2023	4,327,000	4,321,144

Paper Products-0.68%
Georgia-Pacific LLC, 3.60%, 03/01/2025(b)	12,750,000	12,353,573

Pharmaceuticals-0.68%
Bristol-Myers Squibb Co., 0.54%, 11/13/2023	12,500,000	12,326,750

Regional Banks-1.24%
ANZ New Zealand (Int’l) Ltd. (New Zealand), 5.74% (SOFR + 0.60%), 02/18/2025(b)(c)(e)	7,500,000	7,501,095
Huntington Bancshares, Inc., 2.63%, 08/06/2024(e)	5,105,000	4,936,344
Morgan Stanley Bank N.A., 6.10% (SOFR + 0.78%), 07/16/2025(c)	10,135,000	10,150,585

		22,588,024

Restaurants-0.35%
Starbucks Corp., 5.55% (SOFR + 0.42%), 02/14/2024(c)	6,318,000	6,318,326

Retail REITs-0.20%
Realty Income Corp., 5.05%, 01/13/2026	3,687,000	3,664,712

Specialized Finance-0.65%
Blackstone Private Credit Fund, 2.70%, 01/15/2025	12,645,000	11,910,855

Specialty Chemicals-0.26%
Sherwin-Williams Co. (The), 4.05%, 08/08/2024	4,808,000	4,727,980

Systems Software-0.97%
VMware, Inc.
0.60%, 08/15/2023	8,064,000	8,048,256
1.00%, 08/15/2024	10,000,000	9,515,684

		17,563,940

Technology Distributors-0.63%
Arrow Electronics, Inc., 6.13%, 03/01/2026	11,494,000	11,480,001

See accompanying notes which are an integral part of this schedule.

Invesco Ultra Short Duration ETF (GSY)–(continued)

July 31, 2023

(Unaudited)

	Principal Amount	Value

Telecom Tower REITs-0.71%
American Tower Corp., 4.00%, 06/01/2025	$13,261,000	$12,883,851

Trading Companies & Distributors-1.19%
Air Lease Corp.
3.00%, 09/15/2023	7,000,000	6,973,600
4.25%, 02/01/2024	8,514,000	8,441,802
0.80%, 08/18/2024	6,650,000	6,305,341

		21,720,743

Total U.S. Dollar Denominated Bonds & Notes (Cost $964,920,130)		957,596,048

Asset-Backed Securities-15.96%
ABPCI Direct Lending Fund CLO II LLC (Cayman Islands), Series 2017-1A, Class A1R, 7.19% (3 mo. Term SOFR + 1.86%), 04/20/2032(b)(c)	2,000,000	1,980,676
Amur Equipment Finance Receivables XII LLC, Series 2023-1A, Class A2, 6.09%, 12/20/2029(b)	8,250,000	8,240,103
Angel Oak Mortgage Trust
Series 2020-1, Class A1, 2.16%, 12/25/2059(b)(f)	1,170,781	1,096,571
Series 2020-5, Class A1, 1.37%, 05/25/2065(b)(f)	2,013,068	1,851,190
Atrium XIII (Cayman Islands), Series 13A, Class A1, 6.79% (3 mo. Term SOFR + 1.44%), 11/21/2030(b)(c)	2,947,330	2,942,467
AUF Funding LLC, Series 2022-1A, Class A1LN, 7.83% (3 mo. Term SOFR + 2.50%), 01/20/2031(b)(c)	13,446,344	13,460,852
Avis Budget Rental Car Funding (AESOP) LLC, Series 2019-2A, Class A, 3.35%, 09/22/2025(b)	9,000,000	8,768,031
Bear Stearns Asset Backed Securities I Trust, Series 2006-HE9, Class 2A, 5.69% (1 mo. Term SOFR + 0.39%), 11/25/2036(c)	724,856	702,435
BINOM Securitization Trust, Series 2021- INV1, Class A1, 2.03%, 06/25/2056(b)(f)	4,007,289	3,432,378
BRAVO Residential Funding Trust, Series 2021-NQM2, Class A1, 0.97%, 03/25/2060(b)(f)	2,642,275	2,468,001
CBAM Ltd. (Cayman Islands), Series 2018- 5A, Class A, 6.59% (3 mo. Term SOFR + 1.28%), 04/17/2031(b)(c)	6,209,550	6,180,198
Chesapeake Funding II LLC (Canada), Series 2023-1A, Class A2, 6.32% (30 Day Average SOFR + 1.25%), 05/15/2035(b)(c)	12,204,408	12,226,945
CIT Mortgage Loan Trust, Series 2007-1, Class 1A, 6.76% (1 mo. Term SOFR + 1.46%), 10/25/2037(b)(c)	130,122	129,898
COLT Mortgage Loan Trust
Series 2020-2R, Class A1, 1.33%, 10/26/2065(b)(f)	1,843,597	1,646,340
Series 2021-4, Class A1, 1.40%, 10/25/2066(b)(f)	12,139,457	9,593,640

	Principal Amount	Value

CSMC Trust, Series 2014-2R, Class 27A1, 3.81% (1 mo. USD LIBOR + 0.20%), 02/27/2046(b)(c)	$20,764	$20,623
CWABS, Inc. Asset-Backed Ctfs. Trust, Series 2004-4, Class M1, 6.13% (1 mo. Term SOFR + 0.83%), 07/25/2034(c)	563,833	556,174
Deephaven Residential Mortgage Trust, Series 2021-2, Class A1, 0.90%, 04/25/2066(b)(f)	5,102,361	4,401,075
Dryden 30 Senior Loan Fund (Cayman Islands), Series 2013-30A, Class AR, 6.14% (3 mo. USD LIBOR + 0.82%), 11/15/2028(b)(c)	10,650,958	10,613,499
Ellington Financial Mortgage Trust
Series 2019-2, Class A1, 2.74%, 11/25/2059(b)(f)	1,458,391	1,355,066
Series 2020-2, Class A1, 1.18%, 10/25/2065(b)(f)	324,497	291,167
FS KKR MM CLO 1 LLC, Series 2019-1A, Class A1R, 7.42% (3 mo. Term SOFR + 2.11%), 01/15/2031(b)(c)	8,798,205	8,724,133
GM Financial Automobile Leasing Trust, Series 2023-2, Class A2B, 5.89% (30 Day Average SOFR + 0.82%), 10/20/2025(c)	2,250,000	2,255,765
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A2, 6.22% (30 Day Average SOFR + 1.15%), 06/15/2028(b)(c)	15,000,000	15,062,139
GoldenTree Loan Management US CLO 2 Ltd. (Cayman Islands), Series 2017-2A, Class AR, 6.50% (3 mo. Term SOFR + 1.17%), 11/20/2030(b)(c)	9,057,032	9,027,624
GoldenTree Loan Opportunities IX Ltd. (Cayman Islands), Series 2014-9A, Class AR2, 6.74% (3 mo. Term SOFR + 1.37%), 10/29/2029(b)(c)	5,841,886	5,839,052
Golub Capital Partners CLO 34(M) Ltd. (Cayman Islands), Series 2017-34A, Class AR2, 7.08% (3 mo. USD LIBOR + 1.45%), 03/14/2031(b)(c)	13,885,701	13,731,237
Golub Capital Partners CLO 36(M) Ltd. (Cayman Islands), Series 2018-36A, Class A, 6.93% (3 mo. USD LIBOR + 1.30%), 02/05/2031(b)(c)	4,657,010	4,617,025
Golub Capital Partners CLO 45(M) Ltd. (Cayman Islands), Series 2019-45A, Class A, 7.31% (3 mo. Term SOFR + 1.98%), 10/20/2031(b)(c)	5,000,000	4,950,175
Golub Capital Partners CLO 47(M) Ltd. (Cayman Islands), Series 2020-47A, Class A1, 7.31% (3 mo. USD LIBOR + 1.68%), 05/05/2032(b)(c)	10,000,000	9,873,890
GS Mortgage-Backed Securities Trust, Series 2020-NQM1, Class A1, 1.38%, 09/27/2060(b)(f)	1,743,874	1,607,132
HSI Asset Securitization Corp. Trust, Series 2006-OPT2, Class M2, 6.00% (1 mo. Term SOFR + 0.70%), 01/25/2036(c)	762,225	741,226

See accompanying notes which are an integral part of this schedule.

Invesco Ultra Short Duration ETF (GSY)–(continued)

July 31, 2023

(Unaudited)

	Principal Amount	Value

Hyundai Auto Lease Securitization Trust, Series 2023-B, Class A2B, 5.82% (30 Day Average SOFR + 0.75%), 09/15/2025(b)(c)	$3,250,000	$3,252,320
KKR CLO 21 Ltd. (Cayman Islands), Series A, 6.57% (3 mo. Term SOFR + 1.26%), 04/15/2031(b)(c)	1,991,240	1,980,172
Nationstar Home Equity Loan Trust, Series 2007-B, Class 1AV1, 5.63% (1 mo. Term SOFR + 0.33%), 04/25/2037(c)	361,061	358,532
Navient Private Education Refi Loan Trust
Series 2020-FA, Class A, 1.22%, 07/15/2069(b)	1,983,361	1,767,398
Series 2021-FA, Class A, 1.11%, 02/18/2070(b)	3,710,752	3,125,426
Neuberger Berman CLO XIV Ltd. (Cayman Islands), Series 2013-14A, Class AR2, 6.66% (3 mo. Term SOFR + 1.29%), 01/28/2030(b)(c)	9,155,163	9,133,640
Neuberger Berman Loan Advisers CLO 25 Ltd. (Cayman Islands), Series 2017-25A, Class AR, 6.50% (3 mo. Term SOFR + 1.19%), 10/18/2029(b)(c)	9,515,089	9,474,165
New Residential Mortgage Loan Trust Series 2017-5A, Class A1, 6.91% (1 mo. Term SOFR + 1.61%), 06/25/2057(b)(c)	293,711	293,036
Series 2019-NQM4, Class A1, 2.49%, 09/25/2059(b)(f)	1,835,487	1,702,584
Series 2020-NQM1, Class A1, 2.46%, 01/26/2060(b)(f)	1,196,212	1,085,632
OBX Trust
Series 2018-EXP1, Class 2A1, 6.26% (1 mo. Term SOFR + 0.96%), 04/25/2048(b)(c)	93,412	93,085
Series 2021-NQM2, Class A1, 1.10%, 05/25/2061(b)(f)	9,111,703	7,143,714
OCP CLO Ltd. (Cayman Islands), Series 2014-7A, Class A1RR, 6.71% (3 mo. Term SOFR + 1.38%), 07/20/2029(b)(c)	5,546,112	5,540,810
Octagon Investment Partners XVII Ltd. (Cayman Islands), Series 2013-1A, Class A1R2, 6.61% (3 mo. Term SOFR + 1.26%), 01/25/2031(b)(c)	4,832,874	4,820,116
Race Point VIII CLO Ltd. (Cayman Islands), Series 2013-8A, Class AR2, 6.42% (3 mo. USD LIBOR + 1.04%), 02/20/2030(b)(c)	8,608,579	8,586,059
Residential Mortgage Loan Trust
Series 2019-3, Class A1, 2.63%, 09/25/2059(b)(f)	727,485	704,102
Series 2020-1, Class A1, 2.38%, 01/26/2060(b)(f)	925,663	880,079
Starwood Mortgage Residential Trust
Series 2020-1, Class A1, 2.28%, 02/25/2050(b)(f)	226,680	210,708
Series 2020-INV1, Class A1, 1.03%, 11/25/2055(b)(f)	2,878,285	2,565,134

	Principal Amount	Value

Series 2021-2, Class A1, 0.94%, 05/25/2065(b)(f)	$2,883,429	$2,563,672
Series 2021-4, Class A1, 1.16%, 08/25/2056(b)(f)	8,756,762	7,322,292
Stratus CLO Ltd. (Cayman Islands), Series 2021-2A, Class A, 6.49% (3 mo. Term SOFR + 1.16%), 12/28/2029(b)(c)	9,412,159	9,367,611
TRK Trust, Series 2021-INV1, Class A1, 1.15%, 07/25/2056(b)(f)	6,511,443	5,505,051
Verus Securitization Trust
Series 2020-1, Class A1, 2.42%, 01/25/2060(b)(g)	1,340,218	1,296,930
Series 2020-5, Class A1, 1.22%, 05/25/2065(b)(g)	2,840,780	2,577,856
Series 2021-4, Class A1, 0.94%, 07/25/2066(b)(f)	10,076,071	7,950,406
Series 2022-INV2, Class A1, 6.79%, 10/25/2067(b)(g)	8,097,855	8,125,906
Series 2023-INV2, Class A1, 6.44%, 08/25/2068(b)(g)	9,000,000	9,029,400
Visio Trust, Series 2020-1R, Class A1, 1.31%, 11/25/2055(b)	2,570,559	2,285,577
World Omni Automobile Lease Securitization Trust, Series 2023-A, Class A2B, 5.83% (30 Day Average SOFR + 0.76%), 11/17/2025(c)	3,250,000	3,252,978

Total Asset-Backed Securities (Cost $304,495,466)		290,381,118

U.S. Treasury Securities-1.94%
U.S. Treasury Bills-1.94%
4.12%–4.37%, 10/05/2023(h) (Cost $35,427,430)	35,700,000	35,361,379

Variable Rate Senior Loan Interests-0.07%(i)(j)
Aerospace & Defense-0.07%
Fly Funding II S.a.r.l. (India), Term Loan B, 7.09% (3 mo. USD LIBOR + 1.75%), 08/09/2025 (Cost $1,407,885)	1,411,099	1,345,307

	Shares
Exchange-Traded Funds-0.06%
Invesco AAA CLO Floating Rate Note ETF(e)(k) (Cost $996,840)	39,000	998,010

	Principal Amount
Commercial Paper-28.01%(h)
3M Co., 5.34%, 02/05/2024(b)	$14,475,000	14,058,630
AES Corp. (The), 6.07%, 08/04/2023	17,700,000	17,687,942
Arrow Electronics, Inc., 5.77%, 08/11/2023(b)	10,000,000	9,982,379
AT&T, Inc.
5.61%, 11/21/2023(b)	10,000,000	9,822,998
5.68%, 12/19/2023(b)	15,000,000	14,665,713
5.93%, 03/19/2024(b)	10,000,000	9,626,158
AutoNation, Inc.
6.07%, 08/17/2023(b)	14,200,000	14,161,450
5.98%, 08/21/2023(b)	13,000,000	12,956,388
Aviation Capital Group LLC 5.82%–5.86%, 08/01/2023(b)	20,000,000	19,996,902

See accompanying notes which are an integral part of this schedule.

Invesco Ultra Short Duration ETF (GSY)–(continued)

July 31, 2023

(Unaudited)

	Principal Amount	Value

6.08%, 08/14/2023(b)	$5,100,000	$5,088,917
6.06%, 08/21/2023(b)	18,000,000	17,941,294
Barclays Capital, Inc.
6.00%, 12/21/2023	7,500,000	7,334,418
5.41%, 02/01/2024	8,000,000	7,769,613
5.41%, 02/02/2024	12,000,000	11,652,490
6.14%, 07/24/2024	15,000,000	14,144,533
Bayer Corp.
6.15%, 09/19/2023(b)	10,000,000	9,925,028
6.30%, 07/16/2024(b)	15,000,000	14,122,193
6.30%, 07/24/2024(b)	10,000,000	9,405,755
Brookfield Corporate Treasury Ltd.
5.66%, 08/02/2023(b)	3,500,000	3,498,930
5.69%, 08/03/2023(b)	10,000,000	9,995,413
Brookfield Infrastructure Holdings Canada, Inc.
5.82%, 08/09/2023	15,000,000	14,979,506
6.00%, 08/15/2023	13,500,000	13,469,091
Canadian Natural Resources Ltd.
5.99%–6.01%, 08/09/2023(b)	9,000,000	8,986,536
6.08%, 08/24/2023(b)	4,000,000	3,983,691
Enel Finance America LLC, 7.00%, 09/06/2023(b)	15,000,000	14,915,316
Energy Transfer L.P., 6.00%, 08/01/2023.	36,000,000	35,994,306
Fiserv, Inc., 5.41%, 08/04/2023(b)	500,000	499,696
Global Payments, Inc., 5.87%, 08/01/2023	6,000,000	5,999,008
Harley-Davidson Financial Services, Inc.
5.86%, 08/02/2023(b)	5,000,000	4,998,457
5.93%, 08/08/2023(b)	5,000,000	4,993,824
5.92%, 08/10/2023(b)	7,000,000	6,989,185
HSBC USA, Inc.
5.89%, 01/12/2024(b)	10,000,000	9,734,442
5.64%, 02/01/2024(b)	15,000,000	14,547,058
Jabil, Inc., 6.10%, 08/01/2023(b)	18,200,000	18,196,919
Leidos, Inc., 5.93%, 08/28/2023(b)	2,700,000	2,687,801
Oglethorpe Power Corp., 5.58%, 08/11/2023(b)	4,017,000	4,009,931
Paramount Global
5.67%, 08/04/2023(b)	16,500,000	16,489,460
5.71%, 08/09/2023(b)	500,000	499,282
Sanofi, 5.14%, 01/26/2024(b)	12,000,000	11,673,444
Suncor Energy, Inc., 5.53%, 08/14/2023(b)	15,000,000	14,968,179

	Principal Amount	Value

TELUS Corp., 5.19%, 08/02/2023(b)	$15,000,000	$14,995,454
UBS AG, 6.13%, 07/24/2024(b)	14,750,000	13,895,769
Walgreens Boots Alliance, Inc., 5.98%, 08/15/2023(b)	10,000,000	9,975,063
Waste Management, Inc., 5.43%, 08/14/2023(b)	8,000,000	7,983,029
WGL Holdings, Inc., 6.06%, 08/04/2023(b)	485,000	484,703
White Plains Capital Co. LLC, 5.68%, 08/02/2023(b)	20,000,000	19,993,883

Total Commercial Paper (Cost $509,997,008)		509,780,177

Certificates of Deposit-1.48%
Diversified Banks-1.48%
Commonwealth Bank of Australia (Australia), 5.30%, 02/09/2024	15,000,000	14,958,960
Natixis S.A., 6.00%, 07/26/2024	12,000,000	12,009,024

		26,967,984

Total Certificates of Deposit (Cost $26,997,836)		26,967,984

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.13% (Cost $1,844,242,595)		1,822,430,023

	Shares
Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-0.51%
Invesco Private Government Fund, 5.24%(k)(l)(m)	2,595,605	2,595,605
Invesco Private Prime Fund, 5.38%(k)(l)(m)	6,674,412	6,674,412

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $9,269,671)		9,270,017

TOTAL INVESTMENTS IN SECURITIES-100.64% (Cost $1,853,512,266)		1,831,700,040
OTHER ASSETS LESS LIABILITIES-(0.64)%		(11,668,844)

NET ASSETS-100.00%		$1,820,031,196

See accompanying notes which are an integral part of this schedule.

Invesco Ultra Short Duration ETF (GSY)–(continued)

July 31, 2023

(Unaudited)

Investment Abbreviations:
CLO	-Collateralized Loan Obligation
Ctfs.	-Certificates
ETF	-Exchange-Traded Fund
LIBOR	-London Interbank Offered Rate
REIT	-Real Estate Investment Trust
SOFR	-Secured Overnight Financing Rate
USD	-U.S. Dollar

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2023 was $995,572,325, which represented 54.70% of the Fund’s Net Assets.

(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on July 31, 2023.
(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)	All or a portion of this security was out on loan at July 31, 2023.
(f)

Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on July 31, 2023.

(g)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(h)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(i)

Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(j)

Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the LIBOR, on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(k)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2023	Dividend Income

Invesco AAA CLO Floating Rate Note ETF	$-	$996,840	$-	$1,170	$-	$998,010	$20,332

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	546,142	34,078,992	(32,029,529)	-	-	2,595,605	62,249	*

Invesco Private Prime Fund	1,404,000	70,293,538	(65,020,949)	346	(2,523)	6,674,412	165,493	*

Total	$1,950,142	$105,369,370	$(97,050,478)	$1,516	$(2,523)	$10,268,027	$248,074

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(l)	The rate shown is the 7-day SEC standardized yield as of July 31, 2023.
(m)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)

Invesco Variable Rate Investment Grade ETF (VRIG)

July 31, 2023

(Unaudited)

	Principal Amount	Value

U.S. Dollar Denominated Bonds & Notes-41.21%
Agricultural & Farm Machinery-0.11%
John Deere Capital Corp., 5.74% (SOFR + 0.56%), 03/07/2025(b)	$678,000	$679,716

Automobile Manufacturers-2.21%
BMW US Capital LLC (Germany), 6.10% (SOFR + 0.84%), 04/01/2025(b)(c)(d)	897,000	899,583
Ford Motor Credit Co. LLC, 8.14% (SOFR + 2.95%), 03/06/2026(b)	3,988,000	4,007,605
Mercedes-Benz Finance North America LLC (Germany), 6.17% (SOFR + 0.93%), 03/30/2025(b)(c)	2,000,000	2,012,046
Toyota Motor Credit Corp.
5.49% (SOFR + 0.26%), 06/18/2024(b)	3,000,000	2,994,469
5.84% (SOFR + 0.56%), 01/10/2025(b)(d)	2,500,000	2,500,881
Volkswagen Group of America Finance LLC (Germany), 6.15% (SOFR + 0.95%), 06/07/2024(b)(c)	1,667,000	1,674,469

		14,089,053

Commercial & Residential Mortgage Finance-0.61%
Nationwide Building Society (United Kingdom), 6.43% (SOFR + 1.29%), 02/16/2028(b)(c)	4,000,000	3,891,486

Construction Machinery & Heavy Transportation Equipment-1.02%
Daimler Trucks Finance North America LLC (Germany)
6.27% (SOFR + 1.00%), 04/05/2024(b)(c)	3,500,000	3,506,556
5.97% (SOFR + 0.75%), 12/13/2024(b)(c)	3,000,000	2,995,975

		6,502,531

Consumer Finance-1.97%
American Express Co., 5.57% (SOFR + 0.23%), 11/03/2023(b)(d)	2,500,000	2,498,843
Capital One Financial Corp.
5.89% (SOFR + 0.69%), 12/06/2024(b)	3,000,000	2,958,950
6.47% (SOFR + 1.35%), 05/09/2025(b)(d)	3,499,000	3,473,786
General Motors Financial Co., Inc.
5.96% (SOFR + 0.76%), 03/08/2024(b)	1,154,000	1,153,805
6.58% (SOFR + 1.30%), 04/07/2025(b)(d)	2,500,000	2,498,019

		12,583,403

Diversified Banks-19.94%
Banco Santander S.A. (Spain), 6.39% (SOFR + 1.24%), 05/24/2024(b)(d)	2,600,000	2,614,584
Bank of America Corp.
6.06% (SOFR + 0.73%), 10/24/2024(b)(d)	2,000,000	2,000,129
6.42% (SOFR + 1.10%), 04/25/2025(b)	3,500,000	3,510,460
6.10% (3 mo. USD LIBOR + 0.77%), 02/05/2026(b)	1,042,000	1,045,145
6.31% (3 mo. USD LIBOR + 0.76%), 09/15/2026(b)	2,696,000	2,658,634
6.29% (SOFR + 0.97%), 07/22/2027(b)	3,500,000	3,486,980
6.39% (SOFR + 1.05%), 02/04/2028(b)	1,685,000	1,682,141
Bank of Montreal (Canada), 6.51% (SOFR + 1.33%), 06/05/2026(b)	2,429,000	2,446,133
Bank of Nova Scotia (The) (Canada)
5.73% (SOFR + 0.55%), 03/02/2026(b)	2,500,000	2,472,959
5.25%, 06/12/2028	2,500,000	2,497,483
Banque Federative du Credit Mutuel S.A. (France), 6.69% (SOFR + 1.40%), 07/13/2026(b)(c)	4,200,000	4,213,961

	Principal Amount	Value

Diversified Banks-(continued)
Citigroup, Inc.
6.00% (SOFR + 0.67%), 05/01/2025(b)(d)	$2,500,000	$2,497,310
6.54% (SOFR + 1.37%), 05/24/2025(b)	3,000,000	3,015,781
6.78% (3 mo. USD LIBOR + 1.25%), 07/01/2026(b)	1,882,000	1,904,829
Commonwealth Bank of Australia (Australia), 5.74% (SOFR + 0.52%), 06/15/2026(b)(c)	3,000,000	2,982,068
Credit Suisse AG (Switzerland), 5.50% (SOFR + 0.38%), 08/09/2023(b)	975,000	974,210
HSBC Holdings PLC (United Kingdom)
6.62% (SOFR + 1.43%), 03/10/2026(b)	4,500,000	4,529,476
6.92% (3 mo. USD LIBOR + 1.38%), 09/12/2026(b)	3,000,000	3,021,186
Huntington National Bank (The), 6.33% (SOFR + 1.19%), 05/16/2025(b)	3,300,000	3,216,299
ING Groep N.V. (Netherlands)
6.53% (3 mo. USD LIBOR + 1.00%), 10/02/2023(b)	4,950,000	4,954,349
6.89% (SOFR + 1.64%), 03/28/2026(b)	3,500,000	3,518,457
6.26% (SOFR + 1.01%), 04/01/2027(b)	4,214,000	4,151,331
JPMorgan Chase & Co.
5.72% (SOFR + 0.54%), 06/01/2025(b)	4,000,000	3,988,132
5.80% (SOFR + 0.60%), 12/10/2025(b)	3,000,000	2,990,997
6.65% (SOFR + 1.32%), 04/26/2026(b)	2,400,000	2,418,541
6.34% (SOFR + 1.18%), 02/24/2028(b)(d)	3,500,000	3,515,501
KeyBank N.A.
5.60%, 01/03/2024(d)(e)	2,000,000	1,978,777
5.54% (SOFR + 0.32%), 06/14/2024(b)	2,500,000	2,446,245
5.54%, 06/14/2024(e)	1,351,000	1,325,859
Lloyds Banking Group PLC (United Kingdom), 6.90% (SOFR + 1.56%), 08/07/2027(b)	3,158,000	3,158,000
Mitsubishi UFJ Financial Group, Inc. (Japan)
6.95% (SOFR + 1.65%), 07/18/2025(b)(d)	2,500,000	2,520,312
6.08% (SOFR + 0.94%), 02/20/2026(b)	3,500,000	3,500,945
NatWest Markets PLC (United Kingdom), 5.66% (SOFR + 0.53%), 08/12/2024(b)(c)	571,000	568,631
Nordea Bank Abp (Finland), 6.40% (3 mo. USD LIBOR + 0.94%), 08/30/2023(b)(c)	2,987,000	2,988,338
Royal Bank of Canada (Canada)
6.14% (SOFR + 0.84%), 04/14/2025(b)	4,000,000	4,004,359
6.39% (SOFR + 1.08%), 07/20/2026(b)	3,000,000	3,001,389
Societe Generale S.A. (France), 6.36% (SOFR + 1.05%), 01/21/2026(b)(c)	4,500,000	4,491,424
Standard Chartered PLC (United Kingdom)
7.00% (SOFR + 1.74%), 03/30/2026(b)(c)	3,108,000	3,127,136
7.20% (SOFR + 1.93%), 07/06/2027(b)(c)	4,000,000	4,029,125
Sumitomo Mitsui Financial Group, Inc. (Japan), 6.71% (SOFR + 1.43%), 01/13/2026(b)(d)	2,000,000	2,017,764
Svenska Handelsbanken AB (Sweden), 6.47% (SOFR + 1.25%), 06/15/2026(b)(c)	1,275,000	1,283,922
Swedbank AB (Sweden), 6.18% (SOFR + 0.91%), 04/04/2025(b)(c)	4,615,000	4,615,831
Truist Bank, 5.50% (SOFR + 0.20%), 01/17/2024(b)	3,000,000	2,980,584
USB Realty Corp., 6.72%(c)(e)(f)	1,100,000	783,468
Wells Fargo & Co., 6.64% (SOFR + 1.32%), 04/25/2026(b)(d)	2,000,000	2,017,623

		127,146,808

See accompanying notes which are an integral part of this schedule.

Invesco Variable Rate Investment Grade ETF (VRIG)–(continued)

July 31, 2023

(Unaudited)

	Principal Amount	Value

Diversified Financial Services-0.47%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 5.94% (SOFR + 0.68%), 09/29/2023(b)	$3,000,000	$2,997,215

Electric Utilities-1.70%
American Electric Power Co., Inc., Series A, 6.11% (3 mo. USD LIBOR + 0.48%), 11/01/2023(b)	3,000,000	2,999,071
Eversource Energy, Series T, 5.38% (SOFR + 0.25%), 08/15/2023(b)	3,000,000	2,997,736
NextEra Energy Capital Holdings, Inc., 6.25% (SOFR + 1.02%), 03/21/2024(b)(d)	4,850,000	4,852,456

		10,849,263

Health Care Equipment-0.47%
Baxter International, Inc., 5.44% (SOFR + 0.26%), 12/01/2023(b)	3,000,000	2,995,353

Health Care Services-0.34%
Roche Holdings, Inc., 5.42% (SOFR + 0.24%), 03/05/2024(b)(c)	2,161,000	2,160,801

Integrated Telecommunication Services-1.58%
AT&T, Inc., 6.72% (3 mo. USD LIBOR + 1.18%), 06/12/2024(b)	3,832,000	3,857,899
Verizon Communications, Inc.
6.42% (3 mo. USD LIBOR + 1.10%), 05/15/2025(b)	4,127,000	4,161,015
6.02% (SOFR + 0.79%), 03/20/2026(b)	2,000,000	2,021,341

		10,040,255

Investment Banking & Brokerage-2.35%
Charles Schwab Corp. (The)
5.65% (SOFR + 0.52%), 05/13/2026(b)	4,303,000	4,247,325
6.23% (SOFR + 1.05%), 03/03/2027(b)	4,000,000	3,969,653
Goldman Sachs Group, Inc. (The)
6.02% (SOFR + 0.70%), 01/24/2025(b)(d)	2,535,000	2,528,943
7.38% (3 mo. Term SOFR + 2.01%), 10/28/2027(b)	1,220,000	1,241,520
Morgan Stanley, 6.46% (SOFR + 1.17%), 04/17/2025(b)	3,000,000	3,012,097

		14,999,538

Life & Health Insurance-3.97%
Athene Global Funding
5.86% (SOFR + 0.70%), 05/24/2024(b)(c)	5,000,000	4,954,537
5.99% (SOFR + 0.72%), 01/07/2025(b)(c)	3,500,000	3,429,132
Brighthouse Financial Global Funding, 6.05% (SOFR + 0.76%), 04/12/2024(b)(c)	2,500,000	2,481,891
GA Global Funding Trust
5.71% (SOFR + 0.50%), 09/13/2024(b)(c)	4,000,000	3,926,317
6.64% (SOFR + 1.36%), 04/11/2025(b)(c)	4,000,000	3,941,353
Pacific Life Global Funding II, 5.80% (SOFR + 0.62%), 06/04/2026(b)(c)	4,222,000	4,160,567
Protective Life Global Funding, 6.23% (SOFR + 0.98%), 03/28/2025(b)(c)(d)	2,425,000	2,432,681

		25,326,478

Life Sciences Tools & Services-0.39%
Thermo Fisher Scientific, Inc., 5.69% (SOFR + 0.39%), 10/18/2023(b)(d)	2,500,000	2,500,319

	Principal Amount	Value

Multi-line Insurance-1.05%
Metropolitan Life Global Funding I, 5.60% (SOFR + 0.32%), 01/07/2024(b)(c)	$2,750,000	$2,749,542
New York Life Global Funding, 5.68% (SOFR + 0.48%), 06/09/2026(b)(c)	4,000,000	3,956,195

		6,705,737

Multi-Utilities-0.38%
CenterPoint Energy, Inc., 5.78% (SOFR + 0.65%), 05/13/2024(b)	1,639,000	1,637,025
Dominion Energy, Inc., Series D, 6.08% (3 mo. USD LIBOR + 0.53%), 09/15/2023(b)	769,000	769,060

		2,406,085

Oil & Gas Storage & Transportation-0.18%
Enbridge, Inc. (Canada), 5.77% (SOFR + 0.63%), 02/16/2024(b)	1,152,000	1,152,603

Packaged Foods & Meats-0.62%
General Mills, Inc., 6.58% (3 mo. Term SOFR + 1.27%), 10/17/2023(b)	3,937,000	3,939,640

Pharmaceuticals-0.65%
Bayer US Finance II LLC (Germany), 6.56% (3 mo. USD LIBOR + 1.01%), 12/15/2023(b)(c)	4,105,000	4,105,148

Regional Banks-0.72%
Truist Financial Corp., 5.60% (SOFR + 0.40%), 06/09/2025(b)	4,702,000	4,599,252

Trading Companies & Distributors-0.48%
BOC Aviation Ltd. (China), 6.67% (3 mo. USD LIBOR + 1.13%), 09/26/2023(b)(c)	3,082,000	3,082,154

Total U.S. Dollar Denominated Bonds & Notes (Cost $263,170,485)		262,752,838

U.S. Treasury Securities-20.98%
U.S. Treasury Floating Rate Notes-20.98%
5.55% (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.20%), 01/31/2025(b)	77,300,000	77,467,584
5.52% (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%), 04/30/2025(b)	56,200,000	56,264,759

Total U.S. Treasury Securities (Cost $133,588,052)		133,732,343

Asset-Backed Securities-17.22%
Adjustable Rate Mortgage Trust, Series 2004-2, Class 6A1, 0.71%, 02/25/2035(g)	66,572	65,897
Avis Budget Rental Car Funding (AESOP) LLC
Series 2019-2A, Class C, 4.24%, 09/22/2025(c)	4,250,000	4,147,132
Series 2020-2A, Class C, 4.25%, 02/20/2027(c)	1,300,000	1,215,255
BAMLL Commercial Mortgage Securities Trust, Series 2019-RLJ, Class B, 6.63% (1 mo. Term SOFR + 1.40%), 04/15/2036(b)(c)	4,000,000	3,954,138
BBCMS Mortgage Trust, Series 2019-BWAY, Class B, 6.65% (1 mo. Term SOFR + 1.42%), 11/15/2034(b)(c)	3,250,000	2,330,308

See accompanying notes which are an integral part of this schedule.

Invesco Variable Rate Investment Grade ETF (VRIG)–(continued)

July 31, 2023

(Unaudited)

	Principal Amount	Value

Bear Stearns Adjustable Rate Mortgage Trust
Series 2003-7, Class 6A, 4.46%, 10/25/2033(g)	$108,387	$102,892
Series 2003-8, Class 4A1, 4.42%, 01/25/2034(g)	120,271	117,712
BX Commercial Mortgage Trust
Series 2020-VKNG, Class A, 6.27% (1 mo. Term SOFR + 1.04%), 10/15/2037(b)(c)	1,192,676	1,181,626
Series 2021-ACNT, Class B, 6.59% (1 mo. Term SOFR + 1.36%), 11/15/2038(b)(c)	4,000,000	3,915,871
Series 2021-VINO, Class B, 6.19% (1 mo. Term SOFR + 0.97%), 05/15/2038(b)(c)	1,776,197	1,734,894
Series 2021-VOLT, Class B, 6.29% (1 mo. Term SOFR + 1.06%), 09/15/2036(b)(c)	3,252,772	3,151,434
Series 2021-VOLT, Class D, 6.99% (1 mo. Term SOFR + 1.76%), 09/15/2036(b)(c)	1,250,000	1,196,271
BX Trust
Series 2021-LGCY, Class B, 6.19% (1 mo. Term SOFR + 0.97%), 10/15/2036(b)(c)	3,630,000	3,517,034
Series 2022-IND, Class C, 7.51% (1 mo. Term SOFR + 2.29%), 04/15/2037(b)(c)	2,807,478	2,735,082
Series 2022-LBA6, Class B, 6.52% (1 mo. Term SOFR + 1.30%), 01/15/2039(b)(c)	1,000,000	978,974
COMM Mortgage Trust, Series 2019-521F, Class C, 6.67% (1 mo. Term SOFR + 1.45%), 06/15/2034(b)(c)	4,000,000	3,558,310
Commonbond Student Loan Trust
Series 2017-BGS, Class A2, 6.06% (1 mo. Term SOFR + 0.76%), 09/25/2042(b)(c)	269,361	262,131
Series 2018-AGS, Class A2, 5.91% (1 mo. Term SOFR + 0.61%), 02/25/2044(b)(c)	463,277	451,287
DBCG Mortgage Trust, Series 2017-BBG, Class C, 8.24% (PRIME), 06/15/2034(b)(c)	3,750,000	3,663,867
DBWF Mortgage Trust, Series 2018-GLKS, Class A, 6.42% (1 mo. Term SOFR + 1.18%), 12/19/2030(b)(c)	2,500,000	2,480,261
Edsouth Indenture No. 9 LLC, Series 2015-1, Class A, 5.98% (30 Day Average SOFR + 0.91%), 10/25/2056(b)(c)	358,875	353,399
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class A2, 6.32% (30 Day Average SOFR + 1.25%), 05/15/2028(b)(c)	2,500,000	2,526,127
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A2, 6.22% (30 Day Average SOFR + 1.15%), 06/15/2028(b)(c)	4,000,000	4,016,570
Great Wolf Trust
Series 2019-WOLF, Class A, 6.37% (1 mo. Term SOFR + 1.15%), 12/15/2036(b)(c)	2,500,000	2,482,607
Series 2019-WOLF, Class B, 6.67% (1 mo. Term SOFR + 1.45%), 12/15/2036(b)(c)	3,384,000	3,339,954
GS Mortgage Securities Corp. Trust
Series 2018-TWR, Class A, 6.42% (1 mo. Term SOFR + 1.20%), 07/15/2031(b)(c)	3,000,000	2,572,312
Series 2021-ROSS, Class A, 6.49% (1 mo. Term SOFR + 1.26%), 05/15/2026(b)(c)	2,500,000	2,224,411
Hertz Vehicle Financing LLC, Series 2021- 1A, Class B, 1.56%, 12/26/2025(c)	1,350,000	1,269,209
Home Equity Asset Trust, Series 2004-5, Class M2, 6.36% (1 mo. Term SOFR + 1.06%), 11/25/2034(b)	799,261	793,020

	Principal Amount	Value

Invitation Homes Trust, Series 2018-SFR4, Class C, 6.74% (1 mo. Term SOFR + 1.51%), 01/17/2038(b)(c)	$2,999,862	$2,991,070
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2018-PHH, Class B, 6.73% (1 mo. Term SOFR + 1.51%), 06/15/2035(b)(c)	2,385,000	2,173,485
JP Morgan Mortgage Trust
Series 2019-6, Class A11, 6.05% (1 mo. Term SOFR + 1.01%), 12/25/2049(b)(c)	69,708	66,873
Series 2019-INV2, Class A1, 6.05% (1 mo. Term SOFR + 1.01%), 02/25/2050(b)(c)	204,323	192,900
Series 2019-INV3, Class A11, 6.00% (1 mo. Term SOFR + 1.11%), 05/25/2050(b)(c)	88,837	84,816
Series 2019-LTV3, Class A1, 6.00% (1 mo. Term SOFR + 0.96%), 03/25/2050(b)(c)	30,107	29,996
Series 2020-8, Class A11, 5.97% (30 Day Average SOFR + 0.90%), 03/25/2051(b)(c)	214,477	202,634
Series 2020-LTV1, Class A11, 6.00% (1 mo. Term SOFR + 1.11%), 06/25/2050(b)(c)	16,858	16,595
Series 2021-1, Class A11, 5.72% (30 Day Average SOFR + 0.65%), 06/25/2051(b)(c)	631,211	584,742
Med Trust, Series 2021-MDLN, Class B, 6.79% (1 mo. Term SOFR + 1.56%), 11/15/2038(b)(c)	2,985,671	2,897,395
Mello Mortgage Capital Acceptance Trust, Series 2021-INV2, Class A1, 5.00% (30 Day Average SOFR + 0.95%), 08/25/2051(b)(c)	3,000,316	2,768,531
Merrill Lynch Mortgage Investors Trust
Series 2003-F, Class A1, 6.05% (1 mo. Term SOFR + 0.75%), 10/25/2028(b)	59,136	55,664
Series 2005-A2, Class A5, 4.16%, 02/25/2035(g)	44,456	42,202
MHC Commercial Mortgage Trust, Series 2021-MHC, Class B, 6.44% (1 mo. Term SOFR + 1.22%), 04/15/2038(b)(c)	2,500,000	2,462,508
MHP Commercial Mortgage Trust, Series 2021-STOR, Class B, 6.24% (1 mo. Term SOFR + 1.01%), 07/15/2038(b)(c)	2,500,000	2,441,894
Nelnet Student Loan Trust, Series 2021-A, Class A2, 6.40% (1 mo. Term SOFR + 1.14%), 04/20/2062(b)(c)	2,680,000	2,645,521
New Residential Advance Receivables Trust, Series 2020-T1, Class AT1, 1.43%, 08/15/2053(c)	1,850,000	1,844,921
NRZ Advance Receivables Trust, Series 2020-T2, Class AT2, 1.48%, 09/15/2053(c)	4,100,000	4,066,797
OBX Trust
Series 2018-EXP1, Class 2A1, 6.26% (1 mo. Term SOFR + 0.96%), 04/25/2048(b)(c)	97,757	97,414
Series 2018-EXP2, Class 2A2, 6.36% (1 mo. Term SOFR + 1.06%), 07/25/2058(b)(c)	257,361	249,766

See accompanying notes which are an integral part of this schedule.

Invesco Variable Rate Investment Grade ETF (VRIG)–(continued)

July 31, 2023

(Unaudited)

	Principal Amount	Value

Series 2019-EXP1, Class 2A2, 5.72% (1 mo. Term SOFR + 1.26%), 01/25/2059(b)(c)	$129,981	$128,835
Series 2019-EXP2, Class 2A2, 5.78% (1 mo. Term SOFR + 1.31%), 06/25/2059(b)(c)	225,541	216,377
Series 2020-EXP1, Class 2A2, 6.36% (1 mo. Term SOFR + 1.06%), 02/25/2060(b)(c)	318,749	289,260
Series 2020-EXP3, Class 2A2, 6.61% (1 mo. Term SOFR + 1.31%), 01/25/2060(b)(c)	451,523	444,624
Series 2020-INV1, Class A11, 6.00% (1 mo. Term SOFR + 1.01%), 12/25/2049(b)(c)	201,180	188,358
RLGH Trust, Series 2021-TROT, Class B, 6.50% (1 mo. Term SOFR + 1.28%), 04/15/2036(b)(c)	3,000,000	2,897,356
SMB Private Education Loan Trust Series 2019-B, Class A2B, 6.34% (1 mo. Term SOFR + 1.11%), 06/15/2037(b)(c)	1,989,766	1,968,144
Series 2020-A, Class A2B, 6.17% (1 mo. Term SOFR + 0.94%), 09/15/2037(b)(c)	1,192,313	1,180,409
Series 2021-A, Class A2A2, 6.07% (1 mo. Term SOFR + 0.84%), 01/15/2053(b)(c)	3,377,535	3,301,096
Series 2022-C, Class A1B, 6.92% (30 Day Average SOFR + 1.85%), 05/16/2050(b)(c)	2,410,427	2,423,069
SMRT, Series 2022-MINI, Class B, 6.57% (1 mo. Term SOFR + 1.35%), 01/15/2039(b)(c)	4,655,000	4,523,026
Tesla Auto Lease Trust, Series 2023-A, Class B, 6.41%, 07/20/2027(c)	3,500,000	3,492,038
WaMu Mortgage Pass-Through Ctfs. Trust, Series 2004-AR3, Class A2, 4.52%, 06/25/2034(g)	48,210	44,397
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class A6FL, 6.89% (1 mo. Term SOFR + 1.66%), 01/15/2059(b)(c)	2,500,000	2,466,980

Total Asset-Backed Securities (Cost $112,746,923)		109,817,678

Agency Credit Risk Transfer Notes-16.58%
Fannie Mae Connecticut Avenue Securities
Series 2019-R01, Class 2M2, 7.63% (30 Day Average SOFR + 2.56%), 07/25/2031(b)(c)(h)	404,721	406,282
Series 2019-R02, Class 1M2, 7.48% (30 Day Average SOFR + 2.41%), 08/25/2031(b)(c)(h)	41,865	41,866
Series 2021-R01, Class 1M1, 5.82% (30 Day Average SOFR + 0.75%), 10/25/2041(b)(c)(h)	639,808	637,746
Series 2021-R03, Class 1M1, 5.92% (30 Day Average SOFR + 0.85%), 12/25/2041(b)(c)(h)	2,875,515	2,861,716
Series 2022-R01, Class 1M1, 6.07% (30 Day Average SOFR + 1.00%), 12/25/2041(b)(c)(h)	1,082,804	1,074,324

	Principal Amount	Value

Series 2022-R01, Class 1M2, 6.97% (30 Day Average SOFR + 1.90%), 12/25/2041(b)(c)(h)	$1,000,000	$985,369
Series 2022-R02, Class 2M1, 6.27% (30 Day Average SOFR + 1.20%), 01/25/2042(b)(c)(h)	2,369,822	2,367,498
Series 2022-R02, Class 2M2, 8.07% (30 Day Average SOFR + 3.00%), 01/25/2042(b)(c)(h)	4,000,000	4,023,812
Series 2022-R03, Class 1M1, 7.17% (30 Day Average SOFR + 2.10%), 03/25/2042(b)(c)(h)	1,524,500	1,535,123
Series 2022-R04, Class 1M1, 7.07% (30 Day Average SOFR + 2.00%), 03/25/2042(b)(c)(h)	2,156,970	2,172,687
Series 2022-R04, Class 1M2, 8.17% (30 Day Average SOFR + 3.10%), 03/25/2042(b)(c)(h)	3,400,000	3,465,444
Series 2022-R05, Class 2M1, 6.97% (30 Day Average SOFR + 1.90%), 04/25/2042(b)(c)(h)	2,534,237	2,548,158
Series 2022-R05, Class 2M2, 8.07% (30 Day Average SOFR + 3.00%), 04/25/2042(b)(c)(h)	1,750,000	1,764,726
Series 2022-R06, Class 1M1, 7.82% (30 Day Average SOFR + 2.75%), 05/25/2042(b)(c)(h)	1,262,044	1,287,669
Series 2022-R07, Class 1M1, 8.02% (30 Day Average SOFR + 2.95%), 06/25/2042(b)(c)(h)	3,171,248	3,254,316
Series 2022-R08, Class 1M1, 7.62% (30 Day Average SOFR + 2.55%), 07/25/2042(b)(c)(h)	2,692,414	2,754,807
Series 2022-R08, Class 1M2, 8.67% (30 Day Average SOFR + 3.60%), 07/25/2042(b)(c)(h)	1,500,000	1,552,973
Series 2023-R01, Class 1M1, 7.47% (30 Day Average SOFR + 2.40%), 12/25/2042(b)(c)(h)	1,382,500	1,409,212
Series 2023-R01, Class 1M2, 8.82% (30 Day Average SOFR + 3.75%), 12/25/2042(b)(c)(h)	1,225,000	1,281,929
Series 2023-R02, Class 1M1, 7.37% (30 Day Average SOFR + 2.30%), 01/25/2043(b)(c)(h)	574,005	582,912
Series 2023-R02, Class 1M2, 8.42% (30 Day Average SOFR + 3.35%), 01/25/2043(b)(c)(h)	700,000	723,281
Series 2023-R04, Class 1M1, 7.37% (30 Day Average SOFR + 2.30%), 05/25/2043(b)(c)(h)	4,371,252	4,438,031
Series 2023-R05, Class 1M1, 6.97% (30 Day Average SOFR + 1.90%), 06/25/2043(b)(c)(h)	1,568,287	1,577,394
Series 2023-R05, Class 1M2, 8.17% (30 Day Average SOFR + 3.10%), 06/25/2043(b)(c)(h)	1,100,000	1,127,663

See accompanying notes which are an integral part of this schedule.

Invesco Variable Rate Investment Grade ETF (VRIG)–(continued)

July 31, 2023

(Unaudited)

	Principal Amount	Value

Series 2023-R06, Class 1M1, 6.77% (30 Day Average SOFR + 1.70%), 07/25/2043(b)(c)(h)	$2,120,000	$2,130,600
Series 2023-R06, Class 1M2, 7.77% (30 Day Average SOFR + 2.70%), 07/25/2043(b)(c)(h)	1,365,000	1,377,584
Freddie Mac
Series 2020-DNA1, Class M2, STACR®, 6.88% (30 Day Average SOFR + 1.81%), 01/25/2050(b)(c)(i)	331,058	331,153
Series 2020-DNA5, Class M2, STACR®, 7.87% (30 Day Average SOFR + 2.80%), 10/25/2050(b)(c)(i)	916,898	930,352
Series 2021-DNA2, Class M2, STACR®, 7.37% (30 Day Average SOFR + 2.30%), 08/25/2033(b)(c)(i)	4,584,258	4,607,022
Series 2021-DNA3, Class M1, STACR®, 5.82% (30 Day Average SOFR + 0.75%), 10/25/2033(b)(c)(i)	807,287	803,697
Series 2021-DNA3, Class M2, STACR®, 7.17% (30 Day Average SOFR + 2.10%), 10/25/2033(b)(c)(i)	3,125,000	3,103,018
Series 2021-DNA5, Class M2, STACR®, 6.72% (30 Day Average SOFR + 1.65%), 01/25/2034(b)(c)(i)	2,960,631	2,965,401
Series 2021-DNA6, Class M2, STACR®, 6.57% (30 Day Average SOFR + 1.50%), 10/25/2041(b)(c)(i)	5,571,181	5,481,157
Series 2021-HQA3, Class M1, STACR®, 5.92% (30 Day Average SOFR + 0.85%), 09/25/2041(b)(c)(i)	2,346,091	2,318,988
Series 2022-DNA2, Class M1A, STACR®, 6.37% (30 Day Average SOFR + 1.30%), 02/25/2042(b)(c)(i)	1,912,356	1,908,213
Series 2022-DNA2, Class M1B, STACR®, 7.47% (30 Day Average SOFR + 2.40%), 02/25/2042(b)(c)(i)	4,250,000	4,264,957
Series 2022-DNA3, Class M1A, STACR®, 7.07% (30 Day Average SOFR + 2.00%), 04/25/2042(b)(c)(i)	2,946,551	2,957,905
Series 2022-DNA3, Class M1B, STACR®, 7.97% (30 Day Average SOFR + 2.90%), 04/25/2042(b)(c)(i)	4,500,000	4,583,114
Series 2022-DNA4, Class M1A, STACR®, 7.27% (30 Day Average SOFR + 2.20%), 05/25/2042(b)(c)(i)	2,267,254	2,298,342
Series 2022-DNA4, Class M1B, STACR®, 8.42% (30 Day Average SOFR + 3.35%), 05/25/2042(b)(c)(i)	1,500,000	1,544,466
Series 2022-DNA5, Class M1A, STACR®, 8.02% (30 Day Average SOFR + 2.95%), 06/25/2042(b)(c)(i)	1,748,602	1,782,703
Series 2022-DNA5, Class M1B, STACR®, 9.57% (30 Day Average SOFR + 4.50%), 06/25/2042(b)(c)(i)	1,500,000	1,603,014
Series 2022-HQA1, Class M1A, STACR®, 7.17% (30 Day Average SOFR + 2.10%), 03/25/2042(b)(c)(i)	2,215,559	2,224,876
Series 2022-HQA1, Class M1B, STACR®, 8.57% (30 Day Average SOFR + 3.50%), 03/25/2042(b)(c)(i)	2,000,000	2,061,546

	Principal Amount	Value

Series 2022-HQA2, Class M1A, STACR®, 7.72% (30 Day Average SOFR + 2.65%), 07/25/2042(b)(c)(i)	$1,524,558	$1,558,422
Series 2022-HQA3, Class M1, STACR®, 7.37% (30 Day Average SOFR + 2.30%), 08/25/2042(b)(c)(i)	733,566	745,330
Series 2022-HQA3, Class M1, STACR®, 8.62% (30 Day Average SOFR + 3.55%), 08/25/2042(b)(c)(i)	3,130,000	3,226,882
Series 2023-DNA1, Class M1, STACR®, 7.17% (30 Day Average SOFR + 2.10%), 03/25/2043(b)(c)(i)	2,523,003	2,553,159
Series 2023-DNA1, Class M1, STACR®, 8.17% (30 Day Average SOFR + 3.10%), 03/25/2043(b)(c)(i)	475,000	483,352
Series 2023-HQA1, Class M1, STACR®, 7.07% (30 Day Average SOFR + 2.00%), 05/25/2043(b)(c)(i)	615,620	619,330
Series 2023-HQA1, Class M1, STACR®, 8.57% (30 Day Average SOFR + 3.50%), 05/25/2043(b)(c)(i)	800,000	825,675
Series 2023-HQA2, Class M1, STACR®, 8.42% (30 Day Average SOFR + 3.35%), 06/25/2043(b)(c)(i)	2,500,000	2,562,487

Total Agency Credit Risk Transfer Notes (Cost $104,579,238)		105,727,683

U.S. Government Sponsored Agency Mortgage-Backed Securities-2.32%
Collateralized Mortgage Obligations-2.05%
Fannie Mae REMICs
5.48% (30 Day Average SOFR + 0.41%), 04/25/2035(b)	995,183	990,842
5.53% (1 mo. USD LIBOR + 0.35%), 09/25/2041(b)	282	282
4.32% (1 mo. USD LIBOR + 0.32%), 01/25/2045(b)	602,829	585,191
5.68% (30 Day Average SOFR + 0.61%), 05/25/2046(b)	224,946	218,867
4.72% (1 mo. USD LIBOR + 0.30%), 09/25/2047(b)	587,315	570,864
4.84% (1 mo. USD LIBOR + 0.32%), 12/25/2047(b)	212,082	206,706
Freddie Mac Multifamily Structured Credit Risk, Series 2021-MN2, Class M1, 6.87% (30 Day Average SOFR + 1.80%), 07/25/2041(b)(c)	3,486,302	3,243,453
Freddie Mac Multifamily Structured Pass-Through Ctfs.
Series KF35, Class A, 5.57% (1 mo. USD LIBOR + 0.35%), 08/25/2024(b)	72,857	72,687
Series KF35, Class A, 5.61% (1 mo. USD LIBOR + 0.39%), 10/25/2025(b)	976,214	970,660
Series KF81, Class AS, 5.47% (30 Day Average SOFR + 0.40%), 06/25/2027(b)	1,260,220	1,252,845
Series Q008, Class A, 5.61% (1 mo. USD LIBOR + 0.39%), 10/25/2045(b)	620,466	616,087
Freddie Mac REMICs
4.52% (1 mo. USD LIBOR + 0.35%), 09/15/2038(b)	600,254	585,982
4.37% (1 mo. USD LIBOR + 0.45%), 09/15/2040(b)	496,576	483,208

See accompanying notes which are an integral part of this schedule.

Invesco Variable Rate Investment Grade ETF (VRIG)–(continued)

July 31, 2023

(Unaudited)

	Principal Amount	Value

Collateralized Mortgage Obligations-(continued)
5.69% (30 Day Average SOFR + 0.61%), 06/15/2041(b)	$156,135	$152,682
4.48% (1 mo. USD LIBOR + 0.32%), 08/15/2043(b)	599,864	575,149
5.53% (30 Day Average SOFR + 0.46%), 01/15/2048(b)	2,628,184	2,524,887

		13,050,392

Federal Home Loan Mortgage Corp. (FHLMC)-0.10%
ARM, 4.33% (1 yr. USD LIBOR + 1.57%), 06/01/2037(b)	195,365	192,185
ARM, 4.54% (1 yr. USD LIBOR + 1.74%), 11/01/2038(b)	251,597	255,179
ARM, 4.44% (1 yr. USD LIBOR + 1.73%), 03/01/2043(b)	229,197	230,058

		677,422

Federal National Mortgage Association (FNMA)-0.17%
ARM, 4.02% (1 yr. USD LIBOR + 1.64%), 02/01/2035(b)	46,022	45,052
ARM, 5.53% (1 yr. U.S. Treasury Yield Curve Rate + 2.35%), 07/01/2035(b)	572,740	585,040
ARM, 7.03% (6 mo. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.57%), 07/01/2035(b)	36,470	36,814
ARM, 3.97% (1 yr. USD LIBOR + 1.72%), 10/01/2036(b)	127,850	126,262
ARM, 4.53% (1 yr. USD LIBOR + 1.78%), 03/01/2037(b)	188,481	185,299
ARM, 4.30% (1 yr. USD LIBOR + 1.52%), 11/01/2037(b)	94,587	93,267

		1,071,734

Total U.S. Government Sponsored Agency Mortgage- Backed Securities (Cost $15,351,046)		14,799,548

	Shares	Value

Money Market Funds-0.41%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(j)(k) (Cost $2,598,667)	2,598,667	$2,598,667

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.72% (Cost $632,034,411)		629,428,757

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-2.81%
Invesco Private Government Fund, 5.24%(j)(k)(l)	5,018,761	5,018,761
Invesco Private Prime Fund, 5.38%(j)(k)(l)	12,905,386	12,905,386

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $17,923,798)		17,924,147

TOTAL INVESTMENTS IN SECURITIES-101.53% (Cost $649,958,209)		647,352,904
OTHER ASSETS LESS LIABILITIES-(1.53)%		(9,752,009)

NET ASSETS-100.00%		$637,600,895

See accompanying notes which are an integral part of this schedule.

Invesco Variable Rate Investment Grade ETF (VRIG)–(continued)

July 31, 2023

(Unaudited)

Investment Abbreviations:
ARM	-Adjustable Rate Mortgage
Ctfs.	-Certificates
IBOR	-Interbank Offered Rate
LIBOR	-London Interbank Offered Rate
REMICs	-Real Estate Mortgage Investment Conduits
SOFR	-Secured Overnight Financing Rate
STACR®	-Structured Agency Credit Risk
USD	-U.S. Dollar

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on July 31, 2023.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2023 was $303,011,367, which represented 47.52% of the Fund’s Net Assets.

(d)	All or a portion of this security was out on loan at July 31, 2023.
(e)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(f)	Perpetual bond with no specified maturity date.
(g)

Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on July 31, 2023.

(h)	CAS notes are bonds issued by Fannie Mae. The amount of periodic principal and ultimate principal paid by Fannie Mae is determined by the performance of a large and diverse reference pool.
(i)

Principal payments are determined by the delinquency and principal payment experience on the STACR® reference pool. Freddie Mac transfers credit risk from the mortgages in the reference pool to credit investors who invest in the STACR® debt notes.

(j)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2023.

				Change in Unrealized
	Value	Purchases	Proceeds	Appreciation	Realized	Value	Dividend
	October 31, 2022	at Cost	from Sales	(Depreciation)	Gain	July 31, 2023	Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$1,075,009	$209,404,194	$(207,880,536)	$-	$-	$2,598,667	$207,631

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	5,473,023	50,481,269	(50,935,531)	-	-	5,018,761	193,825	*

Invesco Private Prime Fund	14,069,884	117,044,783	(118,209,680)	(272)	671	12,905,386	519,544	*

Total	$20,617,916	$376,930,246	$(377,025,747)	$(272)	$671	$20,522,814	$921,000

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(k)	The rate shown is the 7-day SEC standardized yield as of July 31, 2023.
(l)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings

July 31, 2023

(Unaudited)

NOTE 1–Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

 The following is a summary of the tiered valuation input levels, as of July 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Invesco AAA CLO Floating Rate Note ETF

Investments in Securities

Asset-Backed Securities	$-	$32,857,008	$-	$32,857,008

Money Market Funds	331,994	-	-	331,994

Total Investments	$331,994	$32,857,008	$-	$33,189,002

Invesco Active U.S. Real Estate ETF

Investments in Securities

Common Stocks & Other Equity Interests	$108,589,065	$-	$-	$108,589,065

Money Market Funds	-	13,398,092	-	13,398,092

Total Investments	$108,589,065	$13,398,092	$-	$121,987,157

Invesco High Yield Bond Factor ETF

Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$-	$36,805,453	$-	$36,805,453

U.S. Treasury Securities	-	91,480	-	91,480

Money Market Funds	253,780	1,832,260	-	2,086,040

Total Investments in Securities	253,780	38,729,193	-	38,982,973

Other Investments - Assets*

Futures Contracts	39,677	-	-	39,677

Investments Matured	-	-	2,943	2,943

Swap Agreements	-	14,701	-	14,701

	39,677	14,701	2,943	57,321

Other Investments - Liabilities*

Futures Contracts	(86,261)	-	-	(86,261)

Total Other Investments	(46,584)	14,701	2,943	(28,940)

Total Investments	$207,196	$38,743,894	$2,943	$38,954,033

	Level 1	Level 2	Level 3	Total
Invesco High Yield Select ETF

Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$-	$9,028,961	$-	$9,028,961

Non-U.S. Dollar Denominated Bonds & Notes	-	683,066	-	683,066

Preferred Stocks	-	9,980	-	9,980

Money Market Funds	32,237	296,253	-	328,490

Total Investments in Securities	32,237	10,018,260	-	10,050,497

Other Investments - Assets*

Forward Foreign Currency Contracts	-	2,091	-	2,091

Other Investments - Liabilities*

Forward Foreign Currency Contracts	-	(18,863)	-	(18,863)

Total Other Investments	-	(16,772)	-	(16,772)

Total Investments	$32,237	$10,001,488	$-	$10,033,725

Invesco S&P 500® Downside Hedged ETF

Investments in Securities

Common Stocks & Other Equity Interests	$148,909,255	$-	$-	$148,909,255

Money Market Funds	8,619,621	4,427,127	-	13,046,748

Total Investments in Securities	157,528,876	4,427,127	-	161,956,003

Other Investments - Assets*

Futures Contracts	174,640	-	-	174,640

Other Investments - Liabilities*

Futures Contracts	(216,077)	-	-	(216,077)

Total Other Investments	(41,437)	-	-	(41,437)

Total Investments	$157,487,439	$4,427,127	$-	$161,914,566

Invesco Short Duration Bond ETF

Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$-	$8,859,333	$-	$8,859,333

Asset-Backed Securities	-	595,041	-	595,041

U.S. Treasury Securities	-	179,852	-	179,852

Agency Credit Risk Transfer Notes	-	75,230	-	75,230

Preferred Stocks	-	49,643	-	49,643

Money Market Funds	48,357	80,883	-	129,240

Total Investments in Securities	48,357	9,839,982	-	9,888,339

Other Investments - Assets*

Futures Contracts	21,416	-	-	21,416

Other Investments - Liabilities*

Futures Contracts	(37,202)	-	-	(37,202)

Total Other Investments	(15,786)	-	-	(15,786)

Total Investments	$32,571	$9,839,982	$-	$9,872,553

	Level 1	Level 2	Level 3	Total
Invesco Total Return Bond ETF

Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$-	$489,841,058	$2,599,023	$492,440,081

U.S. Government Sponsored Agency Mortgage-Backed Securities	-	218,190,124	-	218,190,124

Asset-Backed Securities	-	168,839,029	4,016,293	172,855,322

U.S. Treasury Securities	-	163,035,180	-	163,035,180

Agency Credit Risk Transfer Notes	-	7,120,478	-	7,120,478

Municipal Obligations	-	3,285,228	-	3,285,228

U.S. Government Sponsored Agency Securities	-	2,553,587	-	2,553,587

Preferred Stocks	273,526	2,047,262	-	2,320,788

Exchange-Traded Funds	546,716	-	-	546,716

Non-U.S. Dollar Denominated Bonds & Notes	-	97,096	-	97,096

Common Stocks & Other Equity Interests	-	-	0	0

Options Purchased	551,700	-	-	551,700

Money Market Funds	-	81,254,410	-	81,254,410

Total Investments in Securities	1,371,942	1,136,263,452	6,615,316	1,144,250,710

Other Investments - Assets*

Futures Contracts	3,082,371	-	-	3,082,371

Investments Matured	-	59,274	-	59,274

	3,082,371	59,274	-	3,141,645

Other Investments - Liabilities*

Futures Contracts	(2,408,034)	-	-	(2,408,034)

Total Other Investments	674,337	59,274	-	733,611

Total Investments	$2,046,279	$1,136,322,726	$6,615,316	$1,144,984,321

Invesco Ultra Short Duration ETF

Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$-	$957,596,048	$-	$957,596,048

Commercial Paper	-	509,780,177	-	509,780,177

Asset-Backed Securities	-	290,381,118	-	290,381,118

U.S. Treasury Securities	-	35,361,379	-	35,361,379

Certificates of Deposit	-	26,967,984	-	26,967,984

Variable Rate Senior Loan Interests	-	1,345,307	-	1,345,307

Exchange-Traded Funds	998,010	-	-	998,010

Money Market Funds	-	9,270,017	-	9,270,017

Total Investments	$998,010	$1,830,702,030	$-	$1,831,700,040

Invesco Variable Rate Investment Grade ETF

Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$-	$262,752,838	$-	$262,752,838

U.S. Treasury Securities	-	133,732,343	-	133,732,343

Asset-Backed Securities	-	109,817,678	-	109,817,678

Agency Credit Risk Transfer Notes	-	105,727,683	-	105,727,683

U.S. Government Sponsored Agency Mortgage-Backed Securities	-	14,799,548	-	14,799,548

Money Market Funds	2,598,667	17,924,147	-	20,522,814

Total Investments	$2,598,667	$644,754,237	$-	$647,352,904

*	Forward foreign currency contracts, futures contracts and swap agreements are valued at unrealized appreciation (depreciation). Investments matured is shown at value.